Schedule of Investments (unaudited)
May 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
American Express Credit Account Master Trust
4.51%, 04/15/32	$100	$100,488
4.30%, 07/15/30	1,000	1,000,230
AmeriCredit Automobile Receivables Trust, 5.38%, 06/18/29	1,130	1,142,377
BA Credit Card Trust, 4.31%, 05/15/30	1,250	1,251,755
Capital One Multi-Asset Execution Trust, 3.82%, 09/15/30	500	495,008
CarMax Auto Owner Trust, 4.47%, 01/15/31	400	400,641
Citibank Credit Card Issuance Trust
6.15%, 06/15/39	100	109,263
4.49%, 06/21/32	940	943,215
Ford Credit Auto Lease Trust, 4.23%, 12/15/28	500	500,364
Ford Credit Floorplan Master Owner Trust A, 4.06%, 09/15/30	250	248,200
GM Financial Consumer Automobile Receivables Trust
5.28%, 10/16/29	850	859,789
3.84%, 02/18/31	500	494,912
Honda Auto Receivables Owner Trust, 3.98%, 06/17/30	2,250	2,235,420
Hyundai Auto Receivables Trust
4.32%, 10/15/29	1,000	1,001,739
4.40%, 04/15/31	500	500,344
John Deere Owner Trust, 4.06%, 06/15/29	1,430	1,429,275
Mercedes-Benz Auto Lease Trust, 4.69%, 02/18/31	400	402,120
Synchrony Card Funding LLC, 4.49%, 05/15/31	300	300,618
Toyota Auto Receivables Owner Trust, 4.34%, 11/15/29	100	100,202
Verizon Master Trust, 4.17%, 08/20/30	1,200	1,199,969
Volkswagen Auto Lease Trust, 4.01%, 01/22/29	200	199,499
WF Card Issuance Trust, 4.29%, 10/15/29	1,100	1,102,592
World Omni Auto Receivables Trust, 4.34%, 09/16/30	500	500,569
Total Asset-Backed Securities — 0.3% (Cost: $16,551,517)		16,518,589
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 1.1%
Bank, 3.35%, 01/15/63(a)	200	173,288
Bank5
5.28%, 08/15/63	500	507,432
6.26%, 04/15/56(a)	1,000	1,021,573
6.50%, 12/15/56	433	447,440
BBCMS Mortgage Trust
2.04%, 09/15/54	1,000	889,935
2.69%, 11/15/54	1,000	889,776
5.02%, 09/15/58	500	503,720
5.12%, 09/15/57	500	500,525
5.25%, 02/15/59	500	508,352
5.48%, 11/15/58	400	405,300
5.72%, 02/15/62	500	522,690
5.83%, 11/15/57(a)	250	255,998
6.00%, 09/15/56(a)	2,000	2,108,264
6.17%, 12/15/55(a)	100	103,209
6.30%, 09/15/56(a)	500	520,682
Series 2018-C2, Class A5, 4.31%, 12/15/51	500	495,456
Series 2020-C7, Class A5, 2.04%, 04/15/53	296	266,870
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
BBCMS Trust, 2.27%, 07/15/54	$250	$236,471
Benchmark Mortgage Trust
1.93%, 07/15/53	500	444,270
2.52%, 11/15/54(a)	250	204,380
3.93%, 03/15/52	766	760,650
5.18%, 02/15/59	1,000	1,013,261
5.33%, 02/15/58	500	504,271
5.36%, 05/15/55	250	251,883
6.06%, 08/15/57(a)	500	514,240
6.09%, 04/15/57(a)	250	258,142
6.79%, 03/15/57	500	517,364
Series 2018-B4, Class ASB, 4.06%, 07/15/51(a)	104	104,155
Series 2018-B6, Class AAB, 4.17%, 10/10/51	108	107,871
Series 2019-B11, Class A4, 3.28%, 05/15/52	84	80,846
Series 2020-B21, Class A4, 1.70%, 12/17/53	1,200	1,077,033
Series 2020-B21, Class A5, 1.98%, 12/17/53	800	708,454
BMO Mortgage Trust
4.81%, 07/15/54(a)	483	484,014
5.58%, 05/15/58	500	512,339
5.74%, 02/15/57	1,000	1,020,775
5.88%, 09/15/57(a)	200	198,196
5.89%, 11/15/57(a)	303	308,005
6.20%, 11/15/57(a)	928	950,292
CD Mortgage Trust
3.35%, 11/10/49	142	141,746
3.91%, 11/13/50(a)	100	96,022
Citigroup Commercial Mortgage Trust
3.92%, 12/15/72(a)	200	184,167
Series 2019-C7, Class A4, 3.10%, 12/15/72	500	473,048
CSAIL Commercial Mortgage Trust
4.05%, 03/15/52	200	196,566
4.45%, 04/15/51(a)	400	384,026
Series 2016-C7, Class AS, 3.96%, 11/15/49(a)	250	247,548
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.00%, 09/25/29	1,000	963,047
3.78%, 11/25/32(a)	2,000	1,917,292
4.40%, 06/25/35(a)	1,360	1,330,512
4.43%, 02/25/33(a)	2,400	2,382,153
4.57%, 12/25/28	400	401,321
4.65%, 08/25/28(a)	1,000	1,004,520
4.76%, 10/25/34	900	906,016
4.94%, 11/25/30(a)	500	508,899
5.40%, 01/25/29	5,000	5,113,216
5.40%, 01/25/29	1,000	1,021,843
Federal National Mortgage Association-ACES
1.32%, 05/25/30	242	218,501
1.78%, 11/25/31(a)	2,500	2,190,937
2.40%, 11/25/31	500	452,832
Series 2020-M20, Class A2, 1.44%, 10/25/29	1,000	910,691
Freddie Mac Multifamily Structured Pass Through Certificates, 4.66%, 12/25/34(a)	500	499,641
JPMCC Commercial Mortgage Securities Trust, 3.28%, 07/15/50	203	202,254
Morgan Stanley Bank of America Merrill Lynch Trust, 5.64%, 03/15/58	185	189,909
Morgan Stanley Capital I Trust, 2.75%, 06/15/54(a)	1,000	868,570
MSWF Commercial Mortgage Trust, 5.75%, 05/15/56	2,000	2,083,327
UBS Commercial Mortgage Trust
4.03%, 08/15/51	2,000	1,976,639

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.67%, 12/15/51(a)	$250	$242,491
Series 2018-C12, Class ASB, 4.19%, 08/15/51	158	157,081
Wells Fargo Commercial Mortgage Trust
4.15%, 03/15/51(a)	500	491,753
5.92%, 11/15/57(a)	500	516,414
6.23%, 01/15/58(a)	500	504,594
Class A4, 2.34%, 08/15/54	460	408,357
Series 2018-C46, Class AS, 4.38%, 08/15/51	250	244,009
Series 2019-C51, Class A4, 3.31%, 06/15/52	2,000	1,906,990
Series 2019-C54, Class A4, 3.15%, 12/15/52	1,000	947,759
Series 2020-C56, Class A5, 2.45%, 06/15/53	130	119,872
		52,781,985
Total Collateralized Mortgage Obligations — 1.1% (Cost: $53,423,013)		52,781,985
Corporate Bonds & Notes
Advertising — 0.0%
WPP 2025 LLC/Delaware, 6.50%, 03/30/36	405	397,241
Aerospace & Defense — 0.2%
Honeywell Aerospace, Inc.
4.00%, 03/16/29(b)	50	49,418
4.30%, 03/16/31(b)	1,145	1,127,458
4.60%, 03/16/33(b)	1,030	1,014,328
4.95%, 03/16/36(b)	2,090	2,065,298
5.62%, 03/16/46(b)	50	49,854
5.73%, 03/16/56(b)	1,030	1,030,337
5.85%, 03/16/66(b)	300	302,074
Howmet Aerospace, Inc., 5.95%, 02/01/37	45	47,826
L3Harris Technologies, Inc.
5.50%, 08/15/54	60	57,961
6.15%, 12/15/40	35	36,952
Northrop Grumman Corp.
4.90%, 06/01/34	620	618,742
4.95%, 03/15/53	440	392,790
5.20%, 06/01/54(c)	605	561,710
RTX Corp.
1.90%, 09/01/31	45	39,264
3.13%, 07/01/50	306	203,240
4.05%, 05/04/47	302	240,558
4.15%, 05/15/45	255	209,892
4.35%, 04/15/47	342	285,040
4.45%, 11/16/38	405	375,072
4.50%, 06/01/42	525	468,832
4.63%, 11/16/48	259	223,248
4.70%, 12/15/41	137	126,192
4.80%, 12/15/43	220	198,395
4.88%, 10/15/40	205	194,633
5.40%, 05/01/35	170	175,634
5.70%, 04/15/40	200	205,140
6.00%, 03/15/31	20	21,175
6.05%, 06/01/36	100	107,434
6.13%, 07/15/38	335	360,334
6.40%, 03/15/54	85	92,869
7.50%, 09/15/29	45	49,025
		10,930,725
Agriculture — 0.1%
Archer-Daniels-Midland Co.
2.70%, 09/15/51	230	140,324
Security	Par (000)	Value
Agriculture (continued)
3.25%, 03/27/30	$5	$4,779
3.75%, 09/15/47	184	140,224
4.02%, 04/16/43	63	52,046
4.50%, 08/15/33	375	371,276
4.50%, 03/15/49	95	81,307
4.54%, 03/26/42	132	118,162
5.38%, 09/15/35	60	61,775
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	1,990	1,818,938
3.75%, 09/25/27	1,014	1,006,912
4.10%, 01/07/28	580	577,475
4.20%, 09/17/29	640	632,986
4.55%, 08/04/30	100	99,491
4.65%, 09/17/34	125	121,207
4.80%, 03/19/33	125	124,292
5.15%, 08/04/35	1,180	1,178,423
5.15%, 03/19/36	140	139,502
		6,669,119
Airlines — 0.0%
Delta Air Lines, Inc., 5.25%, 07/10/30	170	171,961
Apparel — 0.0%
Tapestry, Inc.
4.13%, 07/15/27	92	91,661
5.10%, 03/11/30	25	25,260
5.50%, 03/11/35	500	504,015
		620,936
Auto Manufacturers — 0.3%
American Honda Finance Corp.
1.80%, 01/13/31	590	515,643
2.00%, 03/24/28	330	315,768
3.50%, 02/15/28	50	49,171
4.45%, 10/22/27	145	145,042
4.60%, 04/17/30	115	114,114
4.70%, 01/12/28	30	30,106
4.85%, 10/23/31	60	59,857
4.90%, 07/09/27	100	100,579
4.90%, 01/10/34	355	349,700
5.05%, 07/10/31	10	10,058
Cummins, Inc.
1.50%, 09/01/30	1,439	1,275,659
2.60%, 09/01/50	620	373,470
4.25%, 05/09/28	50	49,997
4.70%, 02/15/31	100	100,667
4.88%, 10/01/43	630	593,652
4.90%, 02/20/29	355	359,947
5.15%, 02/20/34	1,405	1,431,243
5.30%, 05/09/35	100	102,202
5.45%, 02/20/54	3,605	3,525,221
General Motors Co.
5.00%, 04/01/35(c)	150	145,977
5.15%, 04/01/38	190	180,984
5.20%, 04/01/45	294	260,774
5.40%, 04/01/48(c)	250	224,557
5.60%, 10/15/32	40	41,211
5.95%, 04/01/49(c)	230	221,050
6.25%, 10/02/43	265	266,367
6.60%, 04/01/36	281	302,231
6.75%, 04/01/46	199	209,887
General Motors Financial Co., Inc.
2.35%, 01/08/31	305	273,393

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
2.40%, 10/15/28	$50	$47,540
2.70%, 06/10/31	360	324,759
3.10%, 01/12/32	220	199,252
3.60%, 06/21/30	150	143,358
4.30%, 04/06/29	265	262,275
4.60%, 01/08/31	35	34,649
5.45%, 09/06/34	15	15,090
5.65%, 01/17/29	50	51,131
5.85%, 04/06/30	25	25,929
5.90%, 01/07/35	20	20,662
5.95%, 04/04/34	20	20,768
6.40%, 01/09/33	410	437,659
Honda Motor Co. Ltd., 2.97%, 03/10/32	265	238,707
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	332	382,547
		13,832,853
Auto Parts & Equipment — 0.0%
Aptiv Swiss Holdings Ltd.
3.10%, 12/01/51	714	439,818
4.15%, 05/01/52	365	271,501
4.40%, 10/01/46	79	61,764
BorgWarner, Inc.
4.38%, 03/15/45(c)	146	121,158
5.40%, 08/15/34	35	35,622
Lear Corp.
3.50%, 05/30/30	274	260,906
3.55%, 01/15/52	175	118,591
3.80%, 09/15/27	146	144,923
4.25%, 05/15/29	757	747,816
5.25%, 05/15/49	197	178,674
		2,380,773
Banks — 5.1%
Banco Bilbao Vizcaya Argentaria SA
4.15%, 03/03/29	200	197,436
4.97%, 05/08/31	200	200,009
5.13%, 03/03/36	205	199,645
6.03%, 03/13/35, (1-year CMT + 1.95%)(a)	300	312,607
7.88%, 11/15/34, (1-year CMT + 3.30%)(a)	60	68,168
Banco Santander SA
2.75%, 12/03/30	305	275,673
2.96%, 03/25/31	455	417,036
3.23%, 11/22/32, (1-year CMT + 1.60%)(a)	260	235,060
3.31%, 06/27/29	95	91,637
3.49%, 05/28/30	20	19,039
3.80%, 02/23/28	130	128,475
4.38%, 04/12/28	600	598,158
4.55%, 11/06/30	200	196,959
5.13%, 11/06/35	200	196,066
5.54%, 03/14/30, (1-year CMT + 1.45%)(a)	70	71,351
6.03%, 01/17/35	60	62,837
6.35%, 03/14/34	405	428,808
6.61%, 11/07/28	70	73,275
6.92%, 08/08/33	480	521,464
6.94%, 11/07/33	240	269,079
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.53%)(a)	120	107,184
1.92%, 10/24/31, (1-day SOFR + 1.37%)(a)	425	376,942
2.30%, 07/21/32, (1-day SOFR + 1.22%)(a)	285	252,008
2.48%, 09/21/36, (5-year CMT + 1.20%)(a)	560	488,372
Security	Par (000)	Value
Banks (continued)
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.25%)(a)	$528	$488,557
2.57%, 10/20/32, (1-day SOFR + 1.21%)(a)	225	200,553
2.59%, 04/29/31, (1-day SOFR + 2.15%)(a)	374	345,632
2.68%, 06/19/41, (1-day SOFR + 1.93%)(a)	275	199,546
2.69%, 04/22/32, (1-day SOFR + 1.32%)(a)	525	476,542
2.83%, 10/24/51, (1-day SOFR + 1.88%)(a)	409	256,375
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.45%)(a)	143	135,179
2.97%, 02/04/33, (1-day SOFR + 1.33%)(a)	592	535,280
2.97%, 07/21/52, (1-day SOFR + 1.56%)(a)(c)	692	447,151
3.31%, 04/22/42, (1-day SOFR + 1.58%)(a)	310	239,709
3.85%, 03/08/37, (5-year CMT + 2.00%)(a)	450	418,982
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.45%)(a)	291	227,878
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.58%)(a)	165	144,209
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.41%)(a)	1,211	956,197
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.08%)(a)	775	708,838
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.78%)(a)	588	484,524
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.25%)(a)	705	599,866
4.57%, 04/27/33, (1-day SOFR + 1.83%)(a)	935	918,030
4.88%, 04/01/44	411	380,742
5.00%, 01/21/44	623	585,242
5.02%, 07/22/33, (1-day SOFR + 2.16%)(a)	920	924,608
5.29%, 04/25/34, (1-day SOFR + 1.91%)(a)	950	964,712
5.43%, 08/15/35, (1-day SOFR + 1.91%)(a)	80	80,380
5.47%, 01/23/35, (1-day SOFR + 1.65%)(a)	305	311,679
5.52%, 10/25/35, (1-day SOFR + 1.74%)(a)	305	307,323
5.74%, 02/12/36, (1-day SOFR + 1.70%)(a)	100	102,119
5.87%, 09/15/34, (1-day SOFR + 1.84%)(a)	395	414,082
5.88%, 02/07/42	429	443,742
6.11%, 01/29/37	580	611,805
7.75%, 05/14/38	485	579,985
Series L, 4.75%, 04/21/45(c)	55	48,422
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.22%)(a)	360	326,700
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.65%)(a)	580	411,743
Bank of Montreal
3.09%, 01/10/37, (5-year CMT + 1.40%)(a)	70	62,567
3.80%, 12/15/32, (5-year USD Swap + 1.43%)(a)	1,135	1,117,260
4.35%, 09/22/31, (1-day SOFR Index + 1.08%)(a)	75	73,982
5.00%, 01/27/29, (1-day SOFR Index + 0.67%)(a)	160	161,410
5.51%, 06/04/31	75	77,687
Series H, 4.70%, 09/14/27	205	205,964
Series J, 4.44%, 01/14/32, (1-day SOFR + 0.97%)(a)	50	49,222
Bank of New York Mellon Corp.(The)
2.50%, 01/26/32	210	189,146
3.00%, 10/30/28	554	535,993
3.30%, 08/23/29	720	693,418
3.40%, 01/29/28	445	440,220
3.85%, 04/28/28	700	696,781

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.85%, 04/26/29	$120	$118,508
3.99%, 06/13/28, (1-day SOFR + 1.15%)(a)	80	79,807
4.29%, 06/13/33, (1-day SOFR + 1.42%)(a)	235	228,352
4.44%, 06/09/28, (1-day SOFR + 0.68%)(a)	55	55,117
4.54%, 02/01/29, (1-day SOFR + 1.17%)(a)	85	85,239
4.54%, 04/23/32, (1-day SOFR + 0.90%)(a)	250	248,262
4.71%, 02/01/34, (1-day SOFR + 1.51%)(a)	240	237,248
4.97%, 04/26/34, (1-day SOFR + 1.61%)(a)	120	120,185
5.06%, 07/22/32, (1-day SOFR + 1.23%)(a)	150	152,357
5.09%, 04/23/37, (1-day SOFR + 1.18%)(a)	220	218,716
5.19%, 03/14/35, (1-day SOFR + 1.42%)(a)	250	253,541
5.23%, 11/20/35, (1-day SOFR + 1.25%)(a)	200	202,903
5.32%, 06/06/36, (1-day SOFR + 1.35%)(a)	125	126,843
5.61%, 07/21/39, (1-day SOFR + 1.77%)(a)	90	92,334
5.83%, 10/25/33, (1-day SOFR Index + 2.07%)(a)	80	84,370
6.47%, 10/25/34, (1-day SOFR + 1.85%)(a)	285	311,491
Series J, 1.90%, 01/25/29	150	140,896
Bank of Nova Scotia(The)
2.15%, 08/01/31	1,570	1,390,003
2.45%, 02/02/32	370	327,817
4.04%, 09/15/28, (1-day SOFR + 0.76%)(a)	150	149,324
4.25%, 02/02/30, (1-day SOFR + 0.73%)(a)	275	272,256
4.34%, 09/15/31, (1-day SOFR + 1.09%)(a)	150	147,462
4.40%, 09/08/28, (1-day SOFR + 1.00%)(a)	630	629,913
4.58%, 06/05/29, (1-day SOFR + 0.66%)(a)	275	275,231
4.59%, 05/04/37, (5-year CMT + 2.05%)(a)	7,545	7,256,138
4.74%, 11/10/32, (1-day SOFR + 1.44%)(a)	210	209,459
4.81%, 02/02/34, (1-day SOFR + 1.05%)(a)	275	271,354
4.85%, 02/01/30	495	499,587
4.90%, 06/05/32, (1-day SOFR + 0.97%)(a)	275	275,274
4.93%, 02/14/29, (1-day SOFR + 0.89%)(a)	475	478,876
5.13%, 02/14/31, (1-day SOFR + 1.07%)(a)	550	558,352
5.25%, 06/12/28	205	208,777
5.40%, 06/04/27	1,430	1,447,270
5.45%, 08/01/29	780	801,483
5.65%, 02/01/34	515	537,459
Barclays PLC
2.65%, 06/24/31, (1-year CMT + 1.90%)(a)	190	174,288
2.67%, 03/10/32, (1-year CMT + 1.20%)(a)	415	374,035
2.89%, 11/24/32, (1-year CMT + 1.30%)(a)	860	769,448
3.56%, 09/23/35, (5-year CMT + 2.90%)(a)	290	271,911
3.81%, 03/10/42, (1-year CMT + 1.70%)(a)	50	39,427
4.22%, 05/24/30, (1-day SOFR + 0.93%)(a)	400	393,984
4.34%, 01/10/28	295	294,434
4.52%, 02/24/32, (1-day SOFR + 1.14%)(a)	400	392,015
4.84%, 05/09/28	565	565,917
4.95%, 01/10/47	530	472,767
4.97%, 05/16/29, (3-mo. SOFR US + 2.16%)(a)	490	492,650
5.09%, 02/25/29, (1-day SOFR + 0.96%)(a)	405	408,212
5.09%, 06/20/30, (3-mo. SOFR US + 3.32%)(a)	490	491,303
5.21%, 02/24/37, (1-day SOFR + 1.51%)(a)	410	398,761
5.25%, 08/17/45	325	304,562
5.34%, 09/10/35, (1-day SOFR + 1.91%)(a)	310	308,153
5.50%, 08/09/28, (1-year CMT + 2.65%)(a)	395	399,002
5.69%, 03/12/30, (1-day SOFR + 1.74%)(a)	335	343,061
5.75%, 08/09/33, (1-year CMT + 3.00%)(a)	85	87,491
5.79%, 02/25/36, (1-day SOFR + 1.59%)(a)	545	556,182
6.04%, 03/12/55, (1-day SOFR + 2.42%)(a)	235	243,330
6.22%, 05/09/34, (1-day SOFR + 2.98%)(a)	400	421,711
6.69%, 09/13/34, (1-day SOFR + 2.62%)(a)	245	264,931
Security	Par (000)	Value
Banks (continued)
7.12%, 06/27/34, (1-day SOFR + 3.57%)(a)	$300	$328,346
7.44%, 11/02/33, (1-year CMT + 3.50%)(a)	240	268,446
Canadian Imperial Bank of Commerce
3.60%, 04/07/32	445	418,473
4.28%, 01/29/30, (1-day SOFR Index + 0.79%)(a)	300	297,303
4.58%, 09/08/31, (1-day SOFR Index + 1.17%)(a)	215	213,262
4.63%, 09/11/30, (1-day SOFR + 1.34%)(a)	1,125	1,124,143
4.86%, 03/30/29, (1-day SOFR + 1.03%)(a)	1,150	1,157,640
5.00%, 04/28/28	490	495,583
5.24%, 06/28/27	155	156,686
5.25%, 01/13/31, (1-day SOFR + 1.11%)(a)	1,070	1,090,454
5.26%, 04/08/29	165	168,229
5.99%, 10/03/28	200	206,477
6.09%, 10/03/33	745	795,651
Capital One NA
2.70%, 02/06/30	270	252,644
4.65%, 09/13/28	490	491,306
Citigroup, Inc.
2.56%, 05/01/32, (1-day SOFR + 1.17%)(a)	365	328,379
2.57%, 06/03/31, (1-day SOFR + 2.11%)(a)	370	340,342
2.67%, 01/29/31, (1-day SOFR + 1.15%)(a)	5	4,653
2.98%, 11/05/30, (1-day SOFR + 1.42%)(a)	30	28,372
3.06%, 01/25/33, (1-day SOFR + 1.35%)(a)	345	312,852
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.41%)(a)	180	177,886
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.65%)(a)	165	163,643
3.79%, 03/17/33, (1-day SOFR + 1.94%)(a)	707	666,390
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.43%)(a)	610	529,694
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.60%)(a)	230	225,909
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.45%)(a)	196	194,516
4.13%, 07/25/28	361	357,649
4.41%, 03/31/31, (1-day SOFR + 3.91%)(a)	390	385,540
4.45%, 09/29/27	687	686,607
4.65%, 07/30/45	454	400,747
4.75%, 05/18/46	170	144,837
4.91%, 05/24/33, (1-day SOFR + 2.09%)(a)	335	333,528
5.17%, 02/13/30, (1-day SOFR + 1.36%)(a)	70	70,993
5.30%, 05/06/44	236	221,800
5.32%, 03/26/41, (1-day SOFR + 4.55%)(a)	395	387,926
5.41%, 09/19/39, (5-year CMT + 1.73%)(a)	60	59,300
5.45%, 06/11/35, (1-day SOFR + 1.45%)(a)	480	488,740
5.83%, 02/13/35, (1-day SOFR + 2.06%)(a)	480	489,606
5.88%, 02/22/33	276	287,685
5.88%, 01/30/42	600	617,200
6.00%, 10/31/33	217	226,743
6.02%, 01/24/36, (1-day SOFR + 1.83%)(a)	190	195,670
6.13%, 08/25/36	95	99,085
6.17%, 05/25/34, (1-day SOFR + 2.66%)(a)	570	595,724
6.27%, 11/17/33, (1-day SOFR + 2.34%)(a)	300	320,412
6.63%, 01/15/28	485	503,805
6.63%, 06/15/32	512	556,482
6.68%, 09/13/43	196	212,734
8.13%, 07/15/39	654	817,962
Citizens Financial Group, Inc.
2.50%, 02/06/30	110	101,331

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.25%, 04/30/30	$160	$151,430
5.64%, 05/21/37, (5-year CMT + 2.75%)(a)	205	205,595
6.65%, 04/25/35, (1-day SOFR + 2.33%)(a)	50	53,877
Commonwealth Bank of Australia, 4.15%, 10/01/30	6,025	5,949,474
Commonwealth Bank of Australia/New York
4.42%, 03/14/28	20	20,070
Series C, 4.36%, 03/27/29	4,115	4,120,102
Cooperatieve Rabobank UA
5.25%, 05/24/41	171	168,293
5.25%, 08/04/45	197	182,440
5.75%, 12/01/43	10	9,849
Deutsche Bank AG/New York
3.04%, 05/28/32, (1-day SOFR + 1.72%)(a)	580	527,359
3.55%, 09/18/31, (1-day SOFR + 3.04%)(a)	700	659,622
3.73%, 01/14/32, (1-day SOFR + 2.76%)(a)	30	28,012
3.74%, 01/07/33, (1-day SOFR + 2.26%)(a)	50	45,749
4.73%, 02/06/32, (1-day SOFR + 1.14%)(a)	190	187,020
4.88%, 12/01/32, (5-year USD ICE Swap + 2.55%)(a)	90	89,696
4.95%, 08/04/31, (1-day SOFR + 1.30%)(a)	215	214,479
5.00%, 09/11/30, (1-day SOFR + 1.70%)(a)	375	376,763
5.06%, 04/14/32, (1-day SOFR + 1.41%)(a)	220	219,602
5.30%, 05/09/31, (1-day SOFR + 1.72%)(a)	150	151,374
5.37%, 01/10/29, (1-day SOFR + 1.21%)(a)	150	151,707
5.40%, 09/11/35, (1-day SOFR + 2.05%)(a)	515	515,262
5.88%, 07/08/31, (1-day SOFR + 5.44%)(a)	5	5,097
6.72%, 01/18/29, (1-day SOFR + 3.18%)(a)	275	283,999
6.82%, 11/20/29, (1-day SOFR + 2.51%)(a)	385	403,318
7.08%, 02/10/34, (1-day SOFR + 3.65%)(a)	200	214,532
Fifth Third Bancorp
4.34%, 04/25/33, (1-day SOFR + 1.66%)(a)	90	86,762
8.25%, 03/01/38	201	243,540
Fifth Third Financial Corp., 4.00%, 02/01/29	364	358,679
Goldman Sachs Capital I, 6.35%, 02/15/34	135	141,271
Goldman Sachs Group, Inc.(The)
1.99%, 01/27/32, (1-day SOFR + 1.09%)(a)	425	373,941
2.38%, 07/21/32, (1-day SOFR + 1.25%)(a)	695	614,691
2.60%, 02/07/30	10	9,322
2.62%, 04/22/32, (1-day SOFR + 1.28%)(a)	432	389,039
2.65%, 10/21/32, (1-day SOFR + 1.26%)(a)	230	204,633
2.91%, 07/21/42, (1-day SOFR + 1.47%)(a)	150	108,191
3.10%, 02/24/33, (1-day SOFR + 1.41%)(a)	720	652,653
3.21%, 04/22/42, (1-day SOFR + 1.51%)(a)	282	212,461
3.44%, 02/24/43, (1-day SOFR + 1.63%)(a)	60	45,832
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.77%)(a)	332	329,735
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.42%)(a)	637	628,090
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.63%)(a)	765	671,076
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.56%)(a)	750	744,484
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.69%)(a)	554	499,709
4.52%, 01/21/32, (1-day SOFR + 0.96%)(a)	1,850	1,821,404
4.69%, 10/23/30, (1-day SOFR + 1.14%)(a)	130	129,797
4.75%, 10/21/45	696	614,258
4.80%, 07/08/44	595	532,942
4.94%, 10/21/36, (1-day SOFR + 1.33%)(a)	705	684,506
4.97%, 06/03/32, (1-day SOFR + 1.03%)(a)	1,000	1,002,210
Security	Par (000)	Value
Banks (continued)
5.02%, 10/23/35, (1-day SOFR + 1.42%)(a)	$440	$433,573
5.05%, 07/23/30, (1-day SOFR + 1.21%)(a)	370	373,361
5.07%, 01/21/37, (1-day SOFR + 1.19%)(a)	250	244,527
5.21%, 01/28/31, (1-day SOFR + 1.08%)(a)	295	299,020
5.33%, 07/23/35, (1-day SOFR + 1.55%)(a)	725	729,048
5.39%, 02/02/41, (5-year CMT + 1.18%)(a)	785	765,248
5.43%, 06/03/37, (1-day SOFR + 1.31%)(a)	640	643,416
5.54%, 01/28/36, (1-day SOFR + 1.38%)(a)	365	371,229
5.54%, 01/21/47, (1-day SOFR + 1.32%)(a)	850	820,110
5.73%, 04/25/30, (1-day SOFR + 1.27%)(a)	110	112,989
5.73%, 01/28/56, (1-day SOFR + 1.70%)(a)	260	256,414
5.85%, 04/25/35, (1-day SOFR + 1.55%)(a)	215	223,701
6.13%, 02/15/33	810	870,435
6.25%, 02/01/41	545	579,187
6.45%, 05/01/36	249	265,576
6.56%, 10/24/34, (1-day SOFR + 1.95%)(a)	220	238,883
6.75%, 10/01/37	731	799,430
HSBC Bank USA N.A
5.63%, 08/15/35	20	20,584
5.88%, 11/01/34	370	386,029
7.00%, 01/15/39	655	736,951
HSBC Holdings PLC
2.21%, 08/17/29, (1-day SOFR + 1.29%)(a)	505	479,711
2.36%, 08/18/31, (1-day SOFR + 1.95%)(a)	220	198,837
2.80%, 05/24/32, (1-day SOFR + 1.19%)(a)	850	768,560
2.85%, 06/04/31, (1-day SOFR + 2.39%)(a)	435	402,717
2.87%, 11/22/32, (1-day SOFR + 1.41%)(a)	135	121,271
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.87%)(a)	1,095	1,072,969
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.80%)(a)	700	699,211
4.62%, 11/06/31, (1-day SOFR + 1.19%)(a)	200	197,617
4.68%, 03/10/32, (1-day SOFR + 1.21%)(a)	200	197,486
4.71%, 05/12/30, (1-day SOFR + 0.94%)(a)	400	399,057
4.76%, 06/09/28, (1-day SOFR + 2.11%)(a)	475	476,294
4.76%, 03/29/33, (1-day SOFR + 2.53%)(a)	35	34,164
4.90%, 03/03/29, (1-day SOFR + 1.03%)(a)	205	206,064
4.95%, 03/31/30	790	798,724
5.13%, 11/06/36, (1-day SOFR + 1.43%)(a)	210	206,624
5.21%, 05/12/34, (1-day SOFR + 1.32%)(a)	400	399,185
5.28%, 03/10/37, (1-day SOFR + 1.55%)(a)	1,070	1,057,459
5.29%, 11/19/30, (1-day SOFR + 1.29%)(a)	200	202,905
5.40%, 08/11/33, (1-day SOFR + 2.87%)(a)	55	55,806
5.45%, 03/03/36, (1-day SOFR + 1.56%)(a)	495	499,292
5.72%, 03/04/35, (1-day SOFR + 1.78%)(a)	365	375,600
5.73%, 05/17/32, (1-day SOFR + 1.52%)(a)	60	61,911
5.74%, 09/10/36, (1-day SOFR + 1.96%)(a)	200	201,582
5.79%, 05/13/36, (1-day SOFR + 1.88%)(a)	200	206,490
5.87%, 11/18/35, (1-day SOFR + 1.90%)(a)	25	25,562
6.10%, 01/14/42	600	636,544
6.25%, 03/09/34, (1-day SOFR + 2.39%)(a)	375	399,195
6.33%, 03/09/44, (1-day SOFR + 2.65%)(a)	210	224,597
6.50%, 05/02/36	235	249,555
6.50%, 09/15/37	410	440,580
6.55%, 06/20/34, (1-day SOFR + 2.98%)(a)	415	441,206
6.80%, 06/01/38	80	87,034
7.39%, 11/03/28, (1-day SOFR + 3.35%)(a)	200	207,660
7.40%, 11/13/34, (1-day SOFR + 3.02%)(a)	300	334,002
8.11%, 11/03/33, (1-day SOFR + 4.25%)(a)	200	230,105
Huntington Bancshares, Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.17%)(a)	145	124,881

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.55%, 02/04/30	$579	$536,232
4.44%, 08/04/28, (1-day SOFR + 1.97%)(a)	65	64,949
5.02%, 05/17/33, (1-day SOFR + 2.05%)(a)	212	210,800
5.27%, 01/15/31, (1-day SOFR + 1.28%)(a)	25	25,353
5.71%, 02/02/35, (1-day SOFR Index + 1.87%)(a)	65	66,589
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.32%)(a)	505	458,722
4.05%, 04/09/29	270	266,934
4.25%, 03/28/33, (1-day SOFR + 2.07%)(a)	260	251,681
4.55%, 10/02/28	420	421,039
4.86%, 03/25/29, (1-day SOFR + 1.01%)(a)	200	201,224
5.07%, 03/25/31, (1-day SOFR Index + 1.23%)(a)	375	378,699
5.34%, 03/19/30, (1-day SOFR + 1.44%)(a)	1,030	1,048,839
5.42%, 03/23/37, (1-day SOFR Index + 1.61%)(a)	520	521,009
5.53%, 03/25/36, (1-day SOFR + 1.61%)(a)	1,135	1,153,084
5.55%, 03/19/35, (1-day SOFR + 1.77%)(a)	1,510	1,539,963
6.11%, 09/11/34, (1-day SOFR + 2.09%)(a)	130	138,128
Series VAR, 4.80%, 03/23/32, (1-day SOFR Index + 1.26%)(a)	400	398,106
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.11%)(a)	180	158,668
1.95%, 02/04/32, (1-day SOFR + 1.07%)(a)	245	215,990
2.52%, 04/22/31, (1-day SOFR + 2.04%)(a)	265	244,644
2.55%, 11/08/32, (1-day SOFR + 1.18%)(a)	290	258,587
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.25%)(a)	292	263,776
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.51%)(a)	346	325,748
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.52%)(a)	75	70,147
2.96%, 01/25/33, (1-day SOFR + 1.26%)(a)	630	571,396
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.46%)(a)	263	203,496
3.11%, 04/22/51, (1-day SOFR + 2.44%)(a)	813	542,612
3.33%, 04/22/52, (1-day SOFR + 1.58%)(a)	735	508,068
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.21%)(a)	557	548,382
3.63%, 12/01/27	90	89,070
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.42%)(a)	350	341,509
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.62%)(a)	593	523,986
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.48%)(a)	531	414,955
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.64%)(a)	641	508,057
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.38%)(a)	20	19,818
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.72%)(a)	445	355,222
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.52%)(a)	550	546,046
4.25%, 10/01/27	290	290,244
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.84%)(a)	604	501,226
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.59%)(a)	860	856,907
Security	Par (000)	Value
Banks (continued)
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.79%)(a)	$312	$310,385
4.59%, 04/26/33, (1-day SOFR + 1.80%)(a)	642	632,321
4.85%, 02/01/44	506	466,125
4.91%, 07/25/33, (1-day SOFR + 2.08%)(a)	1,160	1,161,453
4.95%, 10/22/35, (1-day SOFR + 1.34%)(a)	540	533,053
4.95%, 06/01/45	247	227,013
5.29%, 07/22/35, (1-day SOFR + 1.46%)(a)	610	615,883
5.34%, 01/23/35, (1-day SOFR + 1.62%)(a)	335	339,704
5.35%, 06/01/34, (1-day SOFR + 1.85%)(a)	670	683,363
5.40%, 01/06/42	555	550,671
5.50%, 01/24/36, (1-day SOFR + 1.32%)(a)	615	629,270
5.50%, 10/15/40	465	474,797
5.57%, 04/22/36, (1-day SOFR + 1.68%)(a)	350	360,075
5.60%, 07/15/41	525	534,214
5.63%, 08/16/43	45	45,194
5.72%, 09/14/33, (1-day SOFR + 2.58%)(a)	550	568,443
5.77%, 04/22/35, (1-day SOFR + 1.49%)(a)	480	499,332
6.25%, 10/23/34, (1-day SOFR + 1.81%)(a)	575	617,106
6.40%, 05/15/38	740	817,526
8.75%, 09/01/30	890	1,025,708
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(d)	1,113	718,386
0.00%, 06/29/37(d)	825	500,243
0.75%, 09/30/30	1,420	1,232,247
1.75%, 09/14/29	1,166	1,083,380
2.88%, 04/03/28	2,787	2,731,295
3.75%, 02/15/28	1,995	1,986,857
3.75%, 07/15/30	120	118,365
4.63%, 03/18/30	255	259,587
Lloyds Banking Group PLC
3.37%, 12/14/46, (5-year CMT + 1.50%)(a)	65	47,797
3.57%, 11/07/28, (3-mo. SOFR US + 1.47%)(a)	300	296,338
4.24%, 02/10/30, (1-year CMT + 0.60%)(a)	200	197,762
4.34%, 01/09/48	400	325,730
4.38%, 03/22/28	360	359,671
4.43%, 11/04/31, (1-year CMT + 0.82%)(a)	385	378,722
4.55%, 08/16/28	880	881,420
4.82%, 06/13/29, (1-year CMT + 0.83%)(a)	200	201,130
4.94%, 11/04/36, (1-year CMT + 0.97%)(a)	215	208,327
4.98%, 08/11/33, (1-year CMT + 2.30%)(a)	135	134,438
5.30%, 12/01/45	160	148,867
5.59%, 11/26/35, (1-year CMT + 1.20%)(a)	345	352,005
5.67%, 02/10/47, (1-year CMT + 0.82%)(a)	205	201,195
5.68%, 01/05/35, (1-year CMT + 1.75%)(a)	430	442,246
5.72%, 06/05/30, (1-year CMT + 1.07%)(a)	200	205,680
5.87%, 03/06/29, (1-year CMT + 1.70%)(a)	305	311,897
6.07%, 06/13/36, (1-year CMT + 1.60%)(a)	275	282,967
7.95%, 11/15/33, (1-year CMT + 3.75%)(a)	455	517,400
Mitsubishi UFJ Financial Group, Inc.
2.31%, 07/20/32, (1-year CMT + 0.95%)(a)	245	216,521
2.49%, 10/13/32, (1-year CMT + 0.97%)(a)	295	261,356
2.56%, 02/25/30	10	9,274
2.85%, 01/19/33, (1-year CMT + 1.10%)(a)	435	390,051
3.20%, 07/18/29	320	306,853
3.29%, 07/25/27	340	336,221
3.74%, 03/07/29	220	216,512
3.75%, 07/18/39	410	348,829
3.96%, 03/02/28	15	14,912
4.05%, 09/11/28	140	138,870
4.15%, 03/07/39	254	229,880

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.29%, 07/26/38(c)	$250	$232,804
4.32%, 04/19/33, (1-year CMT + 1.55%)(a)	45	43,472
5.13%, 07/20/33, (1-year CMT + 2.13%)(a)	155	156,226
5.24%, 04/19/29, (1-year CMT + 1.70%)(a)	205	207,517
5.41%, 04/19/34, (1-year CMT + 1.97%)(a)	125	127,955
5.42%, 02/22/29, (1-year CMT + 1.38%)(a)	360	365,251
5.44%, 02/22/34, (1-year CMT + 1.63%)(a)	130	133,094
5.47%, 09/13/33, (1-year CMT + 2.13%)(a)	25	25,625
Mizuho Financial Group, Inc.
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.53%)(a)	110	98,056
2.17%, 05/22/32, (1-year CMT + 0.87%)(a)	285	251,264
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.77%)(a)	45	40,633
2.26%, 07/09/32, (1-year CMT + 0.90%)(a)	275	242,074
2.56%, 09/13/31	255	226,042
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.33%)(a)	212	195,094
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.57%)(a)	150	141,644
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.39%)(a)	257	245,581
3.17%, 09/11/27	185	182,360
3.26%, 05/22/30, (1-year CMT + 1.25%)(a)	50	48,109
4.02%, 03/05/28	260	258,435
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.53%)(a)	509	505,811
4.44%, 05/12/32, (1-year CMT + 0.70%)(a)	200	196,123
5.05%, 05/12/37, (1-year CMT + 0.85%)(a)	235	231,355
5.32%, 07/08/36, (1-year CMT + 1.07%)(a)	425	426,981
5.38%, 07/10/30, (1-year CMT + 1.08%)(a)	200	203,941
5.42%, 05/13/36, (1-year CMT + 0.98%)(a)	75	75,867
5.58%, 05/26/35, (1-year CMT + 1.30%)(a)	220	225,992
5.59%, 07/10/35, (1-year CMT + 1.30%)(a)	225	231,099
5.67%, 05/27/29, (1-year CMT + 1.50%)(a)	115	117,548
5.67%, 09/13/33, (1-year CMT + 2.40%)(a)	200	207,357
5.75%, 05/27/34, (1-year CMT + 1.80%)(a)	195	202,714
5.75%, 07/06/34, (1-year CMT + 1.90%)(a)	240	249,581
5.78%, 07/06/29, (1-year CMT + 1.65%)(a)	340	348,581
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.03%)(a)	595	518,008
1.93%, 04/28/32, (1-day SOFR + 1.02%)(a)	260	226,480
2.24%, 07/21/32, (1-day SOFR + 1.18%)(a)	585	514,246
2.48%, 09/16/36, (1-day SOFR + 1.36%)(a)	120	104,353
2.51%, 10/20/32, (1-day SOFR + 1.20%)(a)	575	509,396
2.70%, 01/22/31, (1-day SOFR + 1.14%)(a)	292	271,851
2.80%, 01/25/52, (1-day SOFR + 1.43%)(a)	475	296,128
2.94%, 01/21/33, (1-day SOFR + 1.29%)(a)	375	337,913
3.22%, 04/22/42, (1-day SOFR + 1.49%)(a)	20	15,265
3.59%, 07/22/28(a)	807	799,037
3.62%, 04/01/31, (1-day SOFR + 3.12%)(a)	424	407,080
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.40%)(a)	765	755,744
3.97%, 07/22/38(a)	905	795,875
4.30%, 01/27/45	845	713,898
4.38%, 01/22/47	667	559,369
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.89%)(a)	307	305,170
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.69%)(a)	750	693,008
4.49%, 01/16/32, (1-day SOFR + 0.95%)(a)	200	196,835
Security	Par (000)	Value
Banks (continued)
4.65%, 10/18/30, (1-day SOFR + 1.10%)(a)	$470	$468,086
4.71%, 03/12/32, (1-day SOFR + 1.20%)(a)	275	272,490
4.81%, 04/16/32, (1-day SOFR Index + 1.18%)(a)	180	179,192
4.89%, 07/20/33, (1-day SOFR + 2.08%)(a)	45	44,843
4.99%, 04/12/29, (1-day SOFR + 1.38%)(a)	30	30,230
5.04%, 07/19/30, (1-day SOFR + 1.22%)(a)	140	141,239
5.07%, 01/30/37, (1-day SOFR + 1.18%)(a)	270	264,661
5.12%, 02/01/29, (1-day SOFR + 1.73%)(a)	180	181,650
5.16%, 04/20/29, (1-day SOFR + 1.59%)(a)	395	399,089
5.19%, 04/17/31, (1-day SOFR + 1.51%)(a)	250	253,655
5.23%, 01/15/31, (1-day SOFR + 1.11%)(a)	230	233,417
5.25%, 04/21/34, (1-day SOFR + 1.87%)(a)	370	373,803
5.30%, 04/10/37, (1-day SOFR Index + 1.41%)(a)	90	89,758
5.30%, 04/20/37, (1-day SOFR + 2.62%)(a)	560	560,610
5.31%, 01/18/41, (5-year CMT + 1.17%)(a)	80	78,080
5.32%, 07/19/35, (1-day SOFR + 1.56%)(a)	290	292,582
5.42%, 07/21/34, (1-day SOFR + 1.88%)(a)	395	402,648
5.45%, 07/20/29, (1-day SOFR + 1.63%)(a)	190	193,239
5.47%, 01/18/35, (1-day SOFR + 1.73%)(a)	310	315,804
5.52%, 11/19/55, (1-day SOFR + 1.71%)(a)	300	290,549
5.59%, 01/18/36, (1-day SOFR + 1.42%)(a)	270	276,800
5.60%, 03/24/51, (1-day SOFR + 4.84%)(a)	468	459,617
5.66%, 04/18/30, (1-day SOFR + 1.26%)(a)	75	76,894
5.66%, 04/17/36, (1-day SOFR + 1.76%)(a)	125	128,732
5.83%, 04/19/35, (1-day SOFR + 1.58%)(a)	755	786,792
5.90%, 03/13/47, (1-day SOFR + 1.78%)(a)	575	583,072
5.94%, 02/07/39, (5-year CMT + 1.80%)(a)	455	470,127
5.95%, 01/19/38, (5-year CMT + 2.43%)(a)	445	460,814
6.30%, 10/18/28, (1-day SOFR + 2.24%)(a)	440	451,076
6.34%, 10/18/33, (1-day SOFR + 2.56%)(a)	330	353,430
6.38%, 07/24/42	631	687,444
6.63%, 11/01/34, (1-day SOFR + 2.05%)(a)	150	163,775
7.25%, 04/01/32	855	965,256
Series I, 4.36%, 10/22/31, (1-day SOFR + 1.07%)(a)	205	201,015
Series I, 4.89%, 10/22/36, (1-day SOFR + 1.31%)(a)	180	174,574
Morgan Stanley Bank N.A.
4.79%, 05/10/30, (1-day SOFR Index + 0.97%)(a)	250	250,741
5.02%, 01/12/29, (1-day SOFR + 0.91%)(a)	250	251,856
National Bank of Canada
4.17%, 01/20/29, (1-day SOFR Index + 0.76%)(a)	360	358,451
4.50%, 10/10/29	4,305	4,289,435
5.60%, 12/18/28	4,195	4,311,226
NatWest Group PLC
3.03%, 11/28/35, (5-year CMT + 2.35%)(a)	470	430,536
4.45%, 05/08/30, (3-mo. SOFR US + 2.13%)(a)	784	778,834
4.89%, 05/18/29, (3-mo. SOFR US + 2.01%)(a)	790	794,541
5.08%, 01/27/30, (3-mo. SOFR US + 2.17%)(a)	980	988,540
5.78%, 03/01/35, (1-year CMT + 1.50%)(a)	260	269,230
5.81%, 09/13/29, (1-year CMT + 1.95%)(a)	205	210,200
5.91%, 03/03/47, (1-year CMT + 1.30%)(a)	200	195,566
6.48%, 06/01/34, (5-year CMT + 2.20%)(a)	225	233,052
Northern Trust Corp.
3.15%, 05/03/29	1,196	1,160,741
3.38%, 05/08/32, (3-mo. SOFR US + 1.39%)(a)	125	123,410
6.13%, 11/02/32	50	53,572

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
PNC Bank N.A.
3.10%, 10/25/27	$360	$354,485
3.25%, 01/22/28	350	344,866
PNC Financial Services Group, Inc.(The)
2.31%, 04/23/32, (1-day SOFR + 0.98%)(a)	110	98,204
2.55%, 01/22/30	355	331,057
3.45%, 04/23/29	718	699,962
4.62%, 10/26/29, (1-day SOFR + 0.68%)(a)	2,670	2,671,894
4.63%, 06/06/33, (1-day SOFR Index + 1.85%)(a)	80	77,713
5.07%, 01/24/34, (1-day SOFR + 1.93%)(a)	305	305,959
5.35%, 12/02/28, (1-day SOFR + 1.62%)(a)	15	15,210
5.40%, 07/23/35, (1-day SOFR + 1.60%)(a)	425	431,199
5.42%, 01/25/41, (5-year CMT + 1.17%)(a)	235	230,556
5.58%, 06/12/29, (1-day SOFR + 1.84%)(a)	451	461,011
5.58%, 01/29/36, (1-day SOFR + 1.39%)(a)	165	168,975
5.68%, 01/22/35, (1-day SOFR + 1.90%)(a)	265	273,447
5.94%, 08/18/34, (1-day SOFR + 1.95%)(a)	375	394,267
6.04%, 10/28/33, (1-day SOFR Index + 2.14%)(a)	200	210,801
6.88%, 10/20/34, (1-day SOFR + 2.28%)(a)	435	480,581
Regions Bank/Birmingham AL, 6.45%, 06/26/37	268	282,397
Regions Financial Corp.
1.80%, 08/12/28	165	155,504
7.38%, 12/10/37	278	314,995
Royal Bank of Canada
2.30%, 11/03/31	25	22,337
3.88%, 05/04/32	275	263,853
4.24%, 08/03/27	575	575,444
4.31%, 11/03/31, (1-day SOFR + 0.98%)(a)	285	280,074
4.40%, 04/17/30, (1-day SOFR + 0.84%)(a)	425	422,473
4.52%, 10/18/28, (1-day SOFR Index + 0.86%)(a)	45	45,119
4.61%, 05/03/32, (1-day SOFR + 1.01%)(a)	425	421,347
4.90%, 01/12/28	510	515,128
4.95%, 02/01/29	300	305,019
4.97%, 08/02/30, (1-day SOFR + 1.10%)(a)	105	106,008
4.97%, 05/02/31, (1-day SOFR Index + 1.13%)(a)	100	101,023
5.00%, 02/01/33	700	706,555
5.00%, 05/02/33	410	414,229
5.15%, 02/04/31, (1-day SOFR + 1.03%)(a)	100	101,441
5.15%, 02/01/34	230	234,990
5.20%, 08/01/28	340	346,262
6.00%, 11/01/27	385	394,418
Santander Holdings USA, Inc.
4.40%, 07/13/27	1,272	1,271,985
5.47%, 03/20/29, (1-day SOFR + 1.61%)(a)	205	207,492
5.74%, 03/20/31, (1-day SOFR + 1.88%)(a)	235	240,982
6.17%, 01/09/30, (1-day SOFR + 2.50%)(a)	75	77,304
6.34%, 05/31/35, (1-day SOFR + 2.14%)(a)(c)	80	84,687
6.50%, 03/09/29, (1-day SOFR + 2.36%)(a)	45	46,313
7.66%, 11/09/31, (1-day SOFR + 3.28%)(a)	75	82,544
Santander U.K. Group Holdings PLC
2.90%, 03/15/32, (1-day SOFR + 1.48%)(a)	170	154,385
3.82%, 11/03/28, (3-mo. SOFR US + 1.66%)(a)	440	435,323
4.32%, 09/22/29, (1-day SOFR Index + 1.07%)(a)	200	198,327
4.86%, 09/11/30, (1-day SOFR Index + 1.55%)(a)	60	60,037
Security	Par (000)	Value
Banks (continued)
5.14%, 09/22/36, (1-day SOFR Index + 1.58%)(a)	$250	$242,667
5.69%, 04/15/31, (1-day SOFR Index + 1.52%)(a)	145	148,703
6.53%, 01/10/29, (1-day SOFR + 2.60%)(a)	190	195,501
State Street Corp.
2.40%, 01/24/30	1,035	968,462
2.62%, 02/07/33, (1-day SOFR + 1.00%)(a)	255	227,630
3.03%, 11/01/34, (1-day SOFR + 1.49%)(a)	363	340,571
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.29%)(a)	317	314,860
4.16%, 08/04/33, (1-day SOFR + 1.73%)(a)	20	19,256
4.54%, 02/28/28	55	55,326
4.56%, 04/23/32, (1-day SOFR + 0.91%)(a)	175	173,573
4.68%, 10/22/32, (1-day SOFR + 1.05%)(a)	40	39,887
4.73%, 02/28/30	50	50,418
4.78%, 10/23/36, (1-day SOFR + 1.22%)(a)	300	292,106
4.82%, 01/26/34, (1-day SOFR + 1.57%)(a)	15	14,921
4.83%, 04/24/30	50	50,638
5.09%, 04/24/37, (1-day SOFR + 1.20%)(a)	175	173,816
5.15%, 02/28/36, (1-day SOFR + 1.22%)(a)	80	80,170
5.16%, 05/18/34, (1-day SOFR + 1.89%)(a)	20	20,248
5.68%, 11/21/29, (1-day SOFR + 1.48%)(a)	60	61,745
Sumitomo Mitsui Financial Group, Inc.
1.71%, 01/12/31	1,075	939,624
1.90%, 09/17/28	605	571,041
2.13%, 07/08/30	1,175	1,061,865
2.14%, 09/23/30	55	49,237
2.30%, 01/12/41	530	364,250
2.47%, 01/14/29	55	52,191
2.72%, 09/27/29	120	112,797
2.75%, 01/15/30	220	205,653
3.04%, 07/16/29	640	609,965
3.35%, 10/18/27	322	317,934
3.36%, 07/12/27	283	280,299
3.54%, 01/17/28	205	202,248
3.94%, 07/19/28	200	197,942
4.11%, 01/15/29	200	198,036
4.31%, 10/16/28	313	312,090
4.49%, 01/15/32, (1-day SOFR + 1.02%)(a)	200	197,136
5.05%, 01/15/37, (1-day SOFR + 1.22%)(a)	315	310,773
5.25%, 07/08/36, (1-day SOFR + 1.50%)(a)	540	543,689
5.33%, 03/03/41, (5-year CMT + 1.30%)(a)	150	146,753
5.42%, 07/09/31	145	148,740
5.52%, 01/13/28	250	254,392
5.56%, 07/09/34	605	623,194
5.57%, 01/15/47, (1-day SOFR + 1.36%)(a)	200	196,658
5.63%, 01/15/35	800	827,766
5.71%, 01/13/30	15	15,494
5.77%, 01/13/33	445	465,049
5.78%, 07/13/33	250	261,006
5.80%, 07/13/28	205	210,341
5.81%, 09/14/33	140	146,523
5.85%, 07/13/30	200	208,058
Synchrony Bank, 5.63%, 08/23/27	620	626,652
Toronto-Dominion Bank(The)
2.00%, 09/10/31	205	181,482
2.45%, 01/12/32	125	110,932
3.20%, 03/10/32	95	87,494
4.36%, 04/23/29	250	249,061
4.41%, 01/13/31	25	24,754

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.46%, 06/08/32	$410	$403,720
4.81%, 06/03/30	200	201,217
4.87%, 04/22/33	250	248,394
4.93%, 10/15/35	55	54,048
4.99%, 04/05/29	110	111,473
5.15%, 09/10/34, (5-year CMT + 1.50%)(a)	75	75,442
5.16%, 01/10/28	630	637,463
5.30%, 01/30/32	160	163,668
5.52%, 07/17/28	575	588,019
U.S. Bancorp
2.49%, 11/03/36, (5-year CMT + 0.95%)(a)	420	364,983
2.68%, 01/27/33, (1-day SOFR + 1.02%)(a)	85	75,713
4.48%, 01/26/32, (1-day SOFR + 0.87%)(a)	75	74,003
4.84%, 02/01/34, (1-day SOFR + 1.60%)(a)	295	291,160
4.97%, 07/22/33, (1-day SOFR + 2.11%)(a)	185	183,094
5.03%, 01/26/37, (1-day SOFR + 1.10%)(a)	75	73,792
5.68%, 01/23/35, (1-day SOFR + 1.86%)(a)	120	123,958
5.72%, 05/20/41, (5-year CMT + 1.25%)(a)	175	175,389
5.78%, 06/12/29, (1-day SOFR + 2.02%)(a)	315	322,653
5.84%, 06/12/34, (1-day SOFR + 2.26%)(a)	93	97,059
5.85%, 10/21/33, (1-day SOFR + 2.09%)(a)	250	261,532
UBS AG/London, 5.65%, 09/11/28	1,395	1,434,381
UBS AG/Stamford CT
4.30%, 03/16/29, (1-day SOFR + 0.81%)(a)	250	249,553
4.63%, 02/16/32, (1-day SOFR + 1.11%)(a)	250	249,058
5.00%, 07/09/27	40	40,360
7.50%, 02/15/28	60	63,155
Wells Fargo & Co.
3.07%, 04/30/41, (1-day SOFR + 2.53%)(a)	1,110	842,595
4.40%, 06/14/46	720	584,541
4.61%, 04/25/53, (1-day SOFR + 2.13%)(a)	35	29,473
4.65%, 11/04/44	225	190,688
4.75%, 12/07/46	580	492,454
4.84%, 05/20/32, (1-day SOFR + 0.97%)(a)	675	674,437
4.90%, 11/17/45	65	56,910
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.50%)(a)	530	474,647
5.61%, 01/15/44	330	318,745
5.95%, 12/01/86	960	979,040
Westpac Banking Corp.
2.67%, 11/15/35, (5-year CMT + 1.75%)(a)	215	193,965
3.02%, 11/18/36, (5-year CMT + 1.53%)(a)	360	322,271
3.40%, 01/25/28	1,142	1,128,089
4.11%, 07/24/34, (5-year CMT + 2.00%)(a)	214	208,930
4.42%, 07/24/39	25	22,422
5.41%, 08/10/33, (1-year CMT + 2.68%)(a)	70	70,884
5.62%, 11/20/35, (1-year CMT + 1.20%)(a)	40	40,451
		246,837,765
Beverages — 0.6%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36	1,177	1,145,887
4.90%, 02/01/46	1,420	1,297,853
Anheuser-Busch InBev Finance, Inc.
4.63%, 02/01/44	100	88,872
4.70%, 02/01/36	955	929,559
4.90%, 02/01/46	418	379,351
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30	720	695,407
4.38%, 04/15/38	519	485,042
4.44%, 10/06/48	480	406,665
Security	Par (000)	Value
Beverages (continued)
4.60%, 04/15/48	$45	$39,204
4.75%, 01/23/29	646	651,326
4.75%, 04/15/58	220	189,418
4.90%, 01/23/31	273	277,645
4.95%, 01/15/42	387	364,435
5.00%, 06/15/34	160	161,657
5.45%, 01/23/39	453	461,735
5.55%, 01/23/49	743	730,993
5.80%, 01/23/59	400	407,271
5.88%, 06/15/35	235	251,167
8.00%, 11/15/39	169	210,871
8.20%, 01/15/39	325	409,614
Brown-Forman Corp.
4.00%, 04/15/38	83	72,934
4.50%, 07/15/45	279	236,234
Coca-Cola Co.(The)
1.00%, 03/15/28	540	511,780
1.38%, 03/15/31	345	300,868
1.65%, 06/01/30	416	375,591
2.00%, 03/05/31	265	238,268
2.13%, 09/06/29	175	164,191
2.25%, 01/05/32	325	291,152
2.50%, 06/01/40	492	361,115
2.50%, 03/15/51	160	95,193
2.60%, 06/01/50	613	376,462
2.75%, 06/01/60	224	129,882
3.00%, 03/05/51	200	132,815
3.45%, 03/25/30	45	43,710
4.20%, 03/25/50	330	272,662
4.65%, 08/14/34(c)	135	135,262
5.00%, 05/13/34	120	123,265
5.20%, 01/14/55	260	247,732
5.30%, 05/13/54	60	57,972
5.40%, 05/13/64	245	235,591
Constellation Brands, Inc.
3.75%, 05/01/50	106	77,482
4.10%, 02/15/48	90	70,046
4.50%, 05/09/47	127	105,051
4.85%, 05/06/31	75	75,039
5.25%, 11/15/48	111	101,723
Diageo Capital PLC
2.00%, 04/29/30	1,080	979,866
2.13%, 04/29/32	1,530	1,323,351
2.38%, 10/24/29	3,185	2,972,791
3.88%, 05/18/28	960	951,589
3.88%, 04/29/43	2,510	2,015,971
5.63%, 10/05/33	640	667,161
5.88%, 09/30/36	25	26,533
Diageo Investment Corp.
4.25%, 05/11/42	1,640	1,407,419
5.13%, 08/15/30	225	229,033
5.63%, 04/15/35	200	207,777
7.45%, 04/15/35	435	508,613
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50	80	57,502
Keurig Dr Pepper, Inc.
3.20%, 05/01/30	209	196,711
3.80%, 05/01/50	222	157,620
4.05%, 04/15/32	300	285,874
4.42%, 12/15/46	55	44,238
4.50%, 11/15/45	79	65,268

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
4.50%, 04/15/52	$305	$242,858
5.09%, 05/25/48	75	65,894
5.15%, 05/15/35	25	24,573
5.30%, 03/15/34	130	130,020
Molson Coors Beverage Co.
4.20%, 07/15/46	565	451,713
4.90%, 07/08/31	1,210	1,213,784
5.00%, 05/01/42	407	373,134
5.50%, 07/08/36	2,290	2,307,432
		31,322,717
Biotechnology — 0.6%
Amgen, Inc.
2.30%, 02/25/31	430	388,225
2.45%, 02/21/30	866	803,657
2.77%, 09/01/53	285	169,205
3.00%, 01/15/52	235	152,423
3.15%, 02/21/40	240	186,659
3.20%, 11/02/27	792	780,571
3.38%, 02/21/50	365	257,762
4.20%, 03/01/33	460	443,296
4.20%, 02/22/52	190	148,736
4.40%, 05/01/45	580	491,470
4.40%, 02/22/62	320	249,279
4.56%, 06/15/48	479	404,950
4.66%, 06/15/51	548	464,328
4.88%, 03/01/53	150	130,250
4.95%, 10/01/41	285	265,298
5.15%, 11/15/41	287	272,795
5.25%, 03/02/33	765	781,178
5.65%, 06/15/42	245	243,460
5.65%, 03/02/53	485	471,390
5.75%, 03/15/40	95	97,433
5.75%, 03/02/63	450	436,561
6.38%, 06/01/37	265	288,912
6.40%, 02/01/39	195	210,211
Baxalta, Inc., 5.25%, 06/23/45	255	237,827
Biogen, Inc.
2.25%, 05/01/30	60	54,791
3.15%, 05/01/50	332	214,665
3.25%, 02/15/51	195	127,283
5.20%, 09/15/45	482	444,307
Gilead Sciences, Inc.
1.20%, 10/01/27	1,890	1,817,572
1.65%, 10/01/30	605	536,996
2.80%, 10/01/50	176	111,096
4.00%, 09/01/36	509	468,013
4.15%, 03/01/47	430	351,971
4.25%, 05/20/28	2,410	2,409,597
4.40%, 05/20/29	3,565	3,565,243
4.50%, 02/01/45	480	418,192
4.60%, 05/20/31	2,560	2,562,606
4.60%, 09/01/35	570	556,176
4.75%, 03/01/46	576	516,651
4.80%, 04/01/44	373	339,967
4.90%, 05/20/34	2,970	2,975,122
5.10%, 06/15/35	455	459,125
5.25%, 10/15/33	440	453,533
5.55%, 10/15/53	60	59,026
5.60%, 11/15/64	135	132,293
5.65%, 12/01/41	310	316,301
Security	Par (000)	Value
Biotechnology (continued)
Royalty Pharma PLC
3.30%, 09/02/40	$5	$3,873
4.45%, 03/25/31	25	24,625
5.20%, 09/25/35	25	24,822
5.40%, 09/02/34	60	60,719
5.90%, 09/02/54	265	261,757
5.95%, 09/25/55	75	74,641
		27,716,839
Building Materials — 0.7%
Carlisle Companies, Inc.
2.75%, 03/01/30	162	151,577
3.75%, 12/01/27	5	4,954
Carrier Global Corp.
2.70%, 02/15/31	660	606,000
2.72%, 02/15/30	895	837,631
3.38%, 04/05/40	170	136,113
3.58%, 04/05/50	506	368,229
5.90%, 03/15/34	484	510,332
6.20%, 03/15/54	116	123,654
CRH America Finance, Inc.
4.40%, 02/09/31	225	221,930
5.00%, 02/09/36	215	211,333
5.40%, 05/21/34	2,435	2,486,184
5.50%, 01/09/35	615	627,963
5.60%, 02/09/56	170	165,748
5.88%, 01/09/55	1,565	1,577,053
CRH SMW Finance DAC
5.13%, 01/09/30	1,845	1,873,932
5.20%, 05/21/29	2,510	2,561,859
Fortune Brands Innovations, Inc.
3.25%, 09/15/29	577	550,710
4.00%, 03/25/32	995	941,319
4.50%, 03/25/52	305	243,742
5.88%, 06/01/33(c)	1,092	1,134,759
Johnson Controls International PLC
4.50%, 02/15/47	142	120,634
4.63%, 07/02/44	105	92,270
4.95%, 07/02/64(e)	50	43,201
5.13%, 09/14/45	34	31,138
6.00%, 01/15/36	455	482,239
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	1,275	1,135,439
2.00%, 09/16/31	675	589,921
4.90%, 12/01/32	195	195,733
5.50%, 04/19/29	130	133,497
Lennox International, Inc.
1.70%, 08/01/27	555	538,756
5.50%, 09/15/28	325	331,667
Martin Marietta Materials, Inc.
3.20%, 07/15/51	350	232,162
4.25%, 12/15/47	147	119,264
5.15%, 12/01/34	75	75,396
5.50%, 12/01/54	260	249,461
Owens Corning
3.95%, 08/15/29	446	438,316
4.30%, 07/15/47	150	121,237
4.40%, 01/30/48	185	151,599
5.70%, 06/15/34	125	129,454
5.95%, 06/15/54(c)	405	406,516
7.00%, 12/01/36	231	259,642

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
Trane Technologies Financing Ltd.
3.80%, 03/21/29	$855	$841,721
4.50%, 03/21/49	1,235	1,054,046
4.65%, 11/01/44	392	349,524
5.10%, 06/13/34	2,330	2,360,947
5.25%, 03/03/33	1,390	1,425,349
Trane Technologies Holdco, Inc.
3.75%, 08/21/28	1,800	1,780,614
4.30%, 02/21/48	555	457,863
5.75%, 06/15/43	1,814	1,869,423
Vulcan Materials Co.
4.50%, 06/15/47	164	139,292
4.70%, 03/01/48	135	117,514
5.35%, 12/01/34	25	25,439
5.70%, 12/01/54	125	123,349
		31,757,645
Chemicals — 0.3%
Dow Chemical Co.(The)
3.60%, 11/15/50	185	123,168
4.25%, 10/01/34	450	412,823
4.38%, 11/15/42	232	187,912
4.63%, 10/01/44	167	136,564
4.80%, 11/30/28	80	80,246
4.80%, 01/15/31	50	49,548
4.80%, 05/15/49	224	179,432
5.15%, 02/15/34(c)	315	310,423
5.25%, 11/15/41	75	67,874
5.35%, 03/15/35(c)	25	24,727
5.55%, 11/30/48	210	186,851
5.60%, 02/15/54	110	97,726
5.65%, 03/15/36(c)	75	75,042
5.95%, 03/15/55	75	69,854
6.30%, 03/15/33	90	95,072
6.90%, 05/15/53(c)	75	78,701
7.38%, 11/01/29	25	27,017
9.40%, 05/15/39	130	168,364
DuPont de Nemours, Inc.
4.73%, 11/15/28	100	100,333
4.73%, 11/15/28(b)	205	205,254
5.32%, 11/15/38	433	427,173
5.42%, 11/15/48(c)	101	95,363
Ecolab, Inc.
1.30%, 01/30/31	320	276,407
2.13%, 02/01/32	120	105,308
2.70%, 12/15/51	135	82,234
2.75%, 08/18/55	25	14,850
3.25%, 12/01/27	1,431	1,413,083
3.95%, 12/01/47	75	59,544
4.60%, 06/15/29	300	301,308
4.80%, 03/24/30	826	834,580
4.80%, 06/15/31	300	302,248
5.00%, 09/01/35	355	354,791
5.15%, 06/15/33	300	304,646
5.35%, 06/15/36	300	304,888
5.50%, 12/08/41	70	70,576
International Flavors & Fragrances, Inc.
4.38%, 06/01/47	75	60,465
4.45%, 09/26/28	790	789,200
5.00%, 09/26/48	156	137,577
Security	Par (000)	Value
Chemicals (continued)
LYB International Finance BV
4.88%, 03/15/44	$295	$249,434
5.25%, 07/15/43	173	152,969
LYB International Finance III LLC
3.63%, 04/01/51	230	152,001
3.80%, 10/01/60	440	280,367
4.20%, 10/15/49	197	144,456
4.20%, 05/01/50	160	116,918
5.50%, 03/01/34(c)	180	180,143
5.63%, 05/15/33	290	294,005
LyondellBasell Industries NV, 4.63%, 02/26/55	290	224,163
Mosaic Co.(The)
4.05%, 11/15/27	135	134,175
4.88%, 11/15/41	15	13,373
5.45%, 11/15/33(c)	320	324,161
5.63%, 11/15/43	155	146,857
Nutrien Ltd.
4.13%, 03/15/35	400	368,392
4.85%, 05/29/31	175	175,382
4.90%, 06/01/43	130	116,973
5.00%, 04/01/49	103	91,809
5.25%, 03/12/32	150	152,751
5.25%, 01/15/45	133	124,222
5.35%, 05/29/36	175	175,542
5.40%, 06/21/34	65	66,234
5.63%, 12/01/40	173	171,532
5.80%, 03/27/53	215	213,042
5.88%, 12/01/36	135	140,146
6.13%, 01/15/41	60	63,054
PPG Industries, Inc.
2.80%, 08/15/29	179	169,486
3.75%, 03/15/28	505	499,897
4.38%, 03/15/31	150	147,771
Sherwin-Williams Co.(The)
2.20%, 03/15/32	120	104,792
3.30%, 05/15/50	115	77,306
3.80%, 08/15/49	205	153,271
4.00%, 12/15/42	73	58,949
4.50%, 08/15/30	50	49,786
4.50%, 06/01/47	374	314,226
4.55%, 08/01/45	180	153,369
5.15%, 08/15/35	50	50,138
		14,662,264
Commercial Services — 0.4%
Automatic Data Processing, Inc.
1.25%, 09/01/30	5,791	5,089,678
1.70%, 05/15/28	5,560	5,309,591
4.45%, 09/09/34	125	122,356
4.75%, 05/08/32	175	175,683
5.00%, 05/07/36	250	249,327
Moody's Corp.
3.10%, 11/29/61	90	53,514
3.25%, 01/15/28	240	236,300
3.25%, 05/20/50	124	82,860
3.75%, 02/25/52	95	69,311
4.25%, 02/01/29	150	149,454
4.25%, 08/08/32	80	77,902
4.88%, 12/17/48	159	140,555
5.25%, 07/15/44	230	217,066
PayPal Holdings, Inc.
2.85%, 10/01/29	220	207,938

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
3.25%, 06/01/50	$351	$229,290
4.55%, 06/01/28	175	175,513
4.95%, 06/01/31	175	175,208
5.05%, 06/01/52	115	99,252
5.25%, 06/01/62	115	100,335
5.55%, 06/01/36	175	175,119
Quanta Services, Inc.
2.35%, 01/15/32	340	298,692
2.90%, 10/01/30	730	680,000
4.75%, 08/09/27	25	25,098
5.25%, 08/09/34	25	25,256
RELX Capital, Inc.
3.00%, 05/22/30	1,835	1,727,575
4.00%, 03/18/29	2,608	2,573,878
4.75%, 03/27/30	100	100,398
4.75%, 05/20/32	75	74,950
5.25%, 03/27/35	225	227,984
S&P Global, Inc.
2.30%, 08/15/60	290	143,229
2.50%, 12/01/29	165	154,507
3.25%, 12/01/49	308	212,149
3.70%, 03/01/52	5	3,701
3.90%, 03/01/62	195	141,427
4.25%, 01/15/31(b)	110	108,287
4.80%, 12/04/35(b)	60	58,679
Verisk Analytics, Inc.
4.13%, 03/15/29	55	54,363
5.13%, 03/15/36	25	24,499
5.25%, 03/15/35	25	24,833
5.50%, 06/15/45	26	24,649
		19,820,406
Computers — 0.5%
Apple, Inc.
2.55%, 08/20/60	943	513,078
2.65%, 05/11/50	433	268,032
2.65%, 02/08/51	230	140,895
2.70%, 08/05/51	350	216,060
2.80%, 02/08/61	240	138,821
2.85%, 08/05/61	250	145,651
2.95%, 09/11/49	414	274,156
3.75%, 09/12/47	225	175,489
3.75%, 11/13/47	241	187,898
3.85%, 05/04/43	532	443,443
3.95%, 08/08/52	110	85,935
4.10%, 08/08/62	330	254,838
4.25%, 02/09/47	245	206,955
4.65%, 02/23/46	10	9,023
Dell International LLC/EMC Corp.
3.45%, 12/15/51	82	57,366
5.40%, 04/15/34	55	56,229
8.10%, 07/15/36	145	174,040
8.35%, 07/15/46	138	175,032
Dell, Inc., 6.50%, 04/15/38	85	92,012
DXC Technology Co., 2.38%, 09/15/28	100	93,763
Gartner, Inc.
4.95%, 03/20/31	350	340,617
5.60%, 11/20/35	575	550,560
Hewlett Packard Enterprise Co.
4.15%, 09/15/28	195	193,476
4.40%, 09/25/27	1,610	1,609,300
4.40%, 10/15/30	235	231,134
Security	Par (000)	Value
Computers (continued)
4.50%, 03/23/28	$125	$125,022
4.55%, 10/15/29	690	688,310
4.60%, 03/23/29	100	99,993
4.85%, 10/15/31	520	519,321
5.00%, 10/15/34	310	304,008
5.25%, 07/01/28	660	669,431
5.25%, 04/01/33	125	125,933
5.60%, 10/15/54	175	161,288
6.20%, 10/15/35(c)	586	628,658
6.35%, 10/15/45	1,320	1,351,009
HP, Inc.
3.40%, 06/17/30	50	47,480
4.20%, 04/15/32	235	225,287
4.75%, 01/15/28	40	40,176
5.40%, 04/25/30	75	76,623
5.50%, 01/15/33(c)	320	327,848
6.00%, 09/15/41	477	489,238
6.10%, 04/25/35(c)	40	42,192
IBM International Capital Pte. Ltd., 5.30%, 02/05/54	110	99,420
International Business Machines Corp.
3.43%, 02/09/52	85	56,817
3.50%, 05/15/29	1,660	1,618,396
4.00%, 02/03/29	200	197,965
4.00%, 06/20/42	285	234,574
4.15%, 05/15/39	212	185,607
4.25%, 05/15/49	516	404,796
4.30%, 02/03/31	200	196,980
4.60%, 02/03/33	200	196,757
4.70%, 02/19/46	20	17,239
4.90%, 07/27/52	100	85,447
4.95%, 02/03/36	300	294,652
5.10%, 02/06/53	120	106,485
5.20%, 02/10/35	195	196,705
5.60%, 11/30/39	396	405,568
5.70%, 02/10/55	200	191,993
5.80%, 02/03/56	215	209,828
5.88%, 11/29/32	735	779,192
6.22%, 08/01/27	425	434,357
6.50%, 01/15/28	507	524,414
Leidos, Inc.
2.30%, 02/15/31	545	486,591
4.38%, 05/15/30	781	768,381
5.00%, 03/15/36	50	48,402
NetApp, Inc.
2.38%, 06/22/27	230	225,288
2.70%, 06/22/30	1,625	1,497,496
5.50%, 03/17/32	270	276,252
5.70%, 03/17/35	865	885,668
		23,180,890
Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.
3.70%, 08/01/47	361	278,978
4.00%, 08/15/45	373	314,189
4.60%, 03/01/33	36	36,283
Estee Lauder Companies, Inc.(The)
3.13%, 12/01/49	142	93,748
4.38%, 06/15/45	82	68,250
6.00%, 05/15/37	60	63,842
Kenvue, Inc.
4.85%, 05/22/32	25	25,228

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
5.05%, 03/22/53	$75	$68,452
5.20%, 03/22/63	260	235,276
Procter & Gamble Co.(The)
2.85%, 08/11/27	450	443,805
3.60%, 03/25/50	130	99,367
4.60%, 05/01/35	175	173,919
5.55%, 03/05/37	396	420,625
5.80%, 08/15/34	270	290,068
Unilever Capital Corp.
1.75%, 08/12/31	555	485,080
3.50%, 03/22/28	555	548,544
4.25%, 08/12/27	100	100,222
4.63%, 08/12/34	100	98,841
5.00%, 12/08/33	645	658,806
5.90%, 11/15/32	625	670,870
Series 30Y, 2.63%, 08/12/51	420	257,746
		5,432,139
Distribution & Wholesale — 0.1%
LKQ Corp.
5.75%, 06/15/28	1,860	1,892,292
6.25%, 06/15/33	2,145	2,219,128
WW Grainger, Inc.
3.75%, 05/15/46	156	121,826
4.20%, 05/15/47	179	147,701
4.45%, 09/15/34	1,305	1,273,160
4.60%, 06/15/45	332	296,521
		5,950,628
Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28	687	661,761
3.30%, 01/30/32	932	852,932
3.40%, 10/29/33	590	524,883
3.65%, 07/21/27	465	460,607
3.85%, 10/29/41	215	173,466
3.88%, 01/23/28	410	405,509
4.63%, 10/15/27	710	710,856
4.95%, 09/10/34	90	87,686
5.30%, 01/19/34	250	250,221
5.75%, 06/06/28	150	153,279
6.95%, 03/10/55, (5-year CMT + 2.72%)(a)	250	258,770
Ally Financial, Inc.
7.10%, 11/15/27	110	113,705
8.00%, 11/01/31	699	778,317
American Express Co.
4.05%, 12/03/42	675	568,320
4.44%, 05/03/30, (1-day SOFR + 0.81%)(a)	455	453,516
4.46%, 02/10/32, (1-day SOFR + 0.87%)(a)	90	88,883
4.80%, 10/24/36, (1-day SOFR + 1.24%)(a)	125	120,988
4.92%, 07/20/33, (1-day SOFR + 1.22%)(a)	235	235,251
4.99%, 05/26/33, (1-day SOFR + 2.26%)(a)	150	149,524
5.09%, 01/30/31, (1-day SOFR Index + 1.02%)(a)	280	284,119
5.28%, 07/26/35, (1-day SOFR + 1.42%)(a)	615	622,199
5.44%, 01/30/36, (1-day SOFR Index + 1.32%)(a)	240	244,864
5.53%, 04/25/30, (1-day SOFR Index + 1.09%)(a)	135	138,420
5.63%, 07/28/34, (1-day SOFR + 1.93%)(a)	115	117,754
5.67%, 04/25/36, (1-day SOFR + 1.79%)(a)	345	357,655
Security	Par (000)	Value
Diversified Financial Services (continued)
5.92%, 04/25/35, (1-day SOFR + 1.63%)(a)	$430	$446,350
6.49%, 10/30/31, (1-day SOFR + 1.94%)(a)	50	53,551
Ameriprise Financial, Inc.
4.50%, 05/13/32	60	59,449
5.15%, 05/15/33	255	259,516
Apollo Global Management, Inc.
5.70%, 03/30/36	50	50,524
6.00%, 12/15/54, (5-year CMT + 2.17%)(a)	15	14,538
Brookfield Capital Finance LLC, 6.09%, 06/14/33	560	590,197
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 01/30/32	805	703,083
Brookfield Finance LLC/Brookfield Finance, Inc., 3.45%, 04/15/50	195	132,302
Brookfield Finance, Inc.
3.50%, 03/30/51	125	85,581
3.63%, 02/15/52	80	55,524
3.90%, 01/25/28	180	178,168
4.35%, 04/15/30	312	306,841
4.70%, 09/20/47	300	255,333
4.85%, 03/29/29	615	617,263
5.68%, 01/15/35	335	340,820
5.97%, 03/04/54	120	118,931
6.35%, 01/05/34	510	543,608
Capital One Financial Corp.
2.36%, 07/29/32, (1-day SOFR + 1.34%)(a)	275	237,452
2.62%, 11/02/32, (1-day SOFR + 1.27%)(a)	345	305,056
3.27%, 03/01/30, (1-day SOFR + 1.79%)(a)	230	221,546
4.72%, 01/30/32, (1-day SOFR + 1.15%)(a)	75	74,055
5.20%, 09/11/36, (1-day SOFR + 1.63%)(a)	660	642,456
5.25%, 07/26/30, (1-day SOFR + 2.60%)(a)	100	101,371
5.27%, 05/10/33, (1-day SOFR + 2.37%)(a)	350	351,371
5.40%, 01/30/37, (1-day SOFR + 1.51%)(a)	150	147,968
5.47%, 02/01/29, (1-day SOFR + 2.08%)(a)	125	126,808
5.82%, 02/01/34, (1-day SOFR + 2.60%)(a)	180	185,123
6.18%, 01/30/36, (1-day SOFR + 2.04%)(a)	80	81,840
6.31%, 06/08/29, (1-day SOFR + 2.64%)(a)	200	206,328
6.38%, 06/08/34, (1-day SOFR + 2.86%)(a)	190	201,336
6.70%, 11/29/32	245	266,623
7.96%, 11/02/34, (1-day SOFR Index + 3.37%)(a)	375	432,014
Cboe Global Markets, Inc.
1.63%, 12/15/30	345	303,413
3.00%, 03/16/32	945	867,847
Intercontinental Exchange, Inc.
1.85%, 09/15/32	315	266,125
3.00%, 06/15/50	285	186,633
3.00%, 09/15/60	460	271,554
3.10%, 09/15/27	55	54,186
3.75%, 09/21/28	139	137,022
3.95%, 12/01/28	70	69,295
4.20%, 03/15/31	75	73,775
4.25%, 09/21/48	366	302,677
4.60%, 03/15/33	320	316,908
4.95%, 06/15/52	190	172,168
5.20%, 06/15/62	290	265,044
Invesco Finance PLC, 5.38%, 11/30/43	253	241,533
Janus Henderson U.S. Holdings, Inc., 5.45%, 09/10/34	810	818,870
Legg Mason, Inc., 5.63%, 01/15/44	348	342,796
LPL Holdings, Inc.
5.65%, 03/15/35	55	54,705

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.75%, 06/15/35	$150	$150,297
6.00%, 05/20/34	30	30,737
Mastercard, Inc.
2.00%, 11/18/31	85	75,172
2.95%, 06/01/29	155	149,499
3.35%, 03/26/30	165	159,235
3.50%, 02/26/28	35	34,642
3.65%, 06/01/49	215	160,684
3.80%, 11/21/46	225	176,390
3.85%, 03/26/50	253	196,185
3.95%, 02/26/48	217	171,529
4.55%, 01/15/35	140	137,101
4.85%, 03/09/33	70	70,907
4.88%, 05/09/34	30	30,153
4.95%, 03/15/32	100	102,338
Nasdaq, Inc.
1.65%, 01/15/31	510	448,383
3.25%, 04/28/50	245	165,946
3.95%, 03/07/52	172	129,015
5.35%, 06/28/28	655	666,203
5.55%, 02/15/34	519	535,985
5.95%, 08/15/53	90	91,476
6.10%, 06/28/63	140	143,580
Nomura Holdings, Inc.
2.17%, 07/14/28	295	280,417
2.61%, 07/14/31	415	371,694
2.68%, 07/16/30	330	303,017
2.71%, 01/22/29	405	384,977
3.00%, 01/22/32	255	230,515
3.10%, 01/16/30	545	513,329
4.90%, 07/01/30	200	199,989
5.39%, 07/06/27	265	267,365
5.49%, 06/29/35	200	203,593
5.59%, 07/02/27	200	202,180
5.78%, 07/03/34	375	388,194
6.07%, 07/12/28	240	246,742
6.09%, 07/12/33	205	216,844
6.18%, 01/18/33	200	211,961
ORIX Corp.
4.00%, 04/13/32	170	162,679
4.45%, 09/09/30	25	24,722
5.20%, 09/13/32(c)	455	460,999
5.40%, 02/25/35	20	20,229
Raymond James Financial, Inc.
3.75%, 04/01/51	195	141,174
4.65%, 04/01/30	274	274,793
4.95%, 07/15/46	210	188,316
5.65%, 09/11/55	640	618,130
Synchrony Financial
2.88%, 10/28/31	470	413,705
3.95%, 12/01/27	706	698,603
4.95%, 02/25/32, (1-day SOFR + 1.53%)(a)	25	24,398
5.15%, 03/19/29	462	462,803
5.94%, 08/02/30, (1-day SOFR Index + 2.13%)(a)	345	351,576
6.00%, 07/29/36, (1-day SOFR + 2.07%)(a)	415	416,099
UBS Americas, Inc., 7.13%, 07/15/32	711	794,591
Visa, Inc.
2.00%, 08/15/50(c)	100	53,388
2.05%, 04/15/30	270	248,330
2.70%, 04/15/40	260	197,399
Security	Par (000)	Value
Diversified Financial Services (continued)
2.75%, 09/15/27	$145	$142,704
3.65%, 09/15/47	70	53,792
3.80%, 02/12/29	150	148,523
4.10%, 02/12/31	150	149,111
4.15%, 12/14/35	429	409,448
4.30%, 12/14/45	861	741,622
4.40%, 02/12/33	150	148,091
Voya Financial, Inc.
4.70%, 01/23/48, (3-mo. SOFR US + 2.34%)(a)	225	218,673
5.70%, 07/15/43	136	133,571
Western Union Co. (The), 6.20%, 11/17/36(c)	312	324,561
		37,819,266
Electric — 2.1%
AEP Texas, Inc.
3.45%, 05/15/51	785	527,543
4.70%, 05/15/32	550	542,672
5.25%, 05/15/52	475	427,601
5.40%, 06/01/33	225	229,101
5.45%, 05/15/29	100	102,353
5.70%, 05/15/34	305	314,981
5.85%, 10/15/55	60	58,709
Series G, 4.15%, 05/01/49	210	160,393
Series H, 3.45%, 01/15/50	360	245,138
Series Q, 5.20%, 04/15/36	50	49,216
Avangrid, Inc., 3.80%, 06/01/29	3,162	3,081,827
Avista Corp.
4.00%, 04/01/52	605	450,682
4.35%, 06/01/48	374	302,075
Baltimore Gas and Electric Co.
2.90%, 06/15/50	122	76,582
3.20%, 09/15/49	347	231,178
3.50%, 08/15/46	320	231,634
3.75%, 08/15/47	311	232,981
4.25%, 09/15/48	215	173,497
4.55%, 06/01/52	20	16,634
5.15%, 06/01/33	1,910	1,928,268
5.40%, 06/01/53	115	108,818
5.65%, 06/01/54	90	87,749
6.05%, 06/01/56	2,865	2,946,315
6.35%, 10/01/36	240	259,837
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	125	98,135
3.60%, 03/01/52	165	118,254
3.95%, 03/01/48	269	210,943
4.50%, 04/01/44	152	132,318
4.95%, 04/01/33	30	30,201
5.30%, 04/01/53	50	47,086
Series AD, 2.90%, 07/01/50	207	132,060
Series AR, 4.85%, 04/01/36	30	29,474
Series K2, 6.95%, 03/15/33	135	150,672
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	225	232,461
CMS Energy Corp.
3.75%, 12/01/50, (5-year CMT + 2.90%)(a)	420	385,208
4.75%, 06/01/50, (5-year CMT + 4.12%)(a)	600	589,034
6.50%, 06/01/55, (5-year CMT + 1.96%)(a)	140	143,769
Commonwealth Edison Co.
2.20%, 03/01/30	519	477,854
3.00%, 03/01/50	330	213,206
3.65%, 06/15/46	341	256,914
3.70%, 03/01/45	168	129,484

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.80%, 10/01/42	$100	$80,597
4.00%, 03/01/48	339	265,996
4.00%, 03/01/49	277	214,800
4.35%, 11/15/45	81	67,872
4.55%, 06/01/31	150	149,686
4.60%, 08/15/43	200	176,158
4.70%, 01/15/44	25	22,142
5.30%, 02/01/53	140	130,513
5.65%, 06/01/54	220	214,866
5.85%, 06/01/56	225	226,522
6.45%, 01/15/38	139	152,550
Series 123, 3.75%, 08/15/47	275	207,358
Series 127, 3.20%, 11/15/49	254	169,534
Series 131, 2.75%, 09/01/51	570	343,554
Connecticut Light and Power Co.(The)
4.00%, 04/01/48	310	245,086
4.30%, 04/15/44	325	273,642
4.65%, 01/01/29	75	75,395
4.90%, 07/01/33	75	75,437
4.95%, 01/15/30	40	40,566
4.95%, 08/15/34	25	24,895
5.25%, 01/15/53	210	195,834
Series A, 2.05%, 07/01/31	1,042	920,325
Series A, 4.15%, 06/01/45	300	245,325
Consolidated Edison Co. of New York, Inc.
3.60%, 06/15/61	85	57,108
3.70%, 11/15/59	270	186,463
3.85%, 06/15/46	339	261,963
3.95%, 03/01/43	204	166,065
4.45%, 03/15/44	270	231,963
4.50%, 12/01/45	160	136,428
4.50%, 05/15/58	115	92,787
4.63%, 12/01/54	234	195,176
5.70%, 06/15/40	127	129,706
Series 06-A, 5.85%, 03/15/36	104	109,264
Series 06-B, 6.20%, 06/15/36	120	129,183
Series 07-A, 6.30%, 08/15/37	5	5,400
Series 08-B, 6.75%, 04/01/38	210	236,293
Series 09-C, 5.50%, 12/01/39	215	215,895
Series 12-A, 4.20%, 03/15/42	207	175,514
Series 2017, 3.88%, 06/15/47	331	254,429
Series 20B, 3.95%, 04/01/50	305	237,305
Series A, 4.13%, 05/15/49	50	39,517
Series C, 3.00%, 12/01/60	370	217,529
Series C, 4.00%, 11/15/57	124	91,079
Series C, 4.30%, 12/01/56	146	114,183
Series E, 4.65%, 12/01/48	180	153,823
Delmarva Power & Light Co., 4.15%, 05/15/45	110	89,833
Duke Energy Carolinas Nc Storm Funding II LLC, Series A-1, 4.23%, 07/01/37	300	294,790
Edison International
4.13%, 03/15/28	490	483,056
5.25%, 03/15/32	100	98,486
5.75%, 06/15/27	45	45,332
El Paso Electric Co.
5.00%, 12/01/44	95	81,562
6.00%, 05/15/35	97	98,596
Enel Chile SA, 4.88%, 06/12/28	2,720	2,731,105
Entergy Corp., 7.13%, 12/01/54, (5-year CMT + 2.67%)(a)	40	41,497
Security	Par (000)	Value
Electric (continued)
Entergy Louisiana LLC
2.90%, 03/15/51	$418	$261,583
4.20%, 09/01/48	250	200,147
4.20%, 04/01/50	340	267,253
4.95%, 01/15/45	675	618,357
5.70%, 03/15/54	205	201,050
Entergy Texas, Inc.
5.00%, 09/15/52	180	159,118
5.20%, 06/15/36	2,020	2,011,367
5.55%, 09/15/54	35	33,301
5.80%, 09/01/53	210	208,719
Eversource Energy
3.45%, 01/15/50	565	392,816
4.45%, 12/15/30	100	98,397
4.60%, 07/01/27	90	90,194
5.13%, 05/15/33	260	260,048
5.50%, 01/01/34	245	249,443
5.85%, 04/15/31	365	380,155
5.95%, 02/01/29	105	108,343
5.95%, 07/15/34	285	298,100
Series A, 6.10%, 08/15/56, (5-year CMT + 2.52%)(a)	710	705,952
Series B, 6.35%, 08/15/56, (5-year CMT + 2.33%)(a)	525	526,015
Series M, 3.30%, 01/15/28	1,125	1,102,914
Series O, 4.25%, 04/01/29	325	322,244
Series R, 1.65%, 08/15/30	2,030	1,790,668
Exelon Corp.
4.05%, 04/15/30	490	479,396
4.10%, 03/15/52	400	305,425
4.45%, 04/15/46	336	279,282
4.70%, 04/15/50	470	395,931
4.95%, 06/15/35	357	347,728
5.10%, 06/15/45	255	232,807
5.45%, 03/15/34	155	158,582
5.60%, 03/15/53	215	205,860
5.63%, 06/15/35	290	298,634
5.88%, 03/15/55	465	459,129
6.50%, 03/15/55, (5-year CMT + 1.98%)(a)	130	134,476
FirstEnergy Transmission LLC, 5.00%, 01/15/35	1,165	1,151,853
Florida Power & Light Co.
3.15%, 10/01/49	351	236,694
3.70%, 12/01/47	208	156,779
3.95%, 03/01/48	284	223,787
3.99%, 03/01/49	178	139,221
4.05%, 06/01/42	227	190,891
4.05%, 10/01/44	265	217,314
4.13%, 02/01/42	135	115,013
4.13%, 06/01/48	230	184,564
4.63%, 05/15/30	85	85,469
4.80%, 05/15/33	55	55,056
4.95%, 06/01/35	220	218,923
5.25%, 02/01/41	160	157,560
5.63%, 04/01/34	710	741,854
5.65%, 02/01/37	212	222,268
5.69%, 03/01/40	280	287,768
5.95%, 02/01/38	270	287,713
5.96%, 04/01/39	165	174,626
Iberdrola International BV, 6.75%, 07/15/36	1,719	1,934,291

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
ITC Holdings Corp.
3.35%, 11/15/27	$724	$713,386
5.30%, 07/01/43	399	368,454
National Grid PLC
5.42%, 01/11/34	2,290	2,334,923
5.60%, 06/12/28	1,170	1,194,161
5.81%, 06/12/33	1,905	1,988,055
National Grid USA, 5.80%, 04/01/35	1,375	1,429,065
NextEra Energy Capital Holdings, Inc.
2.25%, 06/01/30	2,399	2,189,652
2.75%, 11/01/29	1,577	1,494,019
3.50%, 04/01/29	1,125	1,095,886
4.40%, 03/01/31	50	49,425
4.80%, 12/01/77, (3-mo. SOFR US + 2.67%)(a)	125	123,316
4.85%, 02/04/28	40	40,346
4.90%, 02/28/28	135	135,999
4.90%, 03/15/29	85	85,975
5.00%, 02/28/30(c)	145	146,951
5.00%, 07/15/32	165	166,520
5.05%, 03/15/30	50	50,785
5.05%, 02/28/33	135	136,088
5.25%, 03/15/34	140	142,034
5.30%, 03/15/32	55	56,263
5.45%, 03/15/35	50	50,904
5.55%, 03/15/54	35	33,050
5.90%, 03/15/55	505	498,988
6.70%, 09/01/54, (5-year CMT + 2.36%)(a)	50	51,476
6.75%, 06/15/54, (5-year CMT + 2.46%)(a)	30	31,318
NSTAR Electric Co.
1.95%, 08/15/31	634	554,904
3.10%, 06/01/51	280	183,724
3.25%, 05/15/29	145	140,338
3.95%, 04/01/30	675	659,793
4.40%, 03/01/44	405	345,738
4.55%, 06/01/52	335	281,642
4.65%, 05/15/31	100	99,710
4.85%, 03/01/30	50	50,433
4.95%, 09/15/52	35	31,173
5.20%, 03/01/35	100	100,837
5.20%, 05/15/36	100	100,321
5.40%, 06/01/34	95	97,250
5.50%, 03/15/40	365	362,126
NYSEG Storm Funding LLC, Series A-2, 4.87%, 05/01/32	500	503,222
Ohio Edison Co., 6.88%, 07/15/36	175	196,719
Ohio Power Co.
4.00%, 06/01/49	325	245,325
4.15%, 04/01/48	230	179,235
5.00%, 06/01/33	30	29,941
5.65%, 06/01/34	265	274,215
Series Q, 1.63%, 01/15/31	875	762,560
Series R, 2.90%, 10/01/51	660	400,719
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	1,050	619,371
3.10%, 09/15/49	200	131,009
3.75%, 04/01/45	159	122,681
3.80%, 09/30/47	188	142,346
3.80%, 06/01/49	205	152,284
4.10%, 11/15/48	280	220,546
4.55%, 12/01/41	75	66,716
4.60%, 06/01/52	150	124,043
Security	Par (000)	Value
Electric (continued)
4.65%, 11/01/29	$75	$75,381
4.95%, 09/15/52	165	146,083
5.25%, 09/30/40	170	165,073
5.30%, 06/01/42	105	100,880
5.35%, 10/01/52	10	9,305
5.55%, 06/15/54	250	241,026
5.65%, 11/15/33	35	36,585
5.80%, 04/01/55	100	100,171
7.00%, 05/01/32	131	145,401
7.25%, 01/15/33	132	149,481
7.50%, 09/01/38	115	136,150
Pacific Gas and Electric Co.
3.50%, 08/01/50	570	380,211
3.95%, 12/01/47	140	102,735
4.20%, 06/01/41	105	86,211
4.25%, 03/15/46	210	162,733
4.30%, 03/15/45	155	121,668
4.45%, 04/15/42	180	148,880
4.50%, 07/01/40	305	263,215
4.55%, 07/01/30	225	221,980
4.60%, 06/15/43	85	70,444
4.75%, 02/15/44	160	135,270
4.95%, 07/01/50	690	578,535
5.25%, 03/01/52	330	284,646
5.90%, 06/15/32	400	414,293
5.90%, 10/01/54	70	66,162
6.00%, 05/01/56	15	14,394
6.10%, 10/15/55	50	48,448
6.15%, 03/01/55	175	171,353
6.70%, 04/01/53	280	292,057
6.75%, 01/15/53	215	225,527
PECO Energy Co.
2.80%, 06/15/50	134	82,769
2.85%, 09/15/51	525	325,055
3.00%, 09/15/49	260	168,718
3.05%, 03/15/51	40	25,902
3.70%, 09/15/47	381	286,898
3.90%, 03/01/48	309	238,240
4.15%, 10/01/44	282	232,070
5.25%, 09/15/54	50	46,308
5.95%, 10/01/36	30	31,980
PG&E Recovery Funding LLC
Series A-2, 5.23%, 06/01/42	550	546,955
Series A-3, 5.53%, 06/01/51	700	693,013
Potomac Electric Power Co.
4.15%, 03/15/43	400	332,867
5.50%, 03/15/54	315	302,890
6.50%, 11/15/37	460	505,256
PPL Electric Utilities Corp.
3.00%, 10/01/49	195	127,532
3.95%, 06/01/47	24	18,809
4.15%, 10/01/45	60	49,160
4.15%, 06/15/48	180	144,338
4.85%, 02/15/34	70	69,684
5.00%, 05/15/33	185	186,529
5.25%, 05/15/53	445	414,927
5.75%, 05/15/56	2,280	2,286,650
Public Service Co. of New Hampshire
3.60%, 07/01/49	640	465,180
4.40%, 07/01/28	75	75,100
5.15%, 01/15/53	425	389,510

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.35%, 10/01/33	$100	$102,857
Series V, 2.20%, 06/15/31	470	417,501
Public Service Electric and Gas Co.
2.05%, 08/01/50	305	161,076
2.45%, 01/15/30	25	23,313
2.70%, 05/01/50	122	75,509
3.00%, 03/01/51	75	48,604
3.15%, 01/01/50	240	160,958
3.20%, 08/01/49	370	251,525
3.60%, 12/01/47	310	230,026
3.65%, 09/01/42	105	83,272
3.70%, 05/01/28	5	4,954
3.80%, 01/01/43	105	84,282
3.80%, 03/01/46	55	42,845
3.85%, 05/01/49	275	210,622
3.95%, 05/01/42	100	82,820
4.05%, 05/01/48	340	270,819
5.13%, 03/15/53	455	418,610
5.45%, 03/01/54	40	38,519
5.50%, 03/01/40	160	160,945
5.80%, 05/01/37	210	221,860
Series Q, 5.50%, 03/01/55	55	53,477
Public Service Enterprise Group, Inc.
1.60%, 08/15/30	2,757	2,432,838
2.45%, 11/15/31	890	791,100
5.40%, 03/15/35	120	121,357
5.45%, 04/01/34	640	652,955
6.13%, 10/15/33	410	434,255
San Diego Gas & Electric Co.
3.70%, 03/15/52	65	46,529
4.15%, 05/15/48	230	181,543
4.50%, 08/15/40	152	136,493
6.00%, 06/01/39	75	78,661
Series RRR, 3.75%, 06/01/47	224	168,167
Series TTT, 4.10%, 06/15/49	214	166,012
Series UUU, 3.32%, 04/15/50	207	139,656
Series VVV, 1.70%, 10/01/30	915	811,305
Series WWW, 2.95%, 08/15/51	330	209,270
Sempra
3.25%, 06/15/27	437	431,926
3.40%, 02/01/28	238	233,681
3.80%, 02/01/38	609	515,950
4.00%, 02/01/48	419	317,842
4.13%, 04/01/52, (5-year CMT + 2.87%)(a)	475	469,077
5.25%, 03/15/36	75	74,179
5.50%, 08/01/33	100	102,973
6.00%, 10/15/39	249	255,725
6.55%, 04/01/55, (5-year CMT + 2.14%)(a)	55	55,389
Southern California Edison Co.
2.25%, 06/01/30	120	108,529
2.85%, 08/01/29	145	136,802
3.45%, 02/01/52	190	124,780
3.65%, 02/01/50	443	305,428
4.00%, 04/01/47	457	340,504
4.05%, 03/15/42	184	145,344
4.50%, 09/01/40	120	103,106
4.65%, 10/01/43	176	147,794
4.80%, 03/15/33	75	73,396
5.50%, 03/15/40	174	167,454
5.63%, 02/01/36	127	126,951
5.70%, 03/01/53	95	87,362
Security	Par (000)	Value
Electric (continued)
5.75%, 04/15/54	$310	$287,235
5.88%, 12/01/53	150	141,877
5.90%, 03/01/55	70	66,430
6.00%, 01/15/34	295	306,408
6.05%, 03/15/39	126	127,817
6.20%, 09/15/55	315	311,033
Series 04-G, 5.75%, 04/01/35	135	136,553
Series 05-E, 5.35%, 07/15/35	95	93,525
Series 06-E, 5.55%, 01/15/37	150	148,952
Series 08-A, 5.95%, 02/01/38	142	143,485
Series 13-A, 3.90%, 03/15/43	165	125,876
Series A, 4.20%, 03/01/29	160	157,967
Series B, 4.88%, 03/01/49	144	120,250
Series C, 3.60%, 02/01/45	95	67,970
Series C, 4.13%, 03/01/48	386	290,364
Series E, 5.45%, 06/01/52	115	102,232
Series H, 3.65%, 06/01/51	40	27,260
Southern Power Co., 5.15%, 09/15/41	25	23,856
Tampa Electric Co.
3.45%, 03/15/51	70	48,933
5.00%, 07/15/52	200	179,390
Toledo Edison Co. (The), 6.15%, 05/15/37	60	64,364
		100,185,020
Electrical Components & Equipment — 0.1%
ABB Finance USA, Inc.
3.80%, 04/03/28	1,610	1,595,343
4.38%, 05/08/42	3,465	3,055,757
Acuity Brands Lighting, Inc., 2.15%, 12/15/30	1,135	1,015,548
		5,666,648
Electronics — 0.3%
Allegion PLC, 3.50%, 10/01/29	860	826,516
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27	580	573,016
5.41%, 07/01/32	670	680,565
5.60%, 05/29/34	575	586,515
Avnet, Inc.
3.00%, 05/15/31	355	321,471
5.50%, 06/01/32	235	238,049
6.25%, 03/15/28	205	210,019
Fortive Corp.
4.30%, 06/15/46	90	73,403
4.75%, 05/15/31	175	174,129
5.25%, 05/15/36	175	174,604
Honeywell International, Inc.
1.75%, 09/01/31	65	56,445
1.95%, 06/01/30	1,040	942,557
2.70%, 08/15/29	1,595	1,512,073
3.81%, 11/21/47	262	201,029
4.50%, 01/15/34	285	279,033
4.75%, 02/01/32	45	45,087
4.95%, 09/01/31	55	55,657
5.00%, 02/15/33	45	45,789
5.00%, 03/01/35	1,455	1,462,316
5.25%, 03/01/54	5	4,766
Hubbell, Inc.
3.15%, 08/15/27	96	94,632
3.50%, 02/15/28	65	63,959
4.80%, 11/15/35	25	24,281
Keysight Technologies, Inc.
3.00%, 10/30/29	523	497,209

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
4.95%, 10/15/34	$150	$148,792
nVent Finance SARL, 5.65%, 05/15/33	100	102,602
Trimble, Inc.
4.90%, 06/15/28	619	620,575
6.10%, 03/15/33	1,550	1,626,434
Tyco Electronics Group SA
3.13%, 08/15/27	795	784,637
4.50%, 02/09/31	25	24,826
4.88%, 02/09/36	35	34,474
7.13%, 10/01/37	135	155,135
Vontier Corp.
2.40%, 04/01/28	485	465,389
2.95%, 04/01/31	255	231,508
		13,337,492
Engineering & Construction — 0.2%
Jacobs Engineering Group, Inc.
5.90%, 03/01/33	1,340	1,386,590
6.35%, 08/18/28	3,700	3,823,387
Jacobs Solutions, Inc.
4.75%, 03/03/31	2,079	2,054,889
5.38%, 03/03/36	2,005	1,960,576
		9,225,442
Environmental Control — 0.1%
Republic Services, Inc.
3.05%, 03/01/50	90	60,025
5.70%, 05/15/41	25	25,827
6.20%, 03/01/40	38	41,355
Veralto Corp.
4.85%, 01/15/32	1,910	1,913,156
5.35%, 09/18/28	830	843,969
5.45%, 09/18/33	920	942,715
		3,827,047
Food — 0.4%
Ahold Finance USA LLC, 6.88%, 05/01/29	240	254,326
Campbell's Company/The
2.38%, 04/24/30	18	16,257
3.13%, 04/24/50	126	76,780
4.15%, 03/15/28	843	834,590
4.75%, 03/23/35	170	156,812
4.80%, 03/15/48	331	267,658
Conagra Brands, Inc.
5.30%, 11/01/38	315	295,849
5.40%, 11/01/48	306	265,265
7.00%, 10/01/28	125	130,974
8.25%, 09/15/30	325	364,881
General Mills, Inc.
2.25%, 10/14/31	855	752,855
2.88%, 04/15/30	641	600,086
3.00%, 02/01/51	250	156,115
4.15%, 02/15/43	240	194,820
4.20%, 04/17/28	918	914,771
4.70%, 04/17/48(c)	120	101,351
4.95%, 03/29/33	275	273,758
5.25%, 01/30/35(c)	215	214,770
5.40%, 06/15/40	230	225,163
Hershey Co.(The)
3.13%, 11/15/49	35	23,544
3.38%, 08/15/46	100	73,067
Hormel Foods Corp., 3.05%, 06/03/51	170	109,771
Security	Par (000)	Value
Food (continued)
Ingredion, Inc.
2.90%, 06/01/30	$785	$733,618
3.90%, 06/01/50	214	159,082
J M Smucker Co.(The)
4.25%, 03/15/35	357	332,852
4.38%, 03/15/45	140	116,498
6.20%, 11/15/33	105	111,961
6.50%, 11/15/53(c)	195	210,837
Kellanova
2.10%, 06/01/30	1,015	924,323
3.40%, 11/15/27	963	952,712
4.30%, 05/15/28	854	854,007
4.50%, 04/01/46	2,609	2,238,254
5.25%, 03/01/33	265	270,714
5.75%, 05/16/54	225	221,338
Series B, 7.45%, 04/01/31	1,189	1,332,762
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	216	218,199
Kraft Heinz Foods Co.
4.38%, 06/01/46	59	47,233
4.88%, 10/01/49	455	379,586
5.00%, 07/15/35	150	146,222
5.20%, 07/15/45	465	412,604
5.50%, 06/01/50	440	400,185
6.50%, 02/09/40	155	163,974
6.88%, 01/26/39	255	279,663
Kroger Co.(The)
3.95%, 01/15/50	165	123,772
4.65%, 01/15/48	165	139,265
5.15%, 08/01/43	105	97,574
5.40%, 07/15/40	122	119,325
5.40%, 01/15/49	30	28,048
5.50%, 09/15/54	330	309,969
5.65%, 09/15/64	195	183,109
6.90%, 04/15/38	127	143,279
McCormick & Co., Inc./MD
1.85%, 02/15/31	105	92,248
3.40%, 08/15/27	710	701,617
4.20%, 08/15/47	374	295,192
4.95%, 04/15/33	50	49,771
Mondelez International, Inc., 2.63%, 09/04/50	130	78,156
Sysco Corp.
2.40%, 02/15/30	15	13,815
3.25%, 07/15/27	45	44,488
3.30%, 02/15/50	198	132,332
4.45%, 03/15/48	142	115,505
4.50%, 04/01/46	164	135,878
4.85%, 10/01/45	130	113,571
5.38%, 09/21/35	102	101,990
5.95%, 04/01/30	220	228,607
6.60%, 04/01/40	150	162,459
6.60%, 04/01/50	280	298,300
		20,518,357
Forest Products & Paper — 0.1%
International Paper Co.
4.35%, 08/15/48	180	142,958
4.40%, 08/15/47	281	226,395
4.80%, 06/15/44	146	126,225
5.00%, 09/15/35	1,250	1,231,084
5.15%, 05/15/46	55	49,802
6.00%, 11/15/41	235	238,835

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Forest Products & Paper (continued)
7.30%, 11/15/39	$570	$648,774
		2,664,073
Gas — 0.3%
Atmos Energy Corp.
2.85%, 02/15/52	265	164,422
3.38%, 09/15/49	55	38,323
4.13%, 10/15/44	65	54,281
4.13%, 03/15/49	150	119,534
4.15%, 01/15/43	90	76,196
4.30%, 10/01/48	200	163,627
5.20%, 08/15/35	40	40,651
5.45%, 01/15/56	105	100,994
5.50%, 06/15/41	30	29,971
5.75%, 10/15/52	25	25,016
National Fuel Gas Co.
2.95%, 03/01/31	317	288,844
3.95%, 09/15/27	55	54,518
4.75%, 09/01/28	200	199,847
4.75%, 05/15/29	200	200,125
5.05%, 10/15/31	225	225,105
5.50%, 05/15/36	175	174,606
NiSource, Inc.
4.75%, 05/18/31	175	174,970
5.00%, 06/15/52	330	287,793
5.25%, 02/15/43	130	121,730
5.30%, 05/18/36	80	80,139
5.35%, 04/01/34	325	331,741
5.35%, 07/15/35	355	358,946
5.40%, 06/30/33	100	102,380
5.75%, 07/15/56, (5-year CMT + 2.04%)(a)	125	124,979
5.85%, 04/01/55	980	969,416
5.95%, 06/15/41	255	261,105
6.38%, 03/31/55, (5-year CMT + 2.53%)(a)	455	464,901
6.95%, 11/30/54, (5-year CMT + 2.45%)(a)	450	466,865
ONE Gas, Inc.
2.00%, 05/15/30	1,100	997,091
4.25%, 09/01/32	925	902,733
4.50%, 11/01/48	1,350	1,143,278
4.66%, 02/01/44	175	154,264
5.10%, 04/01/29	25	25,407
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/31	110	99,635
3.35%, 06/01/50	325	221,353
5.05%, 05/15/52	427	381,046
5.10%, 02/15/35	50	49,915
5.40%, 06/15/33	80	81,896
Southern California Gas Co.
3.75%, 09/15/42	200	158,875
5.13%, 11/15/40(c)	215	207,014
5.20%, 06/01/33	100	101,772
5.75%, 06/01/53	100	97,990
Series UU, 4.13%, 06/01/48	225	175,766
Series VV, 4.30%, 01/15/49	175	140,479
Series WW, 3.95%, 02/15/50	327	246,629
Series XX, 2.55%, 02/01/30	95	88,886
Southwest Gas Corp.
3.18%, 08/15/51	1,070	704,328
3.70%, 04/01/28	65	64,047
3.80%, 09/29/46	155	117,697
4.15%, 06/01/49	206	159,407
5.45%, 03/23/28	35	35,530
Security	Par (000)	Value
Gas (continued)
5.80%, 12/01/27	$100	$101,860
Spire Missouri, Inc.
3.30%, 06/01/51	620	417,756
Series 2034, 5.15%, 08/15/34	175	176,474
Spire, Inc.
4.60%, 09/01/31	70	69,147
6.25%, 06/01/56, (5-year CMT + 2.56%)(a)	220	219,722
6.45%, 06/01/56, (5-year CMT + 2.33%)(a)	260	259,390
Washington Gas Light Co.
3.65%, 09/15/49	214	152,668
Series K, 3.80%, 09/15/46	115	87,673
		13,540,753
Hand & Machine Tools — 0.0%
Stanley Black & Decker, Inc., 4.85%, 11/15/48	40	33,908
Health Care - Products — 0.2%
Abbott Laboratories, 5.60%, 03/15/66	90	87,613
Agilent Technologies, Inc., 2.75%, 09/15/29	857	811,995
Augusta SpinCo Corp., 5.25%, 03/23/36	10	9,984
Baxter International, Inc.
2.54%, 02/01/32	195	166,711
3.13%, 12/01/51	225	133,060
Danaher Corp.
2.60%, 10/01/50	515	310,068
2.80%, 12/10/51	615	381,430
4.38%, 09/15/45	151	129,461
DH Europe Finance II SARL
3.25%, 11/15/39	410	329,523
3.40%, 11/15/49	547	388,420
Edwards Lifesciences Corp., 4.30%, 06/15/28	2,924	2,915,756
GE HealthCare Technologies, Inc., 6.38%, 11/22/52	315	335,957
Revvity, Inc.
2.25%, 09/15/31	190	166,695
2.55%, 03/15/31	145	130,335
3.30%, 09/15/29	205	196,349
3.63%, 03/15/51	255	179,734
Smith & Nephew PLC
2.03%, 10/14/30	255	227,039
5.40%, 03/20/34	100	101,330
Solventum Corp.
5.60%, 03/23/34	195	199,811
5.90%, 04/30/54	290	286,964
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31	2,770	2,523,459
3.75%, 03/15/51	405	291,079
Stryker Corp.
2.90%, 06/15/50	240	153,823
4.10%, 04/01/43	70	58,011
4.38%, 05/15/44	134	113,545
4.63%, 03/15/46	179	156,599
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/31	805	721,665
4.45%, 08/15/45	194	167,352
5.05%, 02/19/30	25	25,336
5.20%, 09/15/34	25	25,021
5.50%, 02/19/35	25	25,517
5.75%, 11/30/39	165	167,123
		11,916,765

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services — 0.7%
Cigna Group(The)
2.40%, 03/15/30	$285	$263,377
3.20%, 03/15/40	240	187,059
3.40%, 03/15/50	549	379,853
3.40%, 03/15/51	345	236,459
3.88%, 10/15/47	416	317,100
4.38%, 10/15/28	811	809,917
4.80%, 08/15/38	568	537,765
4.80%, 07/15/46	270	236,866
4.90%, 12/15/48	635	557,725
5.25%, 02/15/34	325	329,350
5.40%, 03/15/33	205	210,422
5.60%, 02/15/54	290	278,908
6.13%, 11/15/41	244	254,430
Elevance Health, Inc.
2.25%, 05/15/30	60	54,859
2.55%, 03/15/31	165	149,608
2.88%, 09/15/29	205	194,241
3.13%, 05/15/50	178	116,164
3.60%, 03/15/51	250	176,329
3.65%, 12/01/27	375	371,252
3.70%, 09/15/49	240	173,648
4.00%, 09/15/28	175	173,341
4.10%, 03/01/28	340	338,203
4.10%, 05/15/32	345	331,807
4.38%, 12/01/47	311	255,094
4.55%, 03/01/48	105	88,199
4.55%, 05/15/52	130	106,809
4.60%, 09/15/32	175	171,939
4.63%, 05/15/42	312	276,858
4.65%, 01/15/43	275	242,897
4.65%, 08/15/44	122	106,099
4.75%, 02/15/30	175	175,782
4.75%, 02/15/33	465	459,155
4.95%, 11/01/31	260	261,292
5.00%, 01/15/36	175	171,650
5.10%, 01/15/44	201	185,565
5.13%, 02/15/53	130	115,993
5.15%, 06/15/29	230	233,526
5.20%, 02/15/35	590	591,650
5.38%, 06/15/34	335	340,672
5.50%, 10/15/32	470	483,756
5.65%, 06/15/54	140	134,240
5.70%, 02/15/55	180	173,734
5.70%, 09/15/55	235	228,252
5.85%, 01/15/36	230	239,221
5.85%, 11/01/64	275	268,045
5.95%, 12/15/34	195	205,080
6.10%, 10/15/52	55	56,085
6.38%, 06/15/37	59	63,824
HCA, Inc.
2.38%, 07/15/31	80	70,917
3.50%, 07/15/51	539	360,214
3.63%, 03/15/32	47	43,742
4.63%, 03/15/52	307	246,693
5.13%, 06/15/39	244	231,206
5.25%, 06/15/49	384	342,305
5.50%, 06/15/47	424	393,306
5.60%, 04/01/34	125	127,882
5.90%, 06/01/53	240	231,032
5.95%, 09/15/54	120	116,573
Security	Par (000)	Value
Health Care - Services (continued)
6.00%, 04/01/54	$300	$293,172
6.10%, 04/01/64	160	157,757
Humana, Inc.
3.13%, 08/15/29	250	239,309
3.95%, 08/15/49	206	148,290
4.63%, 12/01/42	252	211,955
4.80%, 03/15/47	235	194,251
4.88%, 04/01/30	559	560,179
4.95%, 10/01/44	280	242,394
5.38%, 04/15/31	270	274,188
5.50%, 03/15/53	110	98,287
5.55%, 05/01/35	185	185,085
5.75%, 03/01/28	60	61,154
5.75%, 12/01/28	20	20,510
5.75%, 04/15/54	270	249,724
5.88%, 03/01/33	195	200,776
5.95%, 03/15/34	255	263,433
6.00%, 05/01/55	115	110,251
ICON Investments Six DAC
5.85%, 05/08/29	925	941,702
6.00%, 05/08/34	500	510,313
IQVIA, Inc.
5.70%, 05/15/28	205	208,774
6.25%, 02/01/29	2,150	2,225,328
Laboratory Corp. of America Holdings
2.70%, 06/01/31	595	541,586
2.95%, 12/01/29	252	238,669
4.55%, 04/01/32	65	64,047
4.70%, 02/01/45	329	291,814
4.80%, 10/01/34	115	112,389
Quest Diagnostics, Inc.
2.80%, 06/30/31	800	732,270
2.95%, 06/30/30	736	689,851
4.20%, 06/30/29	496	491,233
4.70%, 03/30/45	300	266,371
5.00%, 12/15/34	190	189,014
5.00%, 06/30/36	175	171,839
6.40%, 11/30/33	130	141,119
UnitedHealth Group, Inc.
2.75%, 05/15/40	85	62,813
2.90%, 05/15/50	140	89,394
3.13%, 05/15/60	197	119,356
3.25%, 05/15/51	360	241,589
3.50%, 08/15/39	225	184,767
3.70%, 08/15/49	341	249,905
3.75%, 10/15/47	230	173,149
3.88%, 08/15/59	288	205,325
3.95%, 10/15/42	40	32,787
4.20%, 01/15/47	234	189,153
4.25%, 03/15/43	150	126,994
4.25%, 04/15/47	227	184,530
4.25%, 06/15/48	360	290,746
4.38%, 03/15/42	165	143,467
4.45%, 12/15/48	244	202,407
4.50%, 04/15/33	25	24,440
4.63%, 07/15/35	366	355,603
4.63%, 11/15/41	161	144,794
4.75%, 07/15/45	237	210,274
4.75%, 05/15/52	255	218,945
4.95%, 05/15/62	235	200,504
5.00%, 04/15/34	705	706,175

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
5.20%, 04/15/63	$330	$293,532
5.38%, 04/15/54	255	238,960
5.50%, 04/15/64	205	191,855
5.63%, 07/15/54	565	547,914
5.70%, 10/15/40	30	30,572
5.80%, 03/15/36	265	278,919
5.88%, 02/15/53	190	190,771
5.95%, 02/15/41	135	140,049
6.05%, 02/15/63	180	182,490
6.50%, 06/15/37	150	165,426
6.63%, 11/15/37	185	205,803
6.88%, 02/15/38	195	221,777
		32,850,189
Holding Companies - Diversified — 0.1%
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31(c)	295	303,600
6.38%, 07/01/34	855	876,185
6.75%, 07/15/35	1,405	1,465,586
North Haven Private Income Fund LLC, 5.75%, 02/01/30	835	819,610
		3,464,981
Home Builders — 0.0%
PulteGroup, Inc.
6.00%, 02/15/35	100	104,482
6.38%, 05/15/33	115	123,296
7.88%, 06/15/32	25	28,808
Sekisui House U.S., Inc.
2.50%, 01/15/31	95	83,698
3.97%, 08/06/61	125	82,351
6.00%, 01/15/43	155	141,813
		564,448
Home Furnishings — 0.0%
Leggett & Platt, Inc.
3.50%, 11/15/27	107	104,784
3.50%, 11/15/51	180	111,641
4.40%, 03/15/29	270	263,306
		479,731
Household Products & Wares — 0.3%
Avery Dennison Corp.
2.25%, 02/15/32	365	318,181
2.65%, 04/30/30	145	133,927
5.75%, 03/15/33	345	357,894
Church & Dwight Co., Inc.
2.30%, 12/15/31	1,065	940,944
3.95%, 08/01/47	45	35,327
5.00%, 06/15/52	665	606,972
5.60%, 11/15/32	100	104,724
Clorox Co.(The)
1.80%, 05/15/30	1,955	1,754,415
3.10%, 10/01/27	986	969,823
3.90%, 05/15/28	574	568,651
4.40%, 05/01/29	1,095	1,089,507
4.60%, 05/01/32	595	586,252
4.70%, 05/15/31	125	124,308
4.95%, 05/15/33	125	124,455
5.25%, 05/15/36	125	125,022
Kimberly-Clark Corp.
2.00%, 11/02/31(c)	115	101,496
2.88%, 02/07/50	210	136,471
3.10%, 03/26/30	943	898,183
Security	Par (000)	Value
Household Products & Wares (continued)
3.20%, 04/25/29	$605	$586,246
3.20%, 07/30/46	270	190,660
3.90%, 05/04/47	235	183,556
3.95%, 11/01/28	375	372,239
4.50%, 02/16/33	165	164,276
5.30%, 03/01/41	155	156,302
6.63%, 08/01/37	1,425	1,625,113
		12,254,944
Insurance — 0.9%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	157	182,958
Aegon Ltd., 5.50%, 04/11/48, (6-mo. SOFR US + 3.97%)(a)	1,995	1,998,603
Aflac, Inc.
3.60%, 04/01/30	274	264,968
4.00%, 10/15/46	30	23,618
4.75%, 01/15/49	72	62,545
Allstate Corp.(The)
5.35%, 06/01/33	28	28,699
5.55%, 05/09/35	85	87,778
6.50%, 05/15/67, (3-mo. SOFR US + 2.38%)(a)	245	249,988
American International Group, Inc.
4.50%, 07/16/44	215	186,537
4.75%, 04/01/48	371	326,330
Aon Corp.
3.75%, 05/02/29	15	14,687
4.50%, 12/15/28	114	113,961
6.25%, 09/30/40	175	187,861
Aon Global Ltd., 4.75%, 05/15/45	162	142,409
Aon North America, Inc., 5.75%, 03/01/54	125	122,355
Arch Capital Finance LLC, 5.03%, 12/15/46	161	147,334
Arch Capital Group Ltd.
3.64%, 06/30/50	135	98,827
7.35%, 05/01/34	25	28,402
Arch Capital Group U.S., Inc., 5.14%, 11/01/43	105	98,656
Assurant, Inc.
2.65%, 01/15/32	1,450	1,275,829
3.70%, 02/22/30	1,234	1,183,870
4.90%, 03/27/28	294	294,833
5.55%, 02/15/36	770	766,563
AXA SA, 8.60%, 12/15/30	2,580	2,962,315
Brown & Brown, Inc., 4.50%, 03/15/29	65	64,644
Chubb INA Holdings LLC
3.05%, 12/15/61	100	61,102
4.15%, 03/13/43	15	12,733
4.35%, 11/03/45	150	128,931
6.00%, 05/11/37	30	31,976
6.70%, 05/15/36	125	139,954
Series 1, 6.50%, 05/15/38	15	16,739
CNO Financial Group, Inc.
5.25%, 05/30/29	416	418,763
6.45%, 06/15/34	210	219,062
Equitable Holdings, Inc.
4.35%, 04/20/28	620	617,445
5.00%, 04/20/48	160	140,065
6.70%, 03/28/55, (5-year CMT + 2.39%)(a)	75	77,120
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52	130	81,009
4.87%, 06/01/44	65	56,165
Hartford Insurance Group, Inc.
2.80%, 08/19/29	2,505	2,373,255
3.60%, 08/19/49	414	299,688

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.30%, 04/15/43	$195	$164,527
4.40%, 03/15/48	186	155,238
5.95%, 10/15/36	753	796,485
6.10%, 10/01/41	250	262,577
Manulife Financial Corp.
3.70%, 03/16/32	2,645	2,511,667
4.99%, 12/11/35	1,315	1,295,676
5.38%, 03/04/46	300	290,413
Markel Group, Inc.
3.35%, 09/17/29	125	120,308
4.15%, 09/17/50	85	64,678
5.00%, 05/20/49	75	65,507
6.00%, 05/16/54	45	44,940
Marsh & McLennan Companies, Inc.
4.20%, 03/01/48	230	184,689
4.35%, 01/30/47	272	224,637
4.38%, 03/15/29	292	291,555
4.55%, 11/08/27	65	65,257
4.65%, 03/15/30	125	125,175
4.75%, 03/15/39	100	94,214
4.85%, 11/15/31	125	125,903
4.90%, 03/15/49	357	317,180
4.95%, 03/15/36	50	49,250
5.00%, 03/15/35	380	376,998
5.35%, 11/15/44	75	72,052
5.40%, 03/15/55	430	408,439
5.45%, 03/15/53	35	33,278
5.45%, 03/15/54	55	52,478
5.70%, 09/15/53	15	14,832
5.88%, 08/01/33	420	448,047
MetLife, Inc.
4.05%, 03/01/45	293	240,242
4.13%, 08/13/42	75	62,989
4.55%, 03/23/30	456	458,593
4.60%, 05/13/46	180	157,664
4.72%, 12/15/44	262	231,389
4.88%, 11/13/43	172	157,998
5.25%, 01/15/54(c)	65	61,145
5.30%, 12/15/34	330	337,842
5.38%, 07/15/33	185	191,555
5.70%, 06/15/35	125	130,784
5.85%, 03/15/56, (5-year CMT + 1.82%)(a)	10	9,890
5.88%, 02/06/41	155	160,485
6.38%, 06/15/34	20	21,769
6.40%, 12/15/66	507	519,455
6.50%, 12/15/32	40	43,854
10.75%, 08/01/69	290	374,251
Series G, 6.35%, 03/15/55, (5-year CMT + 2.08%)(a)	125	128,284
Pinnacle Financial Partners, Inc., 5.30%, 01/15/37	1,200	1,200,538
Principal Financial Group, Inc.
3.70%, 05/15/29	172	168,100
4.30%, 11/15/46	219	179,748
4.35%, 05/15/43	151	127,613
4.63%, 09/15/42	179	157,394
6.05%, 10/15/36	104	111,043
Progressive Corp.(The)
3.00%, 03/15/32	1,070	979,081
3.20%, 03/26/30	885	845,772
3.70%, 01/26/45	194	149,334
3.70%, 03/15/52	5	3,669
Security	Par (000)	Value
Insurance (continued)
3.95%, 03/26/50	$150	$115,645
4.00%, 03/01/29	244	242,440
4.13%, 04/15/47	150	120,670
4.20%, 03/15/48	218	177,386
4.35%, 04/25/44	145	122,434
4.60%, 03/26/31	30	30,018
4.95%, 06/15/33	1,035	1,044,433
5.15%, 03/26/36	30	29,988
6.25%, 12/01/32	105	113,912
Prudential Financial, Inc.
2.10%, 03/10/30	95	87,476
3.00%, 03/10/40	5	3,817
3.70%, 10/01/50, (5-year CMT + 3.04%)(a)	185	169,969
3.70%, 03/13/51	530	386,045
3.88%, 03/27/28	89	88,367
3.91%, 12/07/47	160	122,191
3.94%, 12/07/49	280	212,958
4.35%, 02/25/50	265	215,161
4.42%, 03/27/48	273	224,083
4.50%, 09/15/47, (3-mo. SOFR US + 2.64%)(a)	250	245,281
4.60%, 05/15/44	212	184,365
5.13%, 03/01/52, (5-year CMT + 3.16%)(a)	190	185,980
5.20%, 03/14/35	700	703,895
5.70%, 12/14/36	215	223,197
5.70%, 09/15/48, (3-mo. SOFR US + 2.93%)(a)	155	154,998
5.75%, 07/15/33	155	164,325
6.00%, 09/01/52, (5-year CMT + 3.23%)(a)	140	142,693
6.50%, 03/15/54, (5-year CMT + 2.40%)(a)	95	97,797
6.63%, 12/01/37	125	138,770
6.63%, 06/21/40	177	195,402
6.75%, 03/01/53, (5-year CMT + 2.85%)(a)	110	116,009
Prudential Funding Asia PLC
3.13%, 04/14/30	220	209,081
3.63%, 03/24/32	330	310,544
Selective Insurance Group, Inc.
5.38%, 03/01/49	100	91,438
5.90%, 04/15/35	185	191,972
Stewart Information Services Corp., 3.60%, 11/15/31	515	460,256
Travelers Companies, Inc.(The)
2.55%, 04/27/50	115	68,699
3.75%, 05/15/46	163	126,103
4.00%, 05/30/47	192	152,621
4.05%, 03/07/48	185	147,872
4.10%, 03/04/49	130	103,882
4.30%, 08/25/45	200	167,387
4.60%, 08/01/43	127	113,072
5.35%, 11/01/40	335	332,822
6.25%, 06/15/37	397	433,263
6.75%, 06/20/36	189	213,410
Travelers Property Casualty Corp., 6.38%, 03/15/33	235	259,632
Unum Group
4.00%, 06/15/29	45	44,214
4.13%, 06/15/51	40	30,000
4.50%, 12/15/49	80	64,490
5.75%, 08/15/42	105	104,003
Willis North America, Inc.
2.95%, 09/15/29	75	71,167
3.88%, 09/15/49	188	140,100
4.50%, 09/15/28	224	223,646

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.55%, 03/15/31	$175	$172,466
5.05%, 09/15/48	163	144,008
5.15%, 03/15/36	115	112,639
5.35%, 05/15/33	50	50,652
5.90%, 03/05/54	245	243,016
XL Group Ltd., 5.25%, 12/15/43	1,079	1,004,001
		43,301,219
Internet — 0.2%
Alibaba Group Holding Ltd.
2.70%, 02/09/41	10	7,478
3.15%, 02/09/51	60	41,051
3.25%, 02/09/61	515	333,609
4.20%, 12/06/47	10	8,331
4.40%, 12/06/57	5	4,142
5.63%, 11/26/54	10	10,099
Alphabet, Inc.
2.25%, 08/15/60	5	2,525
5.30%, 05/15/65	30	27,765
5.45%, 11/15/55	10	9,649
5.65%, 02/15/56	105	104,217
5.70%, 11/15/75	400	389,983
5.75%, 02/15/66	130	128,965
Amazon.com, Inc.
2.50%, 06/03/50	630	370,327
2.70%, 06/03/60	1,074	594,267
3.10%, 05/12/51	575	377,732
3.25%, 05/12/61	445	277,555
3.95%, 04/13/52	250	192,561
4.10%, 04/13/62	300	223,892
4.25%, 08/22/57	526	413,056
6.05%, 03/13/76	765	771,113
Baidu, Inc., 2.38%, 10/09/30	200	183,883
eBay, Inc.
3.65%, 05/10/51	455	331,341
4.00%, 07/15/42	242	194,401
4.25%, 03/06/29	25	24,767
5.13%, 11/06/35	50	49,316
JD.com, Inc., 4.13%, 01/14/50	200	163,418
MercadoLibre, Inc.
3.13%, 01/14/31	295	270,562
4.90%, 01/15/33	105	102,312
Meta Platforms, Inc.
4.65%, 08/15/62	200	154,245
5.55%, 08/15/64	1,000	889,396
5.63%, 11/15/55	560	515,843
5.75%, 05/15/63	270	247,636
5.75%, 11/15/65	1,030	942,325
6.30%, 05/15/56	1,000	1,008,090
6.45%, 05/15/66	1,500	1,509,321
Uber Technologies, Inc.
4.80%, 09/15/35	135	131,427
5.35%, 09/15/54	125	116,426
VeriSign, Inc., 2.70%, 06/15/31	90	81,406
		11,204,432
Iron & Steel — 0.0%
Nucor Corp.
2.98%, 12/15/55	350	217,647
4.40%, 05/01/48	155	130,548
4.65%, 06/01/30	125	125,639
5.10%, 06/01/35	125	126,206
Security	Par (000)	Value
Iron & Steel (continued)
5.20%, 08/01/43	$167	$161,281
6.40%, 12/01/37	35	38,875
Steel Dynamics, Inc.
3.25%, 10/15/50	75	49,891
3.45%, 04/15/30	250	239,457
4.00%, 12/15/28	150	148,211
5.25%, 05/15/35	85	85,513
5.38%, 08/15/34	25	25,426
5.75%, 05/15/55	55	54,400
		1,403,094
Leisure Time — 0.0%
Harley-Davidson, Inc., 4.63%, 07/28/45	835	665,651
Lodging — 0.0%
Choice Hotels International, Inc.
3.70%, 12/01/29	100	95,954
3.70%, 01/15/31	197	185,688
5.85%, 08/01/34	210	212,683
Sands China Ltd.
2.85%, 03/08/29	410	389,707
3.25%, 08/08/31	330	303,099
4.38%, 06/18/30	65	63,509
5.40%, 08/08/28	70	70,831
		1,321,471
Machinery — 0.5%
AGCO Corp., 5.80%, 03/21/34	455	467,708
Caterpillar, Inc.
2.60%, 09/19/29	241	228,158
3.25%, 09/19/49	231	162,527
3.25%, 04/09/50	222	155,757
4.30%, 05/15/44	110	95,183
4.75%, 05/15/64	222	194,233
5.20%, 05/15/35	75	76,610
5.20%, 05/27/41	332	332,109
5.30%, 09/15/35	149	155,243
6.05%, 08/15/36	251	274,078
CNH Industrial Capital LLC
4.38%, 03/07/31	320	313,745
4.50%, 10/08/27	275	275,077
4.50%, 10/16/30	1,215	1,199,820
4.55%, 04/10/28	690	689,370
4.75%, 03/21/28	1,190	1,193,823
5.10%, 04/20/29	1,600	1,618,194
5.50%, 01/12/29	1,405	1,434,242
CNH Industrial NV, 3.85%, 11/15/27	1,447	1,434,472
Deere & Co.
3.10%, 04/15/30	160	152,501
3.75%, 04/15/50	220	168,816
5.38%, 10/16/29	120	124,166
5.45%, 01/16/35	50	51,883
5.70%, 01/19/55	290	297,604
7.13%, 03/03/31	145	160,637
Dover Corp., 5.38%, 03/01/41	30	29,879
Flowserve Corp., 3.50%, 10/01/30	150	141,605
IDEX Corp., 2.63%, 06/15/31	60	54,334
John Deere Capital Corp.
2.45%, 01/09/30	130	121,651
2.80%, 09/08/27	115	113,208
2.80%, 07/18/29	155	148,083
3.05%, 01/06/28	225	221,141
4.35%, 09/15/32	195	192,472

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
4.38%, 10/15/30	$50	$49,770
5.10%, 04/11/34	190	192,882
5.15%, 09/08/33	345	353,832
Series 1, 5.05%, 06/12/34	715	722,887
Series I, 3.90%, 03/09/29	150	148,405
Series I, 4.20%, 03/10/31	100	98,695
Series I, 4.55%, 06/05/30	50	50,184
Oshkosh Corp.
3.10%, 03/01/30	992	933,396
4.60%, 05/15/28	933	932,925
Otis Worldwide Corp., 3.36%, 02/15/50	35	24,209
Rockwell Automation, Inc.
2.80%, 08/15/61	25	14,171
3.50%, 03/01/29	364	356,173
4.20%, 03/01/49	152	123,743
Xylem, Inc./New York
1.95%, 01/30/28	1,758	1,690,911
2.25%, 01/30/31(c)	1,500	1,353,051
5.20%, 06/01/33	2,865	2,907,904
5.45%, 06/01/36	1,160	1,186,444
		23,417,911
Manufacturing — 0.2%
3M Co.
2.38%, 08/26/29	1,039	974,256
2.88%, 10/15/27	1,705	1,673,940
3.05%, 04/15/30	625	591,924
3.38%, 03/01/29	329	319,864
3.63%, 09/14/28	870	858,725
3.63%, 10/15/47	104	76,903
3.70%, 04/15/50	10	7,386
4.80%, 03/15/30	260	262,288
5.15%, 03/15/35	1,125	1,137,349
5.70%, 03/15/37	340	354,287
Eaton Corp.
3.92%, 09/15/47	80	63,576
4.00%, 11/02/32	105	101,435
4.15%, 03/15/33	70	67,962
4.15%, 11/02/42	125	107,763
4.70%, 08/23/52	105	93,545
Parker-Hannifin Corp.
3.25%, 06/14/29	295	285,007
4.00%, 06/14/49	183	145,437
4.10%, 03/01/47	96	78,225
4.20%, 11/21/34	155	148,443
4.45%, 11/21/44	173	151,363
6.25%, 05/15/38	45	49,276
Pentair Finance SARL
4.50%, 07/01/29	1,045	1,039,068
5.90%, 07/15/32	1,250	1,299,099
Textron, Inc.
3.00%, 06/01/30	71	66,737
3.38%, 03/01/28	45	44,139
3.90%, 09/17/29	117	114,192
		10,112,189
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41	505	352,271
3.85%, 04/01/61	480	278,207
3.95%, 06/30/62	490	287,272
Security	Par (000)	Value
Media (continued)
4.40%, 12/01/61	$1,060	$679,006
5.50%, 04/01/63	825	632,569
5.75%, 04/01/48	15	12,614
6.48%, 10/23/45	500	461,287
6.70%, 12/01/55	345	326,957
6.83%, 10/23/55	575	540,847
Comcast Corp.
2.45%, 08/15/52	262	136,844
2.65%, 08/15/62	280	138,571
2.80%, 01/15/51	183	105,417
2.89%, 11/01/51	452	264,055
2.94%, 11/01/56	897	502,982
2.99%, 11/01/63	919	492,674
3.40%, 07/15/46	175	120,657
3.45%, 02/01/50	365	241,609
3.75%, 04/01/40	310	251,852
3.90%, 03/01/38	215	184,998
3.97%, 11/01/47	403	298,935
4.00%, 08/15/47	224	166,785
4.00%, 03/01/48	388	287,003
4.00%, 11/01/49	451	328,980
4.05%, 11/01/52	419	301,681
4.60%, 10/15/38	415	379,369
4.60%, 08/15/45	186	155,774
4.65%, 07/15/42	264	228,622
4.70%, 10/15/48	215	177,002
4.75%, 03/01/44	334	288,995
4.80%, 05/15/33	50	49,676
4.95%, 10/15/58	290	237,552
5.50%, 05/15/64	190	168,054
5.65%, 06/15/35	93	96,126
6.45%, 03/15/37	260	282,219
6.50%, 11/15/35	313	342,151
6.55%, 07/01/39	95	102,854
6.95%, 08/15/37	200	224,379
FactSet Research Systems, Inc., 3.45%, 03/01/32(c)	360	326,358
Fox Corp.
5.48%, 01/25/39	350	344,028
5.58%, 01/25/49	439	413,638
NBCUniversal Media LLC
4.45%, 01/15/43	445	371,718
6.40%, 04/30/40	130	138,916
Time Warner Cable LLC, 6.75%, 06/15/39	5	4,956
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	265	181,897
3.70%, 12/01/42	100	79,405
4.38%, 08/16/41	170	150,599
Series E, 4.13%, 12/01/41	140	120,014
Walt Disney Co.(The)
3.60%, 01/13/51	680	497,649
3.80%, 05/13/60	730	527,762
4.70%, 03/23/50	291	256,179
6.15%, 03/01/37(c)	135	146,812
6.15%, 02/15/41	49	52,540
7.75%, 12/01/45	45	56,011
		13,795,328

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Metal Fabricate & Hardware — 0.0%
Valmont Industries, Inc.
5.00%, 10/01/44	$209	$189,651
5.25%, 10/01/54	130	120,010
		309,661
Mining — 0.0%
BHP Billiton Finance USA Ltd., 5.50%, 09/08/53	5	4,918
Newmont Corp.
2.60%, 07/15/32	40	36,095
4.88%, 03/15/42	237	222,971
5.45%, 06/09/44	240	233,223
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	30	18,424
5.20%, 11/02/40	320	314,878
Rio Tinto Finance USA PLC
4.75%, 03/22/42	135	124,421
5.00%, 03/09/33	115	116,352
5.13%, 03/09/53	235	217,461
5.75%, 03/14/55	45	45,466
Southern Copper Corp., 5.25%, 11/08/42	35	33,288
Yamana Gold, Inc., 2.63%, 08/15/31	80	71,301
		1,438,798
Oil & Gas — 0.7%
Antero Resources Corp., 5.40%, 02/01/36	10	9,882
APA Corp., 6.75%, 02/15/55	5	5,253
BP Capital Markets America, Inc.
2.77%, 11/10/50	392	242,071
2.94%, 06/04/51	400	254,271
3.00%, 02/24/50	435	284,181
3.00%, 03/17/52	255	162,954
3.38%, 02/08/61	690	447,320
Burlington Resources LLC
5.95%, 10/15/36	145	154,884
7.20%, 08/15/31	192	213,389
ConocoPhillips, 5.90%, 05/15/38	420	444,953
ConocoPhillips Co.
4.03%, 03/15/62	455	332,684
4.30%, 11/15/44	254	214,352
4.85%, 01/15/32	170	171,720
5.05%, 09/15/33	80	81,179
5.30%, 05/15/53	25	23,356
5.50%, 01/15/55	250	240,110
5.55%, 03/15/54	195	188,935
5.65%, 01/15/65	250	241,538
5.70%, 09/15/63	150	145,951
5.90%, 10/15/32	237	253,724
5.95%, 03/15/46	125	128,116
6.50%, 02/01/39	295	326,600
6.95%, 04/15/29	245	261,769
Devon Energy Corp.
4.75%, 05/15/42	144	128,834
5.00%, 06/15/45	162	145,586
5.60%, 07/15/41	290	286,673
5.75%, 09/15/54	20	19,319
7.88%, 09/30/31	45	51,561
7.95%, 04/15/32	55	63,226
Diamondback Energy, Inc.
3.50%, 12/01/29	448	434,518
5.40%, 04/18/34	220	224,965
5.55%, 04/01/35	70	72,160
5.75%, 04/18/54	60	58,973
Security	Par (000)	Value
Oil & Gas (continued)
5.90%, 04/18/64	$355	$351,781
6.25%, 03/15/53	150	155,827
Eni USA, Inc., 7.30%, 11/15/27	310	322,140
EOG Resources, Inc.
3.90%, 04/01/35	155	142,895
4.38%, 04/15/30	65	64,655
4.95%, 04/15/50	227	202,987
EQT Corp.
3.90%, 10/01/27	45	44,698
5.00%, 01/15/29	155	156,224
5.75%, 02/01/34	330	340,842
7.00%, 02/01/30	345	367,840
Equinor ASA
2.38%, 05/22/30	305	281,969
3.13%, 04/06/30	380	362,803
3.25%, 11/18/49	165	114,726
3.63%, 09/10/28	594	587,061
3.70%, 04/06/50	405	304,656
3.95%, 05/15/43	112	92,688
4.25%, 06/02/28	85	85,098
4.25%, 11/23/41	192	167,411
4.50%, 09/03/30	25	24,995
4.75%, 11/14/35	25	24,559
4.80%, 11/08/43	150	138,359
5.10%, 08/17/40	300	293,923
5.13%, 06/03/35	475	482,938
7.25%, 09/23/27	990	1,029,485
Hess Corp.
5.60%, 02/15/41	254	259,584
6.00%, 01/15/40	130	137,497
7.13%, 03/15/33	540	612,326
7.30%, 08/15/31	483	541,850
7.88%, 10/01/29	260	287,584
Marathon Petroleum Corp.
3.80%, 04/01/28	5	4,938
4.75%, 09/15/44	11	9,585
5.00%, 09/15/54(c)	136	116,132
6.50%, 03/01/41	208	223,622
Occidental Petroleum Corp.
4.40%, 04/15/46	240	197,969
6.05%, 10/01/54	110	111,237
6.20%, 03/15/40	195	204,731
6.45%, 09/15/36	365	396,666
6.60%, 03/15/46	275	294,577
6.63%, 09/01/30	37	39,453
7.50%, 05/01/31	175	195,028
7.88%, 09/15/31	120	136,432
7.95%, 06/15/39	95	113,929
Ovintiv, Inc.
6.25%, 07/15/33	295	312,816
6.50%, 08/15/34	330	354,853
6.50%, 02/01/38	197	208,958
6.63%, 08/15/37	140	150,134
7.10%, 07/15/53	10	11,095
7.20%, 11/01/31	405	445,643
7.38%, 11/01/31	787	873,947
8.13%, 09/15/30	190	212,765
Phillips 66
3.30%, 03/15/52	160	105,149
4.88%, 11/15/44	475	421,835
5.88%, 05/01/42	147	148,044

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Phillips 66 Co.
3.90%, 03/15/28	$40	$39,635
4.65%, 11/15/34	254	246,760
4.95%, 03/15/35	135	134,001
5.30%, 06/30/33	395	401,943
5.50%, 03/15/55	175	162,647
5.65%, 06/15/54	160	151,318
Shell Finance U.S., Inc.
3.00%, 11/26/51(b)	575	372,796
3.25%, 04/06/50	130	90,138
6.38%, 12/15/38(b)	450	494,210
Shell International Finance BV
4.13%, 05/11/35(c)	5	4,916
6.38%, 12/15/38(c)	5	5,506
TotalEnergies Capital International SA
2.83%, 01/10/30	165	156,208
2.99%, 06/29/41	65	48,693
3.13%, 05/29/50	538	361,842
3.39%, 06/29/60	540	352,343
3.46%, 02/19/29	75	73,471
3.46%, 07/12/49	295	211,233
TotalEnergies Capital SA
3.88%, 10/11/28	135	134,062
5.15%, 04/05/34	220	224,123
5.28%, 09/10/54	15	14,129
5.43%, 09/10/64	160	150,699
5.49%, 04/05/54	320	310,298
5.64%, 04/05/64	405	392,981
Valero Energy Corp.
3.65%, 12/01/51	415	289,215
4.00%, 04/01/29	105	103,349
4.90%, 03/15/45	101	89,119
6.63%, 06/15/37	445	490,698
7.50%, 04/15/32	276	313,908
Woodside Finance Ltd.
5.10%, 09/12/34	1,345	1,332,632
5.70%, 05/19/32	375	387,999
5.70%, 09/12/54	170	162,763
6.00%, 05/19/35	4,235	4,424,573
		31,712,154
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	446	430,032
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.14%, 11/07/29	647	620,052
3.34%, 12/15/27	2,406	2,372,929
5.85%, 06/15/56	415	413,990
NOV, Inc.
3.60%, 12/01/29	531	513,984
3.95%, 12/01/42	175	140,528
		4,491,515
Packaging & Containers — 0.0%
Amcor Finance USA, Inc.
4.50%, 05/15/28	351	350,874
5.63%, 05/26/33	300	309,070
Amcor Flexibles North America, Inc.
2.63%, 06/19/30	195	179,564
2.69%, 05/25/31	40	36,243
5.13%, 03/12/36	25	24,499
Berry Global, Inc., 5.65%, 01/15/34	370	378,096
Security	Par (000)	Value
Packaging & Containers (continued)
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34	$400	$406,036
Sonoco Products Co., 5.75%, 11/01/40	55	55,255
WestRock MWV LLC, 8.20%, 01/15/30	5	5,569
WRKCo, Inc.
3.00%, 06/15/33	190	167,386
4.20%, 06/01/32	70	67,179
		1,979,771
Pharmaceuticals — 1.0%
AbbVie, Inc.
4.05%, 11/21/39	753	663,828
4.25%, 11/21/49	964	788,109
4.30%, 05/14/36	638	603,522
4.40%, 11/06/42	517	455,475
4.45%, 05/14/46	335	287,769
4.50%, 05/14/35	835	806,303
4.63%, 10/01/42	242	218,576
4.70%, 05/14/45	373	333,177
4.75%, 03/15/36	270	264,825
4.88%, 11/14/48	443	398,305
5.40%, 03/15/54	445	427,401
5.50%, 03/15/64	380	365,784
5.55%, 03/15/56	125	122,863
5.60%, 03/15/55	335	331,070
5.65%, 03/15/66	360	354,077
Astrazeneca Finance LLC
4.88%, 03/03/28	55	55,643
4.88%, 03/03/33	280	284,043
4.90%, 03/03/30	105	106,715
5.00%, 02/26/34	145	146,835
AstraZeneca PLC
4.00%, 01/17/29	159	157,972
4.00%, 09/18/42	339	287,699
4.38%, 11/16/45	110	95,806
4.38%, 08/17/48	109	93,660
6.45%, 09/15/37	830	926,627
Bristol-Myers Squibb Co.
2.55%, 11/13/50	180	105,845
3.25%, 08/01/42	273	206,633
3.70%, 03/15/52	350	255,203
3.90%, 03/15/62	495	354,223
4.25%, 10/26/49	593	480,875
4.35%, 11/15/47	463	385,731
4.50%, 03/01/44	120	104,640
4.55%, 02/20/48	315	269,612
5.00%, 08/15/45	305	282,915
5.55%, 02/22/54	745	725,461
5.65%, 02/22/64(c)	40	39,351
6.25%, 11/15/53	65	69,120
6.40%, 11/15/63	60	65,660
Cardinal Health, Inc.
3.41%, 06/15/27	160	158,519
4.37%, 06/15/47	222	181,980
4.50%, 09/15/30	100	99,129
4.50%, 11/15/44	71	59,772
4.60%, 03/15/43	105	90,944
4.90%, 09/15/45	80	70,828
5.00%, 11/15/29	270	273,187
5.13%, 02/15/29	245	248,617
5.15%, 09/15/35	305	303,518
5.35%, 11/15/34	870	879,714
5.45%, 02/15/34	285	291,106

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
5.75%, 11/15/54	$70	$68,864
Cencora, Inc.
3.45%, 12/15/27	15	14,795
3.95%, 02/13/29	150	147,791
4.25%, 11/15/30	55	53,999
4.25%, 03/01/45	267	221,254
4.30%, 12/15/47	334	275,202
4.60%, 02/13/33	85	83,369
4.90%, 02/13/36	270	263,371
5.13%, 02/15/34	540	541,881
5.65%, 02/13/56	115	112,526
CVS Health Corp.
4.25%, 04/01/50	378	292,967
5.05%, 03/25/48	996	874,144
5.13%, 07/20/45	550	493,888
5.63%, 02/21/53	430	402,064
5.88%, 06/01/53	125	120,872
6.00%, 06/01/63	350	339,705
Eli Lilly & Co.
2.50%, 09/15/60	605	326,276
3.38%, 03/15/29	40	39,104
3.70%, 03/01/45	185	145,408
3.95%, 03/15/49	210	166,581
4.15%, 05/20/29	70	69,895
4.15%, 03/15/59	480	373,999
4.38%, 05/20/31	125	124,397
4.70%, 02/27/33	105	105,628
4.85%, 05/20/36	75	74,450
4.88%, 02/27/53	120	108,670
4.95%, 02/27/63	155	137,898
5.00%, 02/09/54	70	64,365
5.05%, 08/14/54	195	180,408
5.10%, 02/09/64	245	222,976
5.20%, 08/14/64	185	171,090
5.50%, 02/12/55	105	104,022
5.55%, 03/15/37	245	257,937
5.60%, 02/12/65	95	93,048
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	5	4,869
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	90	89,494
4.20%, 03/18/43	120	103,637
4.88%, 04/15/35	125	124,299
6.38%, 05/15/38	476	525,838
McKesson Corp.
4.25%, 09/15/29	75	74,519
4.65%, 05/30/30	50	50,134
4.95%, 05/30/32	50	50,602
5.10%, 07/15/33	535	543,692
5.25%, 05/30/35	50	50,921
Mead Johnson Nutrition Co., 4.60%, 06/01/44	207	179,935
Merck & Co., Inc.
2.45%, 06/24/50	125	72,967
2.75%, 12/10/51	530	324,077
2.90%, 12/10/61	700	404,737
3.60%, 09/15/42	180	143,513
3.70%, 02/10/45	455	356,431
3.90%, 03/07/39	145	127,794
4.00%, 03/07/49	456	360,791
4.15%, 05/18/43	385	326,552
4.50%, 05/17/33	320	317,571
5.00%, 05/17/53	55	49,847
Security	Par (000)	Value
Pharmaceuticals (continued)
5.15%, 05/17/63	$285	$258,252
6.50%, 12/01/33	50	55,428
6.55%, 09/15/37	30	33,658
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	212	224,251
Novartis Capital Corp.
2.75%, 08/14/50	430	272,062
3.70%, 09/21/42	105	85,885
4.00%, 11/20/45	140	115,667
4.10%, 03/16/29	245	243,619
4.20%, 09/18/34	1,455	1,401,813
4.30%, 11/05/32	255	250,011
4.40%, 03/18/31	280	278,652
4.40%, 05/06/44	10	8,792
4.60%, 03/18/33	435	431,901
4.60%, 11/05/35	1,305	1,277,035
4.70%, 09/18/54	620	546,624
4.90%, 03/18/36	430	428,117
5.20%, 11/05/45	90	86,566
5.30%, 11/05/55	135	130,252
5.60%, 03/18/46	235	237,541
5.70%, 03/18/56	150	152,279
Pfizer Investment Enterprises Pte. Ltd.
5.30%, 05/19/53	705	661,387
5.34%, 05/19/63	980	903,423
Pfizer, Inc.
2.70%, 05/28/50	245	151,639
4.00%, 12/15/36	55	50,641
4.00%, 03/15/49	250	197,452
4.10%, 09/15/38	195	176,580
4.13%, 12/15/46	135	110,957
4.20%, 09/15/48	370	302,428
7.20%, 03/15/39	205	239,681
Takeda Pharmaceutical Co. Ltd.
3.18%, 07/09/50	460	304,699
3.38%, 07/09/60	335	212,574
5.00%, 11/26/28	45	45,472
5.65%, 07/05/54	5	4,850
5.80%, 07/05/64	265	258,301
Zoetis, Inc.
2.00%, 05/15/30	760	687,349
3.00%, 09/12/27	2,335	2,297,982
3.00%, 05/15/50	1,175	757,505
3.90%, 08/20/28	126	124,455
3.95%, 09/12/47	470	366,322
4.45%, 08/20/48	1,160	965,645
4.70%, 02/01/43	5,020	4,477,162
5.00%, 08/17/35(c)	150	148,309
5.60%, 11/16/32	1,040	1,082,673
		46,979,622
Pipelines — 1.6%
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39	9,420	7,959,439
3.70%, 11/15/29	1,692	1,642,986
5.13%, 06/30/27	507	509,181
Cheniere Energy Partners LP
3.25%, 01/31/32	275	252,427
4.00%, 03/01/31	335	322,970
5.35%, 11/30/36(b)	80	80,001
5.55%, 10/30/35	25	25,485
5.95%, 06/30/33	206	215,854
6.05%, 11/30/56(b)	35	35,367

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Cheniere Energy, Inc.
4.63%, 10/15/28	$13,215	$13,198,829
5.20%, 07/30/36(b)	140	138,097
5.65%, 04/15/34	4,665	4,803,224
6.00%, 07/30/56(b)	70	69,897
Columbia Pipeline Group, Inc., 5.80%, 06/01/45	115	113,825
Enbridge Energy Partners LP
7.38%, 10/15/45	105	121,770
Series B, 7.50%, 04/15/38	285	331,086
Enbridge, Inc.
2.50%, 08/01/33	895	765,173
3.13%, 11/15/29	20	19,070
3.40%, 08/01/51	245	166,957
3.70%, 07/15/27	104	103,275
4.00%, 11/15/49	195	148,813
4.20%, 11/20/28	150	149,001
4.50%, 02/15/31	150	148,299
4.50%, 06/10/44	135	114,697
4.60%, 06/20/28	75	75,201
4.85%, 03/27/31	250	250,910
4.90%, 06/20/30	125	125,887
5.20%, 11/20/35	150	150,025
5.30%, 04/05/29	55	56,063
5.45%, 03/27/36	250	253,574
5.50%, 12/01/46	120	115,392
5.55%, 06/20/35	190	194,552
5.63%, 04/05/34	210	217,268
5.70%, 03/08/33	495	514,447
5.95%, 04/05/54	70	70,492
6.00%, 11/15/28	130	134,436
6.70%, 11/15/53	120	132,241
7.20%, 06/27/54, (5-year CMT + 2.97%)(a)	30	32,042
7.38%, 03/15/55, (5-year CMT + 3.12%)(a)	60	63,440
Energy Transfer LP
5.95%, 05/15/54	15	14,477
6.05%, 09/01/54	40	38,973
6.20%, 04/01/55	15	14,905
Enterprise Products Operating LLC
2.80%, 01/31/30	55	51,843
3.13%, 07/31/29	150	144,335
3.70%, 01/31/51	20	14,684
3.95%, 01/31/60	191	140,171
4.20%, 01/31/50	156	125,927
4.25%, 02/15/48	15	12,285
4.45%, 02/15/43	133	116,147
4.80%, 02/01/49	226	199,234
4.85%, 08/15/42	142	130,640
4.85%, 03/15/44	95	86,825
4.90%, 05/15/46	228	206,002
4.95%, 10/15/54	229	202,536
5.10%, 02/15/45	269	252,065
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.83%)(a)	310	309,042
5.70%, 02/15/42	118	119,651
5.95%, 02/01/41	158	165,340
6.13%, 10/15/39	130	138,672
6.45%, 09/01/40	119	130,508
7.55%, 04/15/38	94	111,519
Series D, 6.88%, 03/01/33	105	117,219
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.29%)(a)	95	94,786
Security	Par (000)	Value
Pipelines (continued)
Series H, 6.65%, 10/15/34	$15	$16,617
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	53	46,538
5.00%, 08/15/42	155	141,027
5.00%, 03/01/43	170	154,472
5.40%, 09/01/44	169	159,659
5.50%, 03/01/44	211	201,907
5.63%, 09/01/41	110	108,457
5.80%, 03/15/35	305	317,522
6.38%, 03/01/41	144	152,504
6.50%, 02/01/37	127	137,654
6.50%, 09/01/39	198	213,752
6.55%, 09/15/40	139	149,293
6.95%, 01/15/38	245	275,324
7.30%, 08/15/33	352	399,479
7.40%, 03/15/31	55	61,093
7.50%, 11/15/40	121	141,483
7.75%, 03/15/32	135	154,358
Kinder Morgan, Inc.
2.00%, 02/15/31	300	266,229
3.25%, 08/01/50	187	124,140
3.60%, 02/15/51	145	102,226
4.30%, 03/01/28	512	511,895
4.80%, 02/01/33	635	629,932
5.00%, 02/01/29	775	785,019
5.05%, 02/15/46	275	248,505
5.10%, 08/01/29	105	106,625
5.15%, 06/01/30	1,060	1,082,547
5.20%, 06/01/33	740	753,061
5.20%, 03/01/48	284	259,546
5.30%, 12/01/34	735	744,055
5.40%, 02/01/34	410	419,721
5.45%, 08/01/52	50	46,942
5.55%, 06/01/45	326	314,644
5.85%, 06/01/35	1,050	1,101,422
5.95%, 08/01/54	190	190,771
7.75%, 01/15/32	247	282,572
7.80%, 08/01/31	135	153,622
MPLX LP
4.00%, 03/15/28	110	109,145
4.25%, 12/01/27	45	44,876
4.50%, 04/15/38	396	359,887
4.70%, 04/15/48	383	318,859
4.80%, 02/15/29	98	98,516
4.90%, 04/15/58	257	210,145
4.95%, 03/14/52	130	110,133
5.20%, 03/01/47	252	226,889
5.50%, 02/15/49	291	267,530
ONEOK Partners LP
6.13%, 02/01/41	166	169,677
6.20%, 09/15/43	146	148,481
6.65%, 10/01/36	275	299,263
6.85%, 10/15/37	230	252,151
ONEOK, Inc.
3.10%, 03/15/30	315	297,580
3.25%, 06/01/30	190	179,557
3.40%, 09/01/29	120	115,311
3.95%, 03/01/50	165	119,249
4.00%, 07/13/27	464	462,263
4.20%, 10/03/47	125	96,270
4.35%, 03/15/29	175	173,773

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
4.45%, 09/01/49	$210	$169,685
4.50%, 03/15/50	158	123,694
4.55%, 07/15/28	698	698,312
4.75%, 10/15/31	185	183,748
4.85%, 02/01/49	164	137,573
4.95%, 10/15/32	125	124,603
4.95%, 07/13/47	152	130,643
5.05%, 11/01/34	780	767,046
5.20%, 07/15/48	330	293,030
5.38%, 06/01/29	455	462,752
5.40%, 10/15/35	125	125,444
5.65%, 09/01/34	780	798,470
5.70%, 11/01/54	305	284,388
5.80%, 11/01/30	120	124,457
5.85%, 11/01/64	75	70,394
6.00%, 06/15/35	140	145,565
6.05%, 09/01/33	285	299,582
6.10%, 11/15/32	220	232,297
6.25%, 10/15/55	350	351,361
6.35%, 01/15/31	235	248,689
6.63%, 09/01/53	65	68,287
7.15%, 01/15/51	5	5,510
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	377	375,482
4.50%, 05/15/30	396	393,576
5.90%, 09/15/37	52	54,151
Spectra Energy Partners LP
4.50%, 03/15/45	249	211,506
5.95%, 09/25/43	302	304,046
Targa Resources Corp.
4.20%, 02/01/33	550	523,257
4.35%, 01/15/29	150	149,370
4.35%, 04/15/31	100	97,967
4.90%, 09/15/30	200	201,260
4.95%, 04/15/52	215	184,799
5.40%, 07/30/36	160	160,110
5.50%, 02/15/35	175	177,797
5.55%, 08/15/35	280	284,129
5.65%, 02/15/36	190	194,153
6.05%, 05/15/56	115	114,201
6.13%, 03/15/33	85	89,948
6.13%, 05/15/55	160	160,617
6.50%, 03/30/34	355	385,029
6.50%, 02/15/53	255	268,172
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	665	632,994
4.88%, 02/01/31	580	579,671
5.50%, 03/01/30	335	339,128
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	25	26,369
7.63%, 04/01/37	120	140,529
Texas Eastern Transmission LP, 7.00%, 07/15/32	352	389,033
TransCanada PipeLines Ltd.
4.10%, 04/15/30	229	224,262
4.25%, 05/15/28	165	164,300
4.63%, 03/01/34	310	300,398
4.88%, 05/15/48	75	66,554
5.10%, 03/15/49	129	120,685
5.60%, 03/31/34	95	97,402
5.85%, 03/15/36	120	125,271
Security	Par (000)	Value
Pipelines (continued)
6.10%, 06/01/40	$105	$109,905
6.20%, 10/15/37	319	338,960
7.00%, 06/01/65, (5-year CMT + 2.61%)(a)	20	20,589
7.25%, 08/15/38	209	239,768
7.63%, 01/15/39	220	260,326
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50	15	11,437
4.00%, 03/15/28	40	39,674
4.45%, 08/01/42	130	113,019
4.60%, 03/15/48	322	272,854
5.40%, 08/15/41	93	89,975
Valero Energy Partners LP, 4.50%, 03/15/28	200	200,000
Western Midstream Operating LP
4.05%, 02/01/30	390	378,857
4.50%, 03/01/28	135	134,826
4.80%, 03/01/31	125	124,168
5.25%, 02/01/50	260	227,082
5.30%, 03/01/48	10	8,713
5.45%, 11/15/34	215	215,237
5.45%, 04/01/44	115	105,102
5.50%, 12/15/35	75	74,706
5.50%, 08/15/48	160	141,751
6.15%, 04/01/33	705	741,603
Williams Companies, Inc.(The)
2.60%, 03/15/31	1,005	911,360
3.50%, 11/15/30	500	475,517
3.75%, 06/15/27	202	201,010
4.63%, 06/30/30	200	199,862
4.65%, 08/15/32	15	14,830
4.80%, 11/15/29	10	10,075
4.85%, 03/01/48	245	212,628
4.90%, 01/15/45	172	152,346
5.10%, 09/15/45	311	284,942
5.15%, 03/15/34	395	395,726
5.15%, 03/15/36	1,330	1,313,506
5.30%, 09/30/35	695	696,000
5.30%, 08/15/52	20	18,284
5.40%, 03/04/44	188	177,843
5.60%, 03/15/35	195	199,663
5.65%, 03/15/33	200	206,866
5.75%, 06/24/44	70	69,095
5.80%, 11/15/43	71	70,254
5.80%, 11/15/54	115	112,354
5.95%, 03/15/56	315	313,314
6.00%, 03/15/55	70	70,107
6.30%, 04/15/40	305	324,000
8.75%, 03/15/32	148	176,033
Series A, 7.50%, 01/15/31	62	69,049
		75,678,559
Private Equity — 0.0%
Brookfield Finance, Inc., 5.81%, 03/03/55	75	73,112
Real Estate — 0.1%
CBRE Services, Inc.
2.50%, 04/01/31	1,300	1,170,373
4.80%, 06/15/30	100	100,275
4.90%, 01/15/33	125	123,324
5.25%, 06/01/36	175	172,309
5.50%, 04/01/29	170	174,101
5.50%, 06/15/35	355	359,425
5.95%, 08/15/34	445	463,953

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate (continued)
Jones Lang LaSalle, Inc., 6.88%, 12/01/28	$30	$31,496
		2,595,256
Real Estate Investment Trusts — 1.1%
American Tower Corp.
1.88%, 10/15/30	205	182,186
2.10%, 06/15/30	415	375,647
2.30%, 09/15/31	160	141,476
2.70%, 04/15/31	490	445,997
2.90%, 01/15/30	340	319,918
2.95%, 01/15/51	675	424,076
3.10%, 06/15/50	125	81,426
3.55%, 07/15/27	475	471,139
3.60%, 01/15/28	610	601,787
3.70%, 10/15/49	342	250,153
3.80%, 08/15/29	535	522,823
3.95%, 03/15/29	101	99,376
4.05%, 03/15/32	30	28,826
4.70%, 12/15/32	90	88,763
4.90%, 03/15/30	195	196,745
5.00%, 01/31/30	25	25,293
5.20%, 02/15/29	70	71,112
5.25%, 07/15/28	70	71,020
5.35%, 03/15/35	1,345	1,360,044
5.40%, 01/31/35	1,130	1,146,932
5.45%, 02/15/34	1,195	1,218,858
5.50%, 03/15/28	25	25,415
5.55%, 07/15/33	290	298,697
5.65%, 03/15/33	25	25,915
5.90%, 11/15/33	160	167,942
AvalonBay Communities, Inc.
2.30%, 03/01/30	57	52,605
3.20%, 01/15/28	155	152,257
3.30%, 06/01/29	110	106,321
3.90%, 10/15/46	59	46,190
4.35%, 04/15/48	122	101,046
5.00%, 02/15/33	410	414,098
Boston Properties LP
2.45%, 10/01/33	460	379,173
2.55%, 04/01/32	300	261,335
2.90%, 03/15/30	360	335,661
3.25%, 01/30/31	369	342,627
3.40%, 06/21/29	401	385,344
4.50%, 12/01/28	275	274,169
5.75%, 01/15/35	210	212,196
6.50%, 01/15/34	270	286,019
6.75%, 12/01/27	100	103,062
Brixmor Operating Partnership LP
2.50%, 08/16/31	30	26,765
4.05%, 07/01/30	319	310,311
4.13%, 05/15/29	60	59,217
COPT Defense Properties LP
2.00%, 01/15/29	285	266,655
2.75%, 04/15/31	215	194,877
2.90%, 12/01/33	200	170,233
Crown Castle, Inc.
2.10%, 04/01/31	515	452,681
2.25%, 01/15/31	370	329,516
2.50%, 07/15/31	280	249,158
2.90%, 04/01/41	1,075	784,761
3.10%, 11/15/29	105	99,616
3.25%, 01/15/51	220	144,701
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.30%, 07/01/30	$445	$419,962
3.65%, 09/01/27	775	767,758
3.80%, 02/15/28	857	846,783
4.00%, 11/15/49	205	152,752
4.15%, 07/01/50	215	166,307
4.30%, 02/15/29	380	376,718
4.75%, 05/15/47	264	223,005
4.80%, 09/01/28	525	527,750
5.00%, 01/11/28	320	322,425
5.10%, 05/01/33	395	392,301
5.20%, 09/01/34	1,185	1,180,447
5.20%, 02/15/49	251	225,350
5.60%, 06/01/29	225	230,481
5.80%, 03/01/34	75	77,411
Digital Realty Trust LP
3.60%, 07/01/29	3,309	3,213,348
3.70%, 08/15/27	1,584	1,570,547
4.45%, 07/15/28	5,017	5,010,661
5.55%, 01/15/28	2,580	2,622,372
DOC DR LLC
2.63%, 11/01/31	20	17,827
3.95%, 01/15/28	275	272,469
Equinix Asia Financing Corp. Pte. Ltd., 4.40%, 03/15/31	2,055	2,018,515
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/30	370	366,489
5.50%, 06/15/34	1,735	1,770,309
Equinix, Inc.
1.55%, 03/15/28	405	385,007
1.80%, 07/15/27	20	19,436
2.00%, 05/15/28	1,255	1,198,227
2.15%, 07/15/30	910	820,989
2.50%, 05/15/31	505	453,318
2.95%, 09/15/51	260	163,307
3.00%, 07/15/50	282	180,357
3.20%, 11/18/29	1,858	1,773,941
3.40%, 02/15/52	225	152,579
3.90%, 04/15/32	220	208,563
Federal Realty OP LP
3.20%, 06/15/29	234	224,392
3.50%, 06/01/30	785	748,599
4.50%, 12/01/44	50	42,982
Healthpeak OP LLC
3.00%, 01/15/30	579	545,863
3.50%, 07/15/29	571	551,598
4.75%, 01/15/33	25	24,510
5.25%, 12/15/32	15	15,145
6.75%, 02/01/41	155	169,024
Highwoods Realty LP
2.60%, 02/01/31	20	17,832
3.05%, 02/15/30	135	125,410
4.20%, 04/15/29	60	58,786
7.65%, 02/01/34	50	55,903
Host Hotels & Resorts LP
5.70%, 07/01/34	40	40,803
Series H, 3.38%, 12/15/29	260	247,305
Series I, 3.50%, 09/15/30	470	443,113
Series J, 2.90%, 12/15/31	55	49,113
Kilroy Realty LP
2.50%, 11/15/32	315	261,075
3.05%, 02/15/30	470	432,688

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Kimco Realty OP LLC
3.70%, 10/01/49	$69	$50,786
4.13%, 12/01/46	152	122,978
4.25%, 04/01/45	80	66,772
4.45%, 09/01/47	115	96,211
Piedmont Operating Partnership LP, 3.15%, 08/15/30	160	146,127
Prologis LP
2.13%, 10/15/50	176	94,124
2.25%, 04/15/30	35	32,224
2.25%, 01/15/32	60	52,808
2.88%, 11/15/29	45	42,694
3.00%, 04/15/50	116	76,212
3.05%, 03/01/50	51	33,884
3.88%, 09/15/28	930	919,791
4.00%, 09/15/28	20	19,836
4.38%, 02/01/29	215	214,885
4.38%, 09/15/48	170	140,483
4.63%, 01/15/33	285	281,993
4.75%, 06/15/33	450	446,694
4.88%, 06/15/28	115	116,208
5.13%, 01/15/34	100	101,050
5.25%, 03/15/54	20	18,864
Regency Centers LP
2.95%, 09/15/29	250	238,149
4.13%, 03/15/28	232	231,010
4.40%, 02/01/47	80	67,186
4.50%, 03/15/33	25	24,365
4.65%, 03/15/49	105	90,006
VICI Properties LP
4.95%, 02/15/30	140	140,015
5.13%, 05/15/32	310	307,873
5.63%, 05/15/52	280	257,126
Welltower OP LLC
2.75%, 01/15/31	205	188,888
2.75%, 01/15/32	475	428,368
2.80%, 06/01/31	205	188,273
3.10%, 01/15/30	300	285,142
3.85%, 06/15/32	335	318,896
4.13%, 03/15/29	205	203,319
4.25%, 04/15/28	410	409,390
4.50%, 07/01/30	50	49,818
4.95%, 09/01/48	208	190,857
5.13%, 07/01/35	50	50,295
6.50%, 03/15/41	210	232,069
Weyerhaeuser Co.
4.00%, 11/15/29	469	459,245
4.00%, 04/15/30	297	289,142
6.95%, 10/01/27	20	20,588
7.38%, 03/15/32	435	486,658
		55,595,314
Retail — 0.7%
AutoNation, Inc.
2.40%, 08/01/31	140	123,179
3.80%, 11/15/27	212	209,728
3.85%, 03/01/32	70	65,415
4.45%, 01/15/29	100	99,115
4.75%, 06/01/30	135	134,316
5.89%, 03/15/35	830	847,576
Security	Par (000)	Value
Retail (continued)
Best Buy Co., Inc.
1.95%, 10/01/30	$2,575	$2,294,036
4.45%, 10/01/28	1,986	1,986,149
Dollar General Corp.
4.13%, 04/03/50	49	37,647
5.20%, 07/05/28	65	65,785
5.45%, 07/05/33	35	35,609
5.50%, 11/01/52	5	4,696
Dollar Tree, Inc., 3.38%, 12/01/51	95	63,041
Ferguson Enterprises, Inc.
4.35%, 03/15/31	50	49,187
5.00%, 10/03/34	995	987,354
Genuine Parts Co., 6.88%, 11/01/33	35	37,879
Home Depot, Inc.(The)
2.70%, 04/15/30	458	430,653
2.80%, 09/14/27	145	142,665
2.95%, 06/15/29	1,545	1,485,771
3.13%, 12/15/49	335	223,627
3.25%, 04/15/32	170	158,516
3.30%, 04/15/40	50	40,155
3.35%, 04/15/50	437	304,099
3.50%, 09/15/56	390	267,542
3.63%, 04/15/52	250	179,703
3.75%, 09/15/28	95	94,135
3.90%, 12/06/28	940	934,346
3.90%, 06/15/47	295	230,053
3.95%, 09/15/30(c)	120	117,935
4.20%, 04/01/43	320	272,164
4.25%, 04/01/46	384	319,863
4.40%, 03/15/45	285	243,171
4.50%, 09/15/32	260	258,894
4.50%, 12/06/48	355	301,205
4.65%, 09/15/35	185	180,352
4.85%, 06/25/31	215	218,685
4.88%, 02/15/44	290	265,334
4.95%, 06/25/34	300	301,474
5.30%, 06/25/54	105	98,912
5.40%, 09/15/40	305	307,804
5.40%, 06/25/64	70	66,034
5.88%, 12/16/36	745	792,044
5.95%, 04/01/41	65	68,867
Lowe's Companies, Inc.
1.70%, 10/15/30	145	128,262
2.63%, 04/01/31	205	186,957
3.00%, 10/15/50	223	140,133
3.70%, 04/15/46	300	224,644
3.75%, 04/01/32	185	175,318
3.95%, 10/15/27	275	273,878
4.00%, 10/15/28	275	272,345
4.05%, 05/03/47	370	288,523
4.25%, 03/15/31	275	269,863
4.25%, 04/01/52	225	175,773
4.38%, 09/15/45	379	314,101
4.45%, 04/01/62	380	294,368
4.50%, 04/15/30	135	134,914
4.50%, 10/15/32	265	259,769
4.55%, 04/05/49	330	272,920
4.65%, 04/15/42	140	125,069
4.85%, 10/15/35	260	253,501
5.00%, 04/15/33	55	55,358
5.00%, 04/15/40	144	136,911

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
5.13%, 04/15/50	$266	$238,033
5.15%, 07/01/33	255	257,887
5.50%, 10/15/35	335	344,466
5.63%, 04/15/53	90	86,364
5.75%, 07/01/53	45	43,907
5.80%, 09/15/62	505	490,721
5.85%, 04/01/63	465	453,133
6.50%, 03/15/29	290	305,264
McDonald's Corp.
3.63%, 05/01/43	108	84,241
3.63%, 09/01/49	212	153,866
3.70%, 02/15/42	80	64,399
3.80%, 04/01/28	90	89,274
4.20%, 04/01/50	237	189,040
4.45%, 03/01/47	222	186,926
4.45%, 09/01/48	241	201,554
4.60%, 05/26/45	200	173,585
4.70%, 12/09/35	129	126,427
4.88%, 07/15/40	210	197,973
4.88%, 12/09/45	315	283,625
4.95%, 08/14/33	45	45,684
5.45%, 08/14/53	120	114,443
5.70%, 02/01/39	30	31,114
6.30%, 10/15/37	77	83,956
6.30%, 03/01/38	125	136,188
O'Reilly Automotive, Inc., 4.20%, 04/01/30	92	90,670
Starbucks Corp.
2.25%, 03/12/30	75	68,907
3.35%, 03/12/50	285	194,286
3.50%, 03/01/28	86	84,808
3.50%, 11/15/50	480	335,135
3.55%, 08/15/29	90	87,794
3.75%, 12/01/47	80	59,527
4.30%, 06/15/45	112	92,285
4.45%, 08/15/49	241	198,230
4.50%, 11/15/48	78	64,872
4.80%, 02/15/33	100	100,033
Target Corp.
2.35%, 02/15/30	85	79,019
2.65%, 09/15/30	285	264,540
2.95%, 01/15/52	290	184,436
3.38%, 04/15/29	110	107,350
3.63%, 04/15/46	296	223,315
3.90%, 11/15/47	250	194,293
4.00%, 07/01/42	231	193,416
4.35%, 06/15/28	55	55,138
4.40%, 01/15/33	370	368,249
4.80%, 01/15/53(c)	190	167,844
5.00%, 04/15/35(c)	100	100,237
5.25%, 02/15/36(c)	90	91,529
6.35%, 11/01/32	45	49,075
6.50%, 10/15/37	225	249,464
7.00%, 01/15/38	235	271,692
Tractor Supply Co.
1.75%, 11/01/30	3,004	2,649,132
5.25%, 05/15/33	1,920	1,929,766
		32,264,434
Semiconductors — 0.9%
Analog Devices, Inc.
4.25%, 06/15/28	190	189,866
4.50%, 06/15/30	185	184,830
Security	Par (000)	Value
Semiconductors (continued)
5.30%, 12/15/45	$125	$120,888
5.30%, 04/01/54	10	9,585
Applied Materials, Inc.
1.75%, 06/01/30	790	711,397
2.75%, 06/01/50	175	111,403
4.00%, 01/15/31	826	808,426
4.35%, 04/01/47	276	235,340
4.60%, 01/15/36	1,150	1,116,302
4.80%, 06/15/29	290	293,987
5.10%, 10/01/35	680	689,264
5.85%, 06/15/41	245	257,864
Broadcom, Inc.
3.14%, 11/15/35(b)	545	463,856
3.19%, 11/15/36(b)	450	376,615
3.42%, 04/15/33	659	602,179
3.47%, 04/15/34	449	404,349
3.50%, 02/15/41	353	282,511
4.15%, 04/15/32(b)	190	183,586
4.20%, 10/15/30	35	34,463
4.30%, 01/15/31	35	34,584
4.30%, 11/15/32	160	155,395
4.60%, 07/15/30	75	74,985
4.60%, 01/15/33	75	73,870
4.80%, 02/15/36	275	267,547
4.90%, 07/15/32	125	125,644
4.93%, 05/15/37(b)	532	516,645
4.95%, 01/15/36	30	29,629
5.00%, 04/15/30	355	360,053
5.20%, 07/15/35	125	125,626
5.70%, 01/15/56	45	44,867
Intel Corp.
1.60%, 08/12/28	1,350	1,270,552
2.00%, 08/12/31	45	39,273
2.45%, 11/15/29	675	628,737
3.05%, 08/12/51	180	112,863
3.25%, 11/15/49	360	235,901
3.73%, 12/08/47	314	227,598
3.75%, 08/05/27	215	213,674
3.90%, 03/25/30	25	24,308
4.00%, 08/05/29	120	117,957
4.00%, 12/15/32	640	605,234
4.10%, 05/19/46	109	84,828
4.10%, 05/11/47	200	154,156
4.15%, 08/05/32	240	230,640
4.25%, 12/15/42	150	124,252
4.65%, 06/01/31	520	516,003
4.75%, 03/25/50	293	243,263
4.80%, 10/01/41	235	210,475
4.90%, 07/29/45	212	185,096
4.90%, 08/05/52	190	160,618
4.95%, 03/25/60	190	158,432
5.00%, 08/15/33	530	528,400
5.05%, 08/05/62	5	4,191
5.13%, 02/10/30	475	482,176
5.15%, 02/21/34(c)	175	175,709
5.20%, 02/10/33	685	694,009
5.30%, 05/15/36	655	654,223
5.70%, 02/10/53	220	208,593
5.90%, 02/10/63	155	149,193
6.13%, 05/15/56	575	578,708
6.20%, 05/15/66	425	427,134

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
KLA Corp.
3.30%, 03/01/50	$75	$51,782
5.00%, 03/15/49	90	82,536
5.25%, 07/15/62	85	78,441
Lam Research Corp.
1.90%, 06/15/30	1,345	1,218,917
2.88%, 06/15/50	231	147,811
3.13%, 06/15/60	85	52,448
4.00%, 03/15/29	1,181	1,170,685
4.88%, 03/15/49	175	158,996
Marvell Technology, Inc.
4.75%, 07/15/30	25	25,079
5.30%, 04/15/36	175	175,188
5.45%, 07/15/35	25	25,554
5.95%, 09/15/33	55	58,040
Micron Technology, Inc.
2.70%, 04/15/32	155	139,092
3.48%, 11/01/51	240	171,091
NVIDIA Corp.
2.00%, 06/15/31	1,310	1,173,271
2.85%, 04/01/30	1,585	1,503,688
3.50%, 04/01/40	170	142,265
3.50%, 04/01/50	372	277,229
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	1,935	1,977,799
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/31	365	327,975
2.65%, 02/15/32	390	346,457
3.13%, 02/15/42	470	341,146
3.25%, 05/11/41	140	106,302
3.25%, 11/30/51	139	91,996
3.40%, 05/01/30	565	539,234
4.30%, 08/19/28	195	194,234
4.30%, 06/18/29	1,110	1,100,308
4.40%, 06/01/27	605	605,705
4.85%, 08/19/32	215	213,175
5.00%, 01/15/33	440	439,736
5.25%, 08/19/35	795	796,754
Qorvo, Inc., 4.38%, 10/15/29	290	284,230
QUALCOMM, Inc.
4.30%, 05/20/47	375	310,893
4.50%, 05/20/52	185	154,524
4.65%, 05/20/35	95	93,786
4.80%, 05/20/45	65	58,576
6.00%, 05/20/53	45	46,601
Texas Instruments, Inc.
1.75%, 05/04/30	935	845,328
1.90%, 09/15/31	415	365,070
2.25%, 09/04/29	879	823,360
2.70%, 09/15/51	250	153,009
2.90%, 11/03/27	980	964,372
3.65%, 08/16/32	1,260	1,200,246
3.88%, 03/15/39	318	280,410
4.10%, 08/16/52	50	39,796
4.15%, 05/15/48	410	339,692
4.50%, 05/23/30	120	120,499
4.60%, 02/08/29(c)	220	222,415
4.85%, 02/08/34	505	509,581
4.90%, 03/14/33	700	712,672
5.10%, 05/23/35	125	126,687
5.15%, 02/08/54	155	146,053
Security	Par (000)	Value
Semiconductors (continued)
TSMC Arizona Corp.
2.50%, 10/25/31	$1,620	$1,470,181
3.13%, 10/25/41	30	24,447
3.25%, 10/25/51	235	177,009
4.25%, 04/22/32	435	431,539
4.50%, 04/22/52	235	219,197
		42,184,859
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28	200	189,422
3.48%, 12/01/27	180	177,388
4.20%, 05/01/30	489	478,637
5.35%, 01/15/30	25	25,486
5.75%, 01/15/35	25	25,893
		896,826
Software — 1.0%
Adobe, Inc.
2.30%, 02/01/30	3,125	2,894,996
4.80%, 04/04/29(c)	320	323,979
4.95%, 04/04/34	290	289,680
5.30%, 01/17/35	1,190	1,210,461
Autodesk, Inc.
2.40%, 12/15/31	1,115	982,860
2.85%, 01/15/30	660	620,153
3.50%, 06/15/27	1,588	1,573,990
5.30%, 06/15/35	815	814,988
Broadridge Financial Solutions, Inc.
2.60%, 05/01/31	1,030	920,718
2.90%, 12/01/29	955	895,485
5.75%, 05/15/36	125	125,458
Cadence Design Systems, Inc.
4.20%, 09/10/27	1,155	1,153,070
4.30%, 09/10/29	1,725	1,714,820
4.70%, 09/10/34	1,055	1,039,478
Fidelity National Information Services, Inc.
4.50%, 08/15/46	30	24,329
5.10%, 07/15/32	300	301,067
Fiserv, Inc.
3.50%, 07/01/29	165	158,649
4.20%, 10/01/28	100	98,947
4.40%, 07/01/49	403	309,071
4.55%, 02/15/31	30	29,396
5.25%, 08/11/35(c)	50	48,935
Intuit, Inc.
1.35%, 07/15/27	330	319,789
1.65%, 07/15/30	470	417,688
5.20%, 09/15/33	745	753,335
5.50%, 09/15/53	1,180	1,065,183
Microsoft Corp.
2.53%, 06/01/50	270	162,598
2.68%, 06/01/60	155	86,894
2.92%, 03/17/52	710	456,952
3.04%, 03/17/62	100	61,310
3.45%, 08/08/36	610	548,000
3.50%, 02/12/35(c)	1,115	1,036,651
3.50%, 11/15/42	50	40,372
3.95%, 08/08/56	90	68,842
4.00%, 02/12/55	135	104,953
4.10%, 02/06/37	460	436,772
4.20%, 11/03/35(c)	445	434,897

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
4.50%, 10/01/40	$50	$47,760
Oracle Corp.
3.60%, 04/01/40	787	582,352
3.60%, 04/01/50	762	474,172
3.65%, 03/25/41	505	368,779
3.80%, 11/15/37	392	317,985
3.85%, 07/15/36	320	268,295
3.85%, 04/01/60	593	357,687
3.90%, 05/15/35	475	408,566
3.95%, 03/25/51	571	374,583
4.00%, 07/15/46	562	390,120
4.00%, 11/15/47	444	303,069
4.10%, 03/25/61	284	180,023
4.13%, 05/15/45	387	274,858
4.20%, 09/27/29	15	14,620
4.30%, 07/08/34	305	275,471
4.38%, 05/15/55	356	243,890
4.50%, 05/06/28	40	39,916
4.50%, 07/08/44	300	228,361
4.70%, 09/27/34	95	88,194
4.90%, 02/06/33	555	532,946
5.20%, 09/26/35	310	294,775
5.38%, 07/15/40	392	353,052
5.38%, 09/27/54	240	192,340
5.50%, 09/27/64	335	264,329
5.55%, 02/06/53	305	252,114
5.70%, 02/04/36	510	501,107
5.88%, 09/26/45	200	178,582
5.95%, 09/26/55	375	327,902
6.00%, 08/03/55	80	69,889
6.10%, 09/26/65	360	309,791
6.13%, 07/08/39	349	343,423
6.13%, 08/03/65	215	185,999
6.25%, 11/09/32	270	279,556
6.50%, 04/15/38	316	323,846
6.55%, 02/04/46	5	4,815
6.70%, 02/04/56	740	712,670
6.85%, 02/04/66	355	340,905
6.90%, 11/09/52	435	427,850
Salesforce, Inc.
2.70%, 07/15/41	35	24,129
2.90%, 07/15/51	220	130,044
3.70%, 04/11/28	5,215	5,155,652
4.90%, 09/15/31	975	975,643
5.20%, 03/15/33	775	778,623
5.55%, 03/15/36	1,000	1,006,051
6.40%, 03/15/46	375	381,758
6.55%, 03/15/56	480	489,700
6.70%, 03/15/66	395	409,638
ServiceNow, Inc.
1.40%, 09/01/30	2,165	1,901,234
4.25%, 05/15/28	60	59,995
4.70%, 08/15/31	80	79,978
5.05%, 05/15/33	85	85,376
5.40%, 05/15/36	210	211,608
Series ., 6.30%, 05/15/56	35	36,095
Synopsys, Inc.
4.85%, 04/01/30	700	703,752
5.00%, 04/01/32	1,170	1,177,396
5.15%, 04/01/35	1,215	1,212,668
5.70%, 04/01/55	380	370,560
Security	Par (000)	Value
Software (continued)
VMware LLC, 4.70%, 05/15/30	$803	$805,470
Workday, Inc.
3.70%, 04/01/29	645	628,794
3.80%, 04/01/32	860	803,198
		50,086,720
Telecommunications — 0.7%
America Movil SAB de CV
4.38%, 07/16/42	25	21,675
4.38%, 04/22/49	220	181,555
6.13%, 11/15/37	187	196,385
6.13%, 03/30/40	517	540,848
6.38%, 03/01/35	240	259,718
AT&T, Inc.
3.30%, 02/01/52	350	222,997
3.50%, 06/01/41	460	357,141
3.50%, 09/15/53	954	630,807
3.50%, 02/01/61	315	195,875
3.55%, 09/15/55	1,031	672,692
3.65%, 06/01/51	584	402,554
3.65%, 09/15/59	943	615,265
3.80%, 12/01/57	915	621,474
3.85%, 06/01/60	355	240,234
4.30%, 12/15/42	145	120,778
4.35%, 06/15/45	140	113,642
4.50%, 03/09/48	212	171,464
4.55%, 03/09/49	231	186,506
4.65%, 06/01/44	85	72,336
4.75%, 05/15/46	240	203,987
4.80%, 06/15/44	40	34,621
4.85%, 03/01/39	275	256,538
4.85%, 07/15/45	120	104,396
4.90%, 08/15/37	183	175,860
5.15%, 03/15/42	222	204,477
5.15%, 11/15/46	35	31,411
5.15%, 02/15/50	140	123,191
5.25%, 03/01/37	480	476,103
5.35%, 09/01/40	79	76,844
5.45%, 03/01/47	125	116,049
5.55%, 08/15/41	270	262,991
5.70%, 03/01/57	166	157,593
6.00%, 08/15/40	155	158,578
6.00%, 04/30/56	120	117,800
6.05%, 08/15/56	20	19,749
6.30%, 01/15/38	85	90,387
6.30%, 10/30/66	100	100,385
6.38%, 03/01/41	230	243,368
6.55%, 02/15/39	203	220,476
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52	75	52,244
Series US-6, 3.20%, 02/15/52	5	3,223
British Telecommunications PLC, 9.63%, 12/15/30	707	841,692
Cisco Systems, Inc.
4.75%, 02/24/30	75	75,958
4.85%, 02/26/29	100	101,459
4.95%, 02/26/31	75	76,567
4.95%, 02/24/32	75	76,264
5.05%, 02/26/34	350	354,700
5.10%, 02/24/35	100	101,398
5.30%, 02/26/54	235	223,404
5.35%, 02/26/64	45	42,305
5.50%, 01/15/40	465	475,825

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
5.50%, 02/24/55	$85	$83,177
5.90%, 02/15/39	322	342,626
Juniper Networks, Inc., 5.95%, 03/15/41	184	184,363
Koninklijke KPN NV, 8.38%, 10/01/30	1,655	1,890,623
Motorola Solutions, Inc.
2.30%, 11/15/30	150	135,504
4.60%, 02/23/28	283	284,170
4.60%, 05/23/29	180	180,270
4.85%, 08/15/30	90	90,469
5.20%, 08/15/32	100	101,314
5.50%, 09/01/44	90	87,025
5.55%, 08/15/35	100	102,085
5.60%, 06/01/32	135	139,494
Nokia OYJ
4.38%, 06/12/27	1,695	1,688,723
6.63%, 05/15/39	1,925	2,044,200
Rogers Communications, Inc.
3.80%, 03/15/32	45	41,982
4.30%, 02/15/48	185	145,541
4.35%, 05/01/49	135	106,758
4.50%, 03/15/42	45	38,388
4.50%, 03/15/43	117	97,571
4.55%, 03/15/52	170	135,090
TELUS Corp.
3.70%, 09/15/27	700	692,972
4.30%, 06/15/49	5	4,004
4.60%, 11/16/48	55	45,930
Verizon Communications, Inc.
2.36%, 03/15/32	130	114,138
2.55%, 03/21/31	286	260,931
2.65%, 11/20/40	600	426,747
2.88%, 11/20/50	300	185,466
2.99%, 10/30/56	661	392,098
3.00%, 11/20/60	870	506,383
3.55%, 03/22/51	530	372,770
3.70%, 03/22/61	767	518,615
3.85%, 11/01/42	456	367,709
4.13%, 08/15/46	239	192,138
4.27%, 01/15/36	455	421,892
4.40%, 11/01/34	576	548,682
4.50%, 08/10/33	799	776,821
4.52%, 09/15/48	310	257,611
4.67%, 03/15/55	365	300,778
4.75%, 11/01/41	249	224,837
4.81%, 03/15/39	362	339,307
4.86%, 08/21/46	683	601,905
5.01%, 04/15/49	270	238,198
5.01%, 08/21/54	450	392,705
5.05%, 05/09/33	110	111,322
5.25%, 03/16/37	750	745,097
5.50%, 03/16/47	357	342,197
5.85%, 09/15/35	220	230,982
5.88%, 11/30/55	90	88,492
6.00%, 11/30/65	700	689,765
6.40%, 09/15/33	15	16,262
6.55%, 09/15/43	240	259,706
7.75%, 12/01/30	180	201,958
Vodafone Group PLC
4.25%, 09/17/50	277	214,883
4.38%, 02/19/43	40	33,821
4.88%, 06/19/49	275	235,571
Security	Par (000)	Value
Telecommunications (continued)
5.00%, 05/30/38	$200	$195,781
5.25%, 05/30/48	415	376,834
6.15%, 02/27/37	255	273,989
6.25%, 11/30/32	325	346,949
7.88%, 02/15/30	310	343,908
		32,233,316
Toys, Games & Hobbies — 0.0%
Hasbro, Inc., 6.35%, 03/15/40	75	78,380
Transportation — 0.4%
Canadian National Railway Co.
2.45%, 05/01/50	635	373,051
3.20%, 08/02/46	189	134,181
3.65%, 02/03/48	152	114,375
3.85%, 08/05/32	50	47,735
4.20%, 03/12/31	75	73,718
4.35%, 05/12/29	55	54,873
4.38%, 09/18/34	125	121,271
4.40%, 08/05/52	110	92,051
4.45%, 01/20/49	170	144,121
4.75%, 11/12/35	75	73,818
4.95%, 05/12/36	75	74,650
5.85%, 11/01/33	250	267,213
6.20%, 06/01/36	75	81,433
6.25%, 08/01/34	45	49,093
6.38%, 11/15/37	155	171,412
Canadian Pacific Railway Co.
3.10%, 12/02/51	525	342,703
4.20%, 11/15/69	95	70,752
4.80%, 09/15/35	105	103,729
4.80%, 08/01/45	15	13,490
5.95%, 05/15/37	100	106,117
6.13%, 09/15/2115	510	527,391
7.13%, 10/15/31	165	182,845
CH Robinson Worldwide, Inc., 4.20%, 04/15/28	2,825	2,804,801
CSX Corp.
2.40%, 02/15/30	104	96,553
2.50%, 05/15/51	120	70,222
3.35%, 09/15/49	185	129,453
3.80%, 11/01/46	224	173,426
3.80%, 04/15/50	115	87,117
3.95%, 05/01/50	153	118,163
4.10%, 11/15/32	50	48,467
4.10%, 03/15/44	74	61,457
4.25%, 11/01/66	120	91,354
4.30%, 03/01/48	240	197,843
4.40%, 03/01/43	83	72,701
4.50%, 03/15/49	148	124,378
4.50%, 11/15/52	25	21,076
4.50%, 08/01/54	170	141,656
4.65%, 03/01/68	48	39,415
4.75%, 05/30/42	135	124,112
4.75%, 11/15/48	188	166,647
5.05%, 06/15/35	75	75,236
5.50%, 04/15/41	165	166,176
6.00%, 10/01/36	157	168,205
6.15%, 05/01/37	140	151,248
6.22%, 04/30/40	165	178,653
GXO Logistics, Inc., 2.65%, 07/15/31	1,189	1,054,158
Norfolk Southern Corp.
2.55%, 11/01/29	47	44,159

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
2.90%, 08/25/51	$66	$41,074
3.16%, 05/15/55	180	114,879
3.40%, 11/01/49	121	84,180
4.05%, 08/15/52	284	218,515
4.10%, 05/15/2121	90	62,111
4.45%, 03/01/33	50	49,130
4.55%, 06/01/53	40	33,309
5.05%, 08/01/30	175	178,023
5.10%, 08/01/2118	50	43,000
Ryder System, Inc.
4.30%, 06/15/27	120	119,878
4.30%, 12/01/30	110	108,185
4.85%, 06/15/30	100	100,722
4.90%, 12/01/29	35	35,288
4.95%, 09/01/29	495	500,447
5.00%, 03/15/30	385	389,845
5.25%, 06/01/28	995	1,009,494
5.38%, 03/15/29	265	270,791
5.50%, 06/01/29	480	491,900
5.65%, 03/01/28	615	627,731
6.30%, 12/01/28	420	437,070
6.60%, 12/01/33	2,055	2,249,147
Union Pacific Corp.
2.97%, 09/16/62	115	67,227
3.25%, 02/05/50	370	254,362
3.35%, 08/15/46	129	92,700
3.38%, 02/01/35	100	89,282
3.50%, 02/14/53	115	80,917
3.55%, 08/15/39	5	4,218
3.55%, 05/20/61	100	67,370
3.60%, 09/15/37	95	83,493
3.75%, 02/05/70	282	191,095
3.80%, 10/01/51	344	258,000
3.80%, 04/06/71	315	216,708
3.84%, 03/20/60	397	286,213
3.85%, 02/14/72	175	121,606
3.88%, 02/01/55	210	156,132
3.95%, 08/15/59	215	158,154
4.00%, 04/15/47	115	90,985
4.05%, 11/15/45	194	156,802
4.05%, 03/01/46	177	142,866
4.10%, 09/15/67	230	169,335
4.30%, 03/01/49	225	184,896
4.50%, 09/10/48	120	101,248
4.95%, 05/15/53	70	62,913
5.10%, 02/20/35	165	167,857
5.60%, 12/01/54	160	158,477
		20,154,273
Trucking & Leasing — 0.1%
GATX Corp.
3.10%, 06/01/51	215	136,716
3.50%, 03/15/28	235	230,982
3.50%, 06/01/32	240	221,958
4.00%, 06/30/30	50	48,724
4.55%, 11/07/28	229	228,673
4.70%, 04/01/29	320	320,723
4.90%, 03/15/33	100	99,625
5.20%, 03/15/44	87	80,266
5.45%, 09/15/33	200	202,833
5.50%, 06/15/35	25	25,275
6.05%, 03/15/34	355	373,877
Security	Par (000)	Value
Trucking & Leasing (continued)
6.05%, 06/05/54	$850	$858,580
6.90%, 05/01/34	275	303,323
		3,131,555
Water — 0.0%
American Water Capital Corp.
2.80%, 05/01/30	139	130,282
3.25%, 06/01/51	25	16,759
3.45%, 06/01/29	217	210,840
3.45%, 05/01/50	335	234,980
3.75%, 09/01/47	127	96,449
4.00%, 12/01/46	146	114,704
4.15%, 06/01/49	238	187,992
4.20%, 09/01/48	171	137,260
4.30%, 12/01/42	50	43,398
4.30%, 09/01/45	100	83,213
5.45%, 03/01/54	80	76,217
6.59%, 10/15/37	80	89,704
Essential Utilities, Inc.
2.70%, 04/15/30	157	145,905
3.35%, 04/15/50	263	177,130
3.57%, 05/01/29	160	155,284
4.28%, 05/01/49	283	225,493
4.80%, 08/15/27	25	25,096
5.13%, 03/15/36	25	24,620
5.25%, 08/15/35	25	25,062
5.30%, 05/01/52	195	178,076
5.38%, 01/15/34	25	25,411
United Utilities PLC, 6.88%, 08/15/28	40	41,848
		2,445,723
Total Corporate Bonds & Notes — 25.2% (Cost: $1,258,887,874)		1,219,585,108
Foreign Government Obligations(f)
Canada — 0.5%
Hydro-Quebec
Series HH, 8.50%, 12/01/29	170	192,345
Series HK, 9.38%, 04/15/30	1,510	1,772,331
Series HQ, 9.50%, 11/15/30	1,170	1,402,389
Province of Alberta Canada
1.30%, 07/22/30	586	521,499
3.30%, 03/15/28	579	571,124
4.50%, 01/24/34	810	809,020
Province of British Columbia Canada
1.30%, 01/29/31	2,050	1,794,131
4.20%, 07/06/33	2,595	2,543,937
4.75%, 06/12/34	670	676,359
4.80%, 11/15/28	1,235	1,253,604
7.25%, 09/01/36	255	303,238
Province of Manitoba Canada
1.50%, 10/25/28(c)	315	295,962
4.30%, 07/27/33	980	963,297
4.90%, 05/31/34	510	518,542
Province of Ontario Canada
1.13%, 10/07/30	940	824,729
1.60%, 02/25/31	1,515	1,343,722
1.80%, 10/14/31	1,740	1,530,252
2.00%, 10/02/29	10	9,325
2.13%, 01/21/32	1,730	1,536,435
5.05%, 04/24/34	645	666,189

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
Province of Quebec Canada
1.35%, 05/28/30	$1,360	$1,216,959
1.90%, 04/21/31(c)	1,885	1,687,792
3.63%, 04/13/28	1,055	1,046,210
4.50%, 09/08/33	1,055	1,052,524
4.63%, 06/03/36	175	173,820
Series PD, 7.50%, 09/15/29	1,275	1,401,853
		26,107,588
Chile — 0.1%
Chile Government International Bonds
2.55%, 07/27/33	315	270,571
3.10%, 05/07/41	455	347,426
3.10%, 01/22/61	505	313,750
3.25%, 09/21/71	865	541,274
3.50%, 01/31/34	280	254,674
3.50%, 01/25/50	517	373,756
3.63%, 10/30/42	15	12,072
3.86%, 06/21/47	400	314,379
4.00%, 01/31/52	635	497,236
4.34%, 03/07/42	370	326,855
4.95%, 01/05/36	365	361,562
5.33%, 01/05/54	150	143,347
5.65%, 01/13/37	200	208,420
		3,965,322
Hungary — 0.0%
Hungary Government International Bonds, 7.63%, 03/29/41	381	448,448
Indonesia — 0.1%
Indonesia Government International Bonds
3.05%, 03/12/51	2,055	1,315,951
3.20%, 09/23/61	400	245,965
3.35%, 03/12/71	1,030	636,140
3.70%, 10/30/49	200	146,762
4.20%, 10/15/50	265	209,583
4.30%, 03/31/52	250	200,309
4.35%, 01/11/48	205	169,177
4.45%, 04/15/70	75	59,194
5.10%, 02/10/54	100	92,699
5.15%, 09/10/54	55	50,812
5.48%, 02/21/56	215	208,628
		3,335,220
Israel — 0.1%
Israel Government International Bonds
3.88%, 07/03/50	460	332,837
4.13%, 01/17/48	320	245,767
4.50%, 01/17/33	255	245,607
4.50%, 01/30/43	105	89,880
4.50%, 04/03/2120	200	145,589
5.63%, 02/19/35	200	204,785
5.75%, 03/12/54	630	600,658
5.88%, 01/13/56	400	387,025
State of Israel, 3.38%, 01/15/50	170	112,939
		2,365,087
Italy — 0.0%
Republic of Italy Government International Bonds
3.88%, 05/06/51	605	441,465
4.00%, 10/17/49	557	422,304
5.38%, 06/15/33	5	5,197
		868,966
Security	Par (000)	Value
Mexico — 0.1%
Mexico Government International Bonds
3.77%, 05/24/61	$2,040	$1,225,627
4.28%, 08/14/41	135	106,323
4.35%, 01/15/47	15	11,081
4.40%, 02/12/52	2,000	1,430,976
4.50%, 01/31/50	95	70,433
4.60%, 01/23/46	65	50,384
4.75%, 03/08/44	1,025	828,250
5.00%, 04/27/51	120	94,618
5.55%, 01/21/45	105	94,871
5.75%, 10/12/2110	420	342,935
6.00%, 05/07/36	65	64,814
6.05%, 01/11/40	5	4,891
6.13%, 02/09/38	530	521,007
6.34%, 05/04/53	400	374,423
6.40%, 05/07/54	400	375,885
6.63%, 01/29/38	215	220,147
6.75%, 02/09/56	300	293,934
6.88%, 05/13/37	250	262,127
7.38%, 05/13/55	85	89,949
		6,462,675
Panama — 0.1%
Panama Government International Bonds
3.87%, 07/23/60	645	440,550
4.30%, 04/29/53	552	423,601
4.50%, 04/16/50	605	484,477
4.50%, 04/01/56	345	267,465
4.50%, 01/19/63	360	274,112
6.40%, 02/14/35	25	26,560
6.85%, 03/28/54	420	449,456
7.88%, 03/01/57	30	36,185
8.00%, 03/01/38	25	29,485
		2,431,891
Peru — 0.0%
Peruvian Government International Bonds
2.78%, 12/01/60	1,020	556,203
3.23%, 07/28/2121	315	172,492
3.55%, 03/10/51	975	678,828
3.60%, 01/15/72	150	95,057
5.63%, 11/18/50	415	401,176
5.88%, 08/08/54	180	175,848
6.20%, 06/30/55	10	10,140
		2,089,744
Poland — 0.1%
Republic of Poland Government International Bonds
4.88%, 10/04/33	490	490,007
5.13%, 09/18/34	340	341,411
5.38%, 02/12/35	305	309,672
5.38%, 04/14/36	255	255,921
5.50%, 04/04/53	450	418,485
5.50%, 03/18/54	570	528,372
5.75%, 11/16/32	180	189,337
6.13%, 04/14/56	515	515,349
		3,048,554
South Korea — 0.0%
Korea International Bonds
3.88%, 09/20/48	413	347,270
4.13%, 06/10/44	560	502,632
		849,902

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational — 1.8%
African Development Bank, 5.75% , (5-year CMT + 1.58%)(a)(g)	$255	$248,849
Council of Europe Development Bank
3.63%, 01/26/28	975	968,857
3.75%, 01/14/31	120	118,063
4.13%, 01/24/29	2,265	2,267,976
4.50%, 01/15/30	1,485	1,502,263
European Investment Bank
0.75%, 09/23/30	60	52,096
0.88%, 05/17/30	445	392,774
1.25%, 02/14/31	1,100	965,280
1.63%, 10/09/29	265	244,759
1.75%, 03/15/29	50	46,988
3.63%, 07/15/30	40	39,264
3.75%, 11/15/29	2,000	1,978,279
3.75%, 03/13/31	1,260	1,238,427
3.75%, 02/14/33	935	906,633
3.88%, 10/15/30	520	514,781
4.00%, 02/15/29	2,025	2,022,258
4.13%, 02/13/34	2,005	1,976,305
4.25%, 08/16/32	1,930	1,930,919
4.25%, 02/08/36	1,340	1,321,338
4.50%, 03/14/30	1,355	1,373,469
4.63%, 02/12/35	2,465	2,507,887
4.75%, 06/15/29	3,275	3,338,562
4.88%, 02/15/36	1,573	1,625,645
Inter-American Development Bank
0.63%, 09/16/27	1,519	1,455,188
1.13%, 07/20/28	2,363	2,223,899
1.13%, 01/13/31	2,195	1,919,056
2.25%, 06/18/29	2,095	1,986,356
2.38%, 07/07/27	1,552	1,525,671
3.13%, 09/18/28	1,165	1,141,845
3.20%, 08/07/42	1,710	1,371,565
3.50%, 09/14/29	855	839,434
3.50%, 04/12/33	365	347,630
3.75%, 06/14/30	125	123,245
3.88%, 10/28/41	1,025	904,383
4.13%, 01/23/36	380	370,450
4.38%, 07/16/35	485	483,021
4.38%, 01/24/44	850	785,429
4.50%, 02/15/30	125	126,642
4.50%, 09/13/33	170	171,747
International Bank for Reconstruction & Development
0.75%, 11/24/27	4,230	4,033,361
0.75%, 08/26/30	3,815	3,318,499
0.88%, 05/14/30	3,100	2,736,068
1.13%, 09/13/28	1,940	1,817,617
1.25%, 02/10/31	1,375	1,206,903
1.38%, 04/20/28	3,590	3,419,425
1.63%, 11/03/31	2,920	2,558,176
1.75%, 10/23/29	3,402	3,151,354
2.50%, 11/22/27	5,160	5,049,253
2.50%, 03/29/32	1,345	1,225,883
3.13%, 06/15/27	1,865	1,849,186
3.50%, 07/12/28	1,140	1,127,915
3.63%, 09/21/29	805	793,409
3.88%, 10/16/29	250	248,241
3.88%, 02/14/30	1,570	1,557,245
3.88%, 08/28/34	1,740	1,681,280
Security	Par (000)	Value
Supranational (continued)
4.00%, 05/06/32	$100	$98,778
4.38%, 08/27/35	360	358,592
4.50%, 05/20/36	750	752,740
4.63%, 08/01/28	675	683,185
4.63%, 01/15/32	195	198,957
4.75%, 11/14/33	3,070	3,150,775
4.75%, 02/15/35(c)	1,629	1,669,319
International Finance Corp.
0.75%, 08/27/30	1,535	1,334,837
4.50%, 07/13/28	300	302,807
Nordic Investment Bank
3.38%, 09/08/27	855	848,000
3.75%, 05/09/30	200	196,978
4.25%, 02/28/29	405	406,773
		89,132,789
Uruguay — 0.1%
Oriental Republic of Uruguay, 5.25%, 09/10/60	720	662,424
Uruguay Government International Bonds
4.13%, 11/20/45	320	275,270
4.98%, 04/20/55	794	715,624
5.10%, 06/18/50	820	762,375
5.44%, 02/14/37	190	195,258
5.75%, 10/28/34	190	199,265
7.63%, 03/21/36	678	801,956
		3,612,172
Total Foreign Government Obligations — 3.0% (Cost: $148,215,554)		144,718,358
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 23.9%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/32	50	47,651
3.00%, 05/01/29	864	852,389
3.00%, 03/01/46	275	246,967
3.00%, 09/01/46	255	232,308
3.00%, 12/01/46	341	306,177
3.50%, 05/01/33	11	10,822
3.50%, 06/01/34	8	7,868
3.50%, 03/01/38	20	19,325
3.50%, 10/01/42	7	7,047
3.50%, 10/01/44	8	7,748
3.50%, 07/01/47	11	9,776
3.50%, 09/01/47	10	9,377
3.50%, 02/01/48	5	4,986
3.50%, 03/01/48	4	3,777
4.00%, 09/01/45	4	3,906
4.00%, 01/01/48	274	261,760
4.00%, 02/01/48	3	3,212
4.00%, 01/01/49	6	6,033
4.50%, 10/01/48	11	10,628
4.50%, 01/01/49	2	1,976
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.58%, 05/25/32	2,000	1,801,576
Series K077, Class A2, 3.85%, 05/25/28(a)	2,000	1,982,200
Series K098, Class A2, 2.43%, 08/25/29	3,000	2,831,691
Series K100, Class A2, 2.67%, 09/25/29	1,000	948,823
Series K101, Class A2, 2.52%, 10/25/29	300	283,028
Series K115, Class A2, 1.38%, 06/25/30	1,920	1,709,654

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series K120, Class A2, 1.50%, 10/25/30	$3,000	$2,657,777
Series K128, Class A2, 2.02%, 03/25/31	1,000	900,665
Series K154, Class A2, 3.42%, 04/25/32	500	485,782
Series K739, Class A2, 1.34%, 09/25/27	877	851,551
Federal National Mortgage Association
Series 2017-M11, Class A2, 2.98%, 08/25/29	123	118,162
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	1,185	1,173,986
Series 2021-M13, Class A2, 1.60%, 04/25/31(a)	600	527,066
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	1,000	883,195
Government National Mortgage Association
1.50%, 10/20/51	194	151,679
2.00%, 07/20/50	60	48,981
2.00%, 08/20/50	2,730	2,245,356
2.00%, 09/20/50	6,556	5,391,367
2.00%, 11/20/50	1,359	1,117,084
2.00%, 12/20/50	1,400	1,151,345
2.00%, 01/20/51	2,386	1,961,791
2.00%, 02/20/51	3,208	2,634,106
2.00%, 08/20/51	3,351	2,751,397
2.00%, 11/20/51	708	581,348
2.00%, 12/20/51	2,626	2,156,371
2.00%, 01/20/52	8,517	6,992,965
2.00%, 02/20/52	4,279	3,514,040
2.00%, 03/20/52	1,133	930,066
2.00%, 04/20/52	3,275	2,689,026
2.00%, 06/22/56(h)	525	430,582
2.50%, 12/20/46	85	73,701
2.50%, 06/20/50	3,077	2,636,464
2.50%, 08/20/50	259	220,706
2.50%, 09/20/50	382	325,100
2.50%, 01/20/51	962	823,670
2.50%, 02/20/51	5,683	4,863,388
2.50%, 05/20/51	679	581,367
2.50%, 07/20/51	2,277	1,948,335
2.50%, 08/20/51	6,746	5,773,535
2.50%, 11/20/51	2,410	2,062,354
2.50%, 01/20/52	1,307	1,118,219
2.50%, 02/20/52	1,773	1,517,437
2.50%, 03/20/52	6,409	5,485,250
2.50%, 04/20/52	2,603	2,227,615
2.50%, 05/20/52	1,632	1,396,453
2.50%, 07/20/52	525	449,300
2.50%, 08/20/52	1,237	1,058,351
2.50%, 09/20/52	847	724,573
2.50%, 06/22/56(h)	4,175	3,571,096
3.00%, 07/20/45	42	37,766
3.00%, 11/20/45	197	178,196
3.00%, 12/20/45	34	30,591
3.00%, 01/20/46	18	16,013
3.00%, 03/20/46	306	276,183
3.00%, 04/20/46	8	7,408
3.00%, 05/20/46	21	18,951
3.00%, 08/20/46	257	231,500
3.00%, 09/20/46	612	551,906
3.00%, 11/20/46	16	14,332
3.00%, 02/15/47	20	17,944
3.00%, 03/20/47	6	5,813
3.00%, 06/20/47	20	18,265
3.00%, 10/20/47	363	326,706
3.00%, 02/20/48	14	12,444
3.00%, 04/20/49	649	584,347
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 10/15/49	$108	$96,108
3.00%, 01/20/50	673	600,377
3.00%, 02/20/50	140	125,162
3.00%, 07/20/50	1,199	1,069,495
3.00%, 08/20/50	208	185,762
3.00%, 12/20/50	907	808,652
3.00%, 08/20/51	1,748	1,556,116
3.00%, 09/20/51	1,288	1,146,324
3.00%, 10/20/51	2,440	2,172,086
3.00%, 11/20/51	1,096	975,348
3.00%, 12/20/51	1,375	1,224,271
3.00%, 02/20/52	1,983	1,765,148
3.00%, 03/20/52	2,067	1,832,305
3.00%, 05/20/52	2,560	2,277,347
3.00%, 06/20/52	5,072	4,511,657
3.00%, 07/20/52	702	624,451
3.00%, 09/20/52	430	382,406
3.00%, 06/22/56(h)	8,063	7,166,843
3.50%, 09/20/42	26	24,252
3.50%, 12/20/42	23	21,954
3.50%, 09/20/45	2,001	1,847,277
3.50%, 11/20/46	6	5,682
3.50%, 01/20/47	6	5,472
3.50%, 06/20/47	5	4,821
3.50%, 08/20/47	89	82,490
3.50%, 09/20/47	3,553	3,280,745
3.50%, 11/20/47	23	20,911
3.50%, 02/20/48	12	11,177
3.50%, 08/20/48	22	20,170
3.50%, 01/20/49	10	9,026
3.50%, 03/20/49	985	906,655
3.50%, 09/20/49	675	621,043
3.50%, 10/20/49	474	436,130
3.50%, 12/20/49	1,565	1,438,960
3.50%, 01/20/50	439	403,454
3.50%, 03/20/50	299	275,058
3.50%, 08/20/50	146	133,760
3.50%, 01/20/51	4,924	4,526,451
3.50%, 01/20/52	1,987	1,820,727
3.50%, 02/20/52	434	397,959
3.50%, 10/20/52	1,132	1,035,051
3.50%, 05/20/53	1,210	1,112,453
3.50%, 06/23/55(h)	9,325	8,398,818
4.00%, 04/20/47	45	42,925
4.00%, 07/20/47	51	48,319
4.00%, 11/20/47	10	9,900
4.00%, 04/20/48	2	1,923
4.00%, 05/15/48	3	2,955
4.00%, 05/20/48	8	7,381
4.00%, 08/20/48	17	16,119
4.00%, 09/20/48	44	41,701
4.00%, 11/20/48	496	471,840
4.00%, 12/20/48	890	846,030
4.00%, 02/20/49	611	580,984
4.00%, 01/20/50	1,760	1,668,564
4.00%, 02/20/50	1,430	1,359,645
4.00%, 07/20/52	206	194,663
4.00%, 09/20/52	2,273	2,144,243
4.00%, 12/20/52	573	540,494
4.00%, 06/22/56(h)	12,856	11,952,911
4.50%, 07/20/41	681	674,366

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 06/20/48	$15	$15,062
4.50%, 08/20/48	3	2,468
4.50%, 09/20/48	185	181,801
4.50%, 10/20/48	92	90,030
4.50%, 12/20/48	36	35,571
4.50%, 01/20/49	137	133,849
4.50%, 03/20/49	1,047	1,026,234
4.50%, 06/20/49	25	24,922
4.50%, 07/20/49	10	10,236
4.50%, 08/20/49	3	2,555
4.50%, 07/20/52	729	707,735
4.50%, 08/20/52	3,236	3,147,750
4.50%, 09/20/52	688	668,421
4.50%, 04/20/53	2,748	2,663,936
4.50%, 06/20/53	1,442	1,396,862
4.50%, 07/20/53	2,889	2,801,250
4.50%, 10/20/54	1,600	1,543,758
4.50%, 11/20/54	1,699	1,640,181
4.50%, 06/22/56(h)	7,375	7,093,678
5.00%, 04/20/48	5	4,669
5.00%, 05/20/48	2	2,063
5.00%, 11/20/48	2	1,530
5.00%, 12/20/48	3	3,314
5.00%, 01/20/49	17	16,720
5.00%, 06/20/49	232	232,517
5.00%, 07/20/52	178	177,213
5.00%, 09/20/52	1,308	1,301,103
5.00%, 11/20/52	619	615,703
5.00%, 01/20/53	384	382,180
5.00%, 04/20/53	1,918	1,904,396
5.00%, 07/20/53	3,352	3,330,474
5.00%, 11/20/53	1,422	1,411,428
5.00%, 06/20/54	1,343	1,331,811
5.00%, 09/20/54	488	483,358
5.00%, 11/20/54	8,479	8,399,083
5.00%, 12/20/54	4,289	4,244,670
5.00%, 02/20/56	539	532,667
5.00%, 06/22/56(h)	10,577	10,443,926
5.50%, 12/20/52	1,770	1,798,321
5.50%, 01/20/53	73	74,216
5.50%, 02/20/53	814	826,552
5.50%, 03/20/53	1,579	1,601,814
5.50%, 04/20/53	2,074	2,103,864
5.50%, 05/20/53	466	472,856
5.50%, 06/20/53	402	408,673
5.50%, 07/20/53	1,316	1,336,814
5.50%, 09/20/53	1,288	1,305,439
5.50%, 04/20/54	1,566	1,582,982
5.50%, 06/20/54	232	234,023
5.50%, 07/20/54	2,272	2,295,940
5.50%, 08/20/54	3,608	3,652,585
5.50%, 09/20/54	196	197,451
5.50%, 10/20/54	3,936	3,973,666
5.50%, 11/20/54	2,151	2,170,866
5.50%, 11/20/55	5,584	5,621,265
5.50%, 06/22/56(h)	9,225	9,281,893
6.00%, 09/20/53	803	821,372
6.00%, 10/20/53	1,236	1,264,709
6.00%, 06/20/54	724	740,858
6.00%, 07/20/54	1,254	1,283,027
6.00%, 08/20/54	2,487	2,545,573
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 09/20/54	$2,606	$2,667,157
6.00%, 02/20/56	526	537,428
6.00%, 04/20/56	1,601	1,636,631
6.00%, 05/20/56	1,630	1,669,015
6.00%, 06/22/56(h)	5,175	5,272,341
6.50%, 10/20/53	1,627	1,698,861
6.50%, 06/15/54(h)	2,166	2,255,241
6.50%, 06/20/54	677	706,269
6.50%, 07/20/54	1,491	1,556,885
6.50%, 07/20/55	676	703,260
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	342	307,115
1.50%, 10/01/36	288	259,233
1.50%, 11/01/36	189	169,697
1.50%, 02/01/37	1,931	1,734,069
1.50%, 03/01/37	2,753	2,470,592
1.50%, 04/01/37	459	412,265
1.50%, 08/01/37	259	232,096
1.50%, 06/18/40(h)	4,631	4,156,896
1.50%, 11/01/50	378	290,253
1.50%, 02/01/51	2,863	2,193,465
1.50%, 04/01/51	1,008	773,787
1.50%, 05/01/51	1,922	1,475,783
1.50%, 07/01/51	3,882	2,980,569
1.50%, 11/01/51	1,322	1,014,479
1.50%, 04/01/52	399	306,051
2.00%, 12/01/35	1,123	1,036,864
2.00%, 02/01/36	3,142	2,900,950
2.00%, 03/01/36	875	805,831
2.00%, 05/01/36	1,625	1,497,212
2.00%, 06/01/36	984	906,047
2.00%, 08/01/36	842	776,250
2.00%, 09/01/36	1,455	1,337,700
2.00%, 10/01/36	407	374,989
2.00%, 11/01/36	856	789,097
2.00%, 12/01/36	1,146	1,053,785
2.00%, 01/01/37	2,610	2,402,152
2.00%, 02/01/37	4,357	4,001,483
2.00%, 03/01/37	2,116	1,942,077
2.00%, 04/01/37	5,996	5,502,936
2.00%, 05/01/37	2,335	2,142,185
2.00%, 06/01/37	1,729	1,586,613
2.00%, 07/01/38	1,401	1,286,003
2.00%, 06/18/40(h)	16,561	15,206,452
2.00%, 06/01/50	2,700	2,191,779
2.00%, 07/01/50	1,077	874,183
2.00%, 08/01/50	628	510,669
2.00%, 09/01/50	3,227	2,618,462
2.00%, 10/01/50	2,257	1,830,429
2.00%, 11/01/50	3,539	2,864,947
2.00%, 12/01/50	6,742	5,506,026
2.00%, 01/01/51	3,093	2,511,273
2.00%, 02/01/51	2,408	1,948,396
2.00%, 03/01/51	3,794	3,073,193
2.00%, 04/01/51	10,758	8,700,550
2.00%, 05/01/51	10,523	8,516,438
2.00%, 06/01/51	3,364	2,729,520
2.00%, 07/01/51	3,932	3,180,649
2.00%, 08/01/51	4,788	3,863,372
2.00%, 09/01/51	1,533	1,236,415
2.00%, 10/01/51	12,009	9,721,063

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.00%, 11/01/51	$13,562	$10,955,396
2.00%, 12/01/51	5,579	4,512,157
2.00%, 01/01/52	7,638	6,169,290
2.00%, 02/01/52	15,123	12,175,178
2.00%, 03/01/52(i)	25,040	20,161,323
2.00%, 04/01/52	4,629	3,728,916
2.00%, 05/01/52	19,807	15,955,469
2.00%, 07/01/52	1,234	994,416
2.00%, 10/01/52	5,298	4,263,900
2.00%, 06/11/56(h)	30,600	24,470,415
2.50%, 01/01/32	39	37,457
2.50%, 04/01/32	173	166,454
2.50%, 06/01/32	71	68,082
2.50%, 01/01/33	26	25,183
2.50%, 11/01/34	250	235,502
2.50%, 07/01/35	346	328,394
2.50%, 10/01/35	1,474	1,394,688
2.50%, 03/01/36	609	576,332
2.50%, 05/01/36	1,260	1,189,221
2.50%, 06/01/36	319	301,115
2.50%, 07/01/36	1,230	1,160,136
2.50%, 08/01/36	1,502	1,416,889
2.50%, 03/01/37	705	664,296
2.50%, 04/01/37	1,646	1,551,083
2.50%, 05/01/37	1,523	1,433,726
2.50%, 06/01/37	639	601,489
2.50%, 06/16/41(h)	8,188	7,710,793
2.50%, 04/01/47	11	9,111
2.50%, 05/01/50	1,905	1,617,060
2.50%, 06/01/50	73	60,964
2.50%, 07/01/50	181	155,186
2.50%, 08/01/50	198	169,061
2.50%, 09/01/50	1,251	1,065,968
2.50%, 10/01/50	477	405,392
2.50%, 11/01/50	6,000	5,119,896
2.50%, 12/01/50	5,612	4,711,829
2.50%, 01/01/51	857	724,299
2.50%, 02/01/51	1,365	1,154,933
2.50%, 03/01/51	1,554	1,318,527
2.50%, 04/01/51	253	211,785
2.50%, 07/01/51	3,993	3,371,460
2.50%, 08/01/51	7,515	6,378,300
2.50%, 09/01/51	10,895	9,194,571
2.50%, 10/01/51	12,056	10,222,987
2.50%, 11/01/51	5,078	4,289,533
2.50%, 12/01/51	15,607	13,183,143
2.50%, 01/01/52	14,761	12,464,338
2.50%, 02/01/52	13,025	10,973,904
2.50%, 03/01/52	5,755	4,852,759
2.50%, 04/01/52	8,361	7,035,030
2.50%, 05/01/52	1,738	1,465,018
2.50%, 07/01/52	3,660	3,082,097
2.50%, 01/01/54	986	831,707
2.50%, 06/11/56(h)	18,075	15,121,585
3.00%, 03/01/30	307	301,859
3.00%, 01/01/31	18	17,695
3.00%, 08/01/32	43	41,951
3.00%, 10/01/33	18	17,751
3.00%, 07/01/34	4	4,088
3.00%, 09/01/34	31	30,107
3.00%, 11/01/34	16	15,182
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 12/01/34	$38	$36,643
3.00%, 03/01/35	119	114,060
3.00%, 07/01/35	95	91,217
3.00%, 10/01/35	322	308,076
3.00%, 04/01/37	935	889,562
3.00%, 07/01/37	537	511,890
3.00%, 11/01/38	4,195	3,991,162
3.00%, 06/16/41(h)	3,893	3,700,302
3.00%, 07/01/46	336	303,569
3.00%, 11/01/46	694	623,358
3.00%, 12/01/46	333	299,142
3.00%, 12/01/47	148	132,457
3.00%, 01/01/48	51	45,845
3.00%, 03/01/48	929	830,833
3.00%, 11/01/48	100	89,685
3.00%, 02/01/49	3,377	3,052,338
3.00%, 09/01/49	8	6,966
3.00%, 11/01/49	6	5,436
3.00%, 12/01/49	75	66,489
3.00%, 02/01/50	1,411	1,246,780
3.00%, 03/01/50	123	108,851
3.00%, 04/01/50	55	49,048
3.00%, 06/01/50	2,965	2,609,584
3.00%, 07/01/50	1,943	1,718,747
3.00%, 08/01/50	1,478	1,315,642
3.00%, 09/01/50	450	398,114
3.00%, 10/01/50	3,416	3,006,630
3.00%, 11/01/50	778	687,356
3.00%, 12/01/50	372	328,887
3.00%, 01/01/51	965	853,807
3.00%, 04/01/51	6,240	5,454,695
3.00%, 05/01/51	2,637	2,337,278
3.00%, 06/01/51	8,504	7,503,756
3.00%, 07/01/51	3,859	3,409,898
3.00%, 08/01/51	761	675,750
3.00%, 11/01/51	436	384,055
3.00%, 01/01/52	3,051	2,667,295
3.00%, 02/01/52	1,898	1,677,481
3.00%, 03/01/52	6,088	5,356,085
3.00%, 04/01/52	7,715	6,789,311
3.00%, 05/01/52	3,558	3,122,097
3.00%, 07/01/52	2,154	1,886,850
3.00%, 06/11/56(h)	8,350	7,291,475
3.50%, 06/01/33	11	10,951
3.50%, 11/01/33	9	8,718
3.50%, 02/01/34	223	217,347
3.50%, 07/01/34	3	2,824
3.50%, 08/01/34	7	6,735
3.50%, 01/01/35	10	9,486
3.50%, 11/01/38	4,197	4,026,936
3.50%, 06/16/41(h)	1,072	1,025,158
3.50%, 09/01/42	1,910	1,796,199
3.50%, 07/01/45	3,301	3,063,916
3.50%, 08/01/45	33	30,336
3.50%, 01/01/46	74	69,859
3.50%, 09/01/46	305	282,866
3.50%, 01/01/47	44	41,019
3.50%, 07/01/47	1,453	1,361,051
3.50%, 08/01/47	9	8,683
3.50%, 10/01/47	871	804,596
3.50%, 11/01/47	213	197,055

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 01/01/48	$1,607	$1,484,164
3.50%, 02/01/48	651	601,123
3.50%, 04/01/48	51	46,752
3.50%, 07/01/48	135	124,765
3.50%, 11/01/48	8	7,492
3.50%, 01/01/49	89	82,622
3.50%, 02/01/49	224	207,551
3.50%, 03/01/49	641	591,927
3.50%, 06/01/49	2,119	1,955,221
3.50%, 08/01/49	798	737,207
3.50%, 09/01/49	1,734	1,594,343
3.50%, 04/01/50	126	115,800
3.50%, 05/01/50	4,255	3,909,389
3.50%, 06/01/50	244	224,394
3.50%, 07/01/50	370	339,405
3.50%, 02/01/51	3,554	3,266,659
3.50%, 10/01/51	666	614,394
3.50%, 04/01/52	4,058	3,710,794
3.50%, 05/01/52	9,976	9,106,017
3.50%, 06/01/52	4,609	4,227,327
3.50%, 07/01/52	1,632	1,486,143
3.50%, 06/11/56(h)	8,203	7,455,342
4.00%, 07/01/33	7	6,652
4.00%, 08/01/37	156	152,789
4.00%, 09/01/37	205	200,721
4.00%, 11/01/37	295	288,780
4.00%, 02/01/38	153	150,153
4.00%, 05/01/38	136	132,966
4.00%, 11/01/38	84	82,141
4.00%, 06/15/39(h)	5,050	4,903,654
4.00%, 11/01/39	1,223	1,191,243
4.00%, 12/01/39	2,819	2,745,678
4.00%, 08/01/40	146	142,518
4.00%, 01/01/46	202	194,291
4.00%, 10/01/46	6	5,567
4.00%, 07/01/47	1,360	1,295,913
4.00%, 08/01/47	257	245,709
4.00%, 09/01/47	309	294,593
4.00%, 05/01/48	1,813	1,720,330
4.00%, 09/01/48	2,030	1,925,907
4.00%, 10/01/48	4	3,791
4.00%, 12/01/48	2	1,956
4.00%, 01/01/49	1,094	1,037,876
4.00%, 03/01/49	1,254	1,190,493
4.00%, 05/01/49	12	11,314
4.00%, 06/01/49	12	11,724
4.00%, 07/01/49	1,665	1,579,910
4.00%, 11/01/49	224	211,681
4.00%, 12/01/49	7	6,701
4.00%, 01/01/50	68	64,608
4.00%, 04/01/50	1,497	1,420,354
4.00%, 05/01/50	876	828,826
4.00%, 05/01/51	216	204,738
4.00%, 04/01/52	509	479,845
4.00%, 05/01/52	1,186	1,115,852
4.00%, 06/01/52	1,347	1,267,285
4.00%, 07/01/52	2,943	2,770,892
4.00%, 08/01/52	3,180	2,990,709
4.00%, 09/01/52	472	444,120
4.00%, 10/01/52	579	547,702
4.00%, 12/01/52	4,207	3,953,750
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 02/01/53	$3,409	$3,232,677
4.00%, 06/01/54	1,595	1,494,610
4.00%, 06/11/56(h)	11,375	10,648,860
4.50%, 06/15/39(h)	25	24,733
4.50%, 10/01/40	257	253,815
4.50%, 02/01/41	245	242,493
4.50%, 03/01/41	248	244,913
4.50%, 10/01/47	7	7,016
4.50%, 08/01/48	17	16,874
4.50%, 10/01/48	321	314,323
4.50%, 11/01/48	14	13,651
4.50%, 12/01/48	16	16,169
4.50%, 01/01/49	51	49,550
4.50%, 02/01/49	67	65,863
4.50%, 04/01/49	125	122,919
4.50%, 05/01/49	8	8,134
4.50%, 09/01/50	994	971,840
4.50%, 05/01/52	343	333,827
4.50%, 06/01/52	7,353	7,111,055
4.50%, 07/01/52	180	174,401
4.50%, 08/01/52	1,471	1,422,221
4.50%, 09/01/52	3,250	3,147,162
4.50%, 10/01/52	7,268	7,035,649
4.50%, 11/01/52	904	873,856
4.50%, 12/01/52	3,601	3,493,641
4.50%, 08/01/53	833	805,531
4.50%, 03/01/55	3,123	3,003,664
4.50%, 06/11/56(h)	19,720	18,929,259
5.00%, 06/01/48	97	96,854
5.00%, 04/01/49	8	8,544
5.00%, 12/01/49	296	297,329
5.00%, 08/01/52	328	325,713
5.00%, 09/01/52	682	678,542
5.00%, 10/01/52	686	681,008
5.00%, 11/01/52	1,623	1,612,391
5.00%, 12/01/52	926	921,758
5.00%, 01/01/53	6,481	6,433,606
5.00%, 02/01/53	129	127,887
5.00%, 03/01/53	471	469,286
5.00%, 04/01/53	1,796	1,780,428
5.00%, 05/01/53	527	522,369
5.00%, 06/01/53	1,231	1,223,327
5.00%, 08/01/53	5,627	5,575,652
5.00%, 02/01/54	1,921	1,903,842
5.00%, 10/01/54	3,977	3,922,985
5.00%, 11/01/54	5,207	5,136,945
5.00%, 12/01/54	1,221	1,205,207
5.00%, 01/01/55	3,172	3,131,261
5.00%, 11/01/55	1,711	1,694,109
5.00%, 12/01/55	3,947	3,900,321
5.00%, 01/01/56	2,209	2,184,321
5.00%, 03/01/56	9,233	9,135,873
5.00%, 04/01/56	3,772	3,734,479
5.00%, 05/01/56	4,876	4,827,107
5.00%, 06/11/56(h)	20,150	19,822,376
5.50%, 09/01/52	361	368,711
5.50%, 11/01/52	1,117	1,134,676
5.50%, 12/01/52	1,901	1,934,729
5.50%, 01/01/53	2,739	2,786,521
5.50%, 02/01/53	2,806	2,846,896
5.50%, 03/01/53	2,742	2,779,500

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 04/01/53	$5,020	$5,088,372
5.50%, 05/01/53	5,929	5,982,565
5.50%, 06/01/53	455	462,840
5.50%, 07/01/53	1,623	1,648,405
5.50%, 08/01/53	1,701	1,715,314
5.50%, 09/01/53	2,939	2,964,143
5.50%, 03/01/54	3,574	3,601,753
5.50%, 04/01/54	870	880,278
5.50%, 05/01/54	1,802	1,818,527
5.50%, 06/01/54	1,307	1,316,241
5.50%, 08/01/54	2,111	2,133,565
5.50%, 10/01/54	1,847	1,858,901
5.50%, 11/01/54	3,717	3,766,842
5.50%, 03/01/55	783	790,939
5.50%, 04/01/55	1,608	1,623,870
5.50%, 05/01/55	539	543,144
5.50%, 07/01/55	797	803,971
5.50%, 08/01/55	2,907	2,933,763
5.50%, 09/01/55	11,823	11,934,561
5.50%, 10/01/55	1,678	1,698,756
5.50%, 11/01/55	6,184	6,256,722
5.50%, 12/01/55	1,358	1,376,155
5.50%, 01/01/56	870	879,312
5.50%, 02/01/56	1,197	1,211,149
5.50%, 03/01/56	570	577,316
5.50%, 06/11/56(h)	9,551	9,593,153
6.00%, 12/01/52	118	120,958
6.00%, 01/01/53	369	385,293
6.00%, 02/01/53	755	776,344
6.00%, 06/01/53	206	212,510
6.00%, 07/01/53	815	834,874
6.00%, 08/01/53	5,079	5,252,073
6.00%, 09/01/53	2,927	3,009,889
6.00%, 11/01/53	2,280	2,338,753
6.00%, 12/01/53	669	689,727
6.00%, 01/01/54	1,285	1,316,214
6.00%, 02/01/54	301	311,132
6.00%, 03/01/54	509	521,092
6.00%, 04/01/54	1,478	1,519,117
6.00%, 05/01/54	4,420	4,557,278
6.00%, 07/01/54	527	545,053
6.00%, 08/01/54	4,316	4,437,383
6.00%, 09/01/54	2,448	2,527,787
6.00%, 10/01/54	1,937	1,980,797
6.00%, 11/01/54	585	605,631
6.00%, 02/01/55	1,091	1,121,105
6.00%, 03/01/55	3,224	3,309,460
6.00%, 04/01/55	3,170	3,245,446
6.00%, 05/01/55	1,208	1,236,009
6.00%, 06/01/55	1,409	1,448,394
6.00%, 07/01/55	4,794	4,909,862
6.00%, 08/01/55	2,169	2,222,260
6.00%, 09/01/55	2,331	2,385,740
6.00%, 10/01/55	189	195,642
6.00%, 12/01/55	724	746,176
6.00%, 02/01/56	272	280,770
6.00%, 06/11/56(h)	18,100	18,481,370
6.50%, 10/01/53	2,933	3,078,406
6.50%, 11/01/53	1,812	1,884,934
6.50%, 12/01/53	3,017	3,165,858
6.50%, 01/01/54	2,674	2,807,228
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.50%, 02/01/54	$830	$870,670
6.50%, 03/01/54	2,467	2,577,827
6.50%, 04/01/54	548	576,376
6.50%, 07/01/54	587	614,715
6.50%, 08/01/54	2,456	2,558,644
6.50%, 09/01/54	1,167	1,221,299
6.50%, 01/01/55	1,584	1,650,224
6.50%, 02/01/55	1,645	1,721,514
6.50%, 04/01/55	1,026	1,068,182
6.50%, 07/01/55	2,032	2,121,937
6.50%, 08/01/55	979	1,025,958
6.50%, 09/01/55	584	611,387
6.50%, 06/11/56(h)	600	623,656
		1,156,560,246
U.S. Government Agency Obligations — 0.1%
Federal National Mortgage Association
5.63%, 07/15/37	2,142	2,322,894
6.21%, 08/06/38	110	125,264
6.63%, 11/15/30	440	483,974
7.13%, 01/15/30	750	825,139
		3,757,271
U.S. Government Obligations — 45.0%
U.S. Treasury Bonds
1.13%, 05/15/40	7,410	4,653,248
1.13%, 08/15/40	10,130	6,294,845
1.25%, 05/15/50	7,410	3,486,173
1.38%, 11/15/40	7,971	5,121,368
1.38%, 08/15/50	7,620	3,694,509
1.63%, 11/15/50	7,649	3,955,967
1.75%, 08/15/41	13,935	9,288,548
1.88%, 02/15/41	14,019	9,670,920
1.88%, 02/15/51	10,760	5,918,000
1.88%, 11/15/51	12,126	6,597,302
2.00%, 11/15/41	12,445	8,571,494
2.00%, 02/15/50	4,450	2,567,789
2.00%, 08/15/51	12,748	7,186,685
2.25%, 05/15/41	9,544	6,925,365
2.25%, 08/15/46	6,855	4,436,470
2.25%, 08/15/49	3,400	2,096,313
2.25%, 02/15/52	11,167	6,658,324
2.38%, 02/15/42	9,544	6,924,019
2.38%, 11/15/49	3,690	2,329,889
2.38%, 05/15/51	13,438	8,323,161
2.50%, 02/15/45	2,250	1,565,859
2.50%, 02/15/46	6,050	4,140,469
2.50%, 05/15/46	4,950	3,376,055
2.75%, 08/15/42	1,475	1,120,539
2.75%, 11/15/42	3,425	2,589,086
2.75%, 08/15/47	4,300	3,018,734
2.75%, 11/15/47	5,500	3,850,000
2.88%, 05/15/43	1,600	1,220,500
2.88%, 08/15/45	3,395	2,501,691
2.88%, 11/15/46	3,800	2,755,594
2.88%, 05/15/49	1,435	1,011,451
2.88%, 05/15/52	10,260	7,034,512
3.00%, 05/15/42	170	134,619
3.00%, 11/15/44	1,600	1,216,000
3.00%, 05/15/45	1,665	1,257,075
3.00%, 11/15/45	4,316	3,237,000
3.00%, 02/15/47	4,475	3,308,703

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.00%, 05/15/47	$3,900	$2,876,250
3.00%, 02/15/48	11,765	8,601,318
3.00%, 08/15/48	3,855	2,803,308
3.00%, 02/15/49	2,225	1,610,344
3.00%, 08/15/52	9,995	7,024,611
3.13%, 11/15/41	825	670,441
3.13%, 02/15/42	1,000	808,750
3.13%, 02/15/43	2,500	1,986,719
3.13%, 08/15/44	1,600	1,245,000
3.13%, 05/15/48	10,450	7,796,680
3.25%, 05/15/42	8,268	6,777,668
3.38%, 08/15/42	7,972	6,624,234
3.38%, 05/15/44	1,020	827,156
3.38%, 11/15/48	8,400	6,525,750
3.50%, 02/15/39	1,350	1,208,672
3.63%, 08/15/43	1,225	1,038,379
3.63%, 02/15/44	720	606,938
3.63%, 02/15/53	12,593	9,987,823
3.63%, 05/15/53	10,610	8,406,767
3.75%, 11/15/43	300	258,000
3.88%, 08/15/40	300	272,578
3.88%, 02/15/43	5,119	4,515,918
3.88%, 05/15/43	5,452	4,796,908
4.00%, 11/15/42	5,300	4,764,203
4.00%, 11/15/52	11,627	9,872,050
4.13%, 08/15/44	6,349	5,713,108
4.13%, 08/15/53	9,163	7,946,039
4.25%, 05/15/39	1,200	1,154,625
4.25%, 11/15/40	250	236,367
4.25%, 02/15/54	12,286	10,878,869
4.25%, 08/15/54	12,502	11,074,037
4.38%, 02/15/38	2,400	2,374,875
4.38%, 11/15/39	150	145,078
4.38%, 05/15/40	250	240,781
4.38%, 05/15/41	500	477,266
4.38%, 08/15/43	7,067	6,616,479
4.50%, 02/15/36	900	910,125
4.50%, 05/15/38	6,052	6,041,598
4.50%, 08/15/39	2,000	1,965,313
4.50%, 02/15/44	6,187	5,865,083
4.50%, 11/15/54	9,539	8,811,651
4.63%, 02/15/40	250	247,695
4.63%, 05/15/44	8,791	8,455,843
4.63%, 11/15/44	5,733	5,499,201
4.63%, 11/15/45	6,211	5,936,357
4.63%, 02/15/46	6,022	5,751,951
4.63%, 05/15/54	9,627	9,076,456
4.63%, 02/15/55	9,633	9,085,123
4.63%, 11/15/55	9,775	9,228,211
4.75%, 02/15/37	500	513,281
4.75%, 11/15/43	7,211	7,062,273
4.75%, 02/15/45	6,725	6,548,469
4.75%, 11/15/53	12,719	12,220,177
4.75%, 05/15/55	9,607	9,248,239
4.75%, 08/15/55	10,390	10,005,245
4.75%, 02/15/56	8,676	8,364,206
4.88%, 08/15/45	5,851	5,778,777
5.00%, 05/15/37	2,400	2,516,625
5.00%, 05/15/45	6,983	7,011,368
5.00%, 05/15/46	3,209	3,218,777
5.00%, 05/15/56	3,028	3,037,463
Security	Par (000)	Value
U.S. Government Obligations (continued)
5.38%, 02/15/31	$1,000	$1,051,563
6.13%, 08/15/29	1,000	1,059,375
6.25%, 05/15/30	100	107,609
6.38%, 08/15/27	800	821,875
U.S. Treasury Notes
0.38%, 09/30/27	5,400	5,152,148
0.50%, 06/30/27	1,900	1,831,941
0.50%, 08/31/27	6,300	6,037,910
0.50%, 10/31/27	9,250	8,813,154
0.63%, 11/30/27	7,450	7,089,723
0.63%, 12/31/27	10,300	9,773,332
0.63%, 05/15/30	2,600	2,272,563
0.63%, 08/15/30	7,300	6,324,766
0.75%, 01/31/28	7,849	7,441,833
0.88%, 11/15/30	14,652	12,731,214
1.00%, 07/31/28	7,714	7,235,491
1.13%, 02/29/28	6,958	6,623,418
1.13%, 08/31/28	8,750	8,209,961
1.13%, 02/15/31	14,700	12,831,492
1.25%, 03/31/28	7,100	6,758,035
1.25%, 04/30/28	11,869	11,271,377
1.25%, 05/31/28	7,902	7,487,145
1.25%, 06/30/28	7,770	7,345,685
1.25%, 09/30/28	12,200	11,451,797
1.25%, 08/15/31	16,015	13,845,468
1.38%, 10/31/28	6,961	6,538,446
1.38%, 12/31/28	8,962	8,381,571
1.38%, 11/15/31	17,668	15,262,115
1.50%, 11/30/28	7,615	7,159,885
1.50%, 02/15/30	4,200	3,829,547
1.63%, 05/15/31	14,018	12,445,356
1.75%, 01/31/29	7,200	6,785,438
1.88%, 02/28/29	6,212	5,864,031
1.88%, 02/15/32	13,122	11,580,165
2.25%, 08/15/27	2,100	2,058,656
2.25%, 11/15/27	5,070	4,947,409
2.38%, 03/31/29	6,200	5,924,875
2.38%, 05/15/29	6,090	5,809,765
2.63%, 02/15/29	5,215	5,025,141
2.63%, 07/31/29	3,923	3,756,579
2.75%, 07/31/27	7,000	6,905,664
2.75%, 02/15/28	4,225	4,138,685
2.75%, 05/31/29	4,700	4,528,523
2.75%, 08/15/32	11,973	11,005,806
2.88%, 05/15/28	7,058	6,908,453
2.88%, 08/15/28	6,900	6,733,969
2.88%, 04/30/29	5,440	5,265,325
2.88%, 05/15/32	18,797	17,475,336
3.13%, 08/31/27	5,564	5,508,577
3.13%, 11/15/28	275	269,199
3.13%, 08/31/29	6,900	6,702,164
3.25%, 06/30/27	6,540	6,494,271
3.25%, 06/30/29	5,500	5,372,383
3.38%, 09/15/27	13,170	13,076,884
3.38%, 11/30/27	8,747	8,672,172
3.38%, 12/31/27	10,675	10,575,339
3.38%, 02/29/28(c)	13,286	13,150,026
3.38%, 09/15/28	7,177	7,075,513
3.38%, 05/15/33	13,850	13,094,742
3.50%, 09/30/27	8,206	8,158,559
3.50%, 10/31/27	10,329	10,263,233

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.50%, 01/31/28	$16,830	$16,697,201
3.50%, 04/30/28	5,400	5,350,008
3.50%, 10/15/28	11,234	11,098,841
3.50%, 11/15/28	7,717	7,620,537
3.50%, 12/15/28	11,180	11,035,883
3.50%, 01/15/29	11,363	11,210,310
3.50%, 02/15/29	11,600	11,438,687
3.50%, 03/15/29	9,035	8,907,239
3.50%, 09/30/29	9,318	9,151,295
3.50%, 01/31/30	8,400	8,230,031
3.50%, 04/30/30	9,000	8,804,531
3.50%, 11/30/30	10,305	10,042,545
3.50%, 02/28/31	11,748	11,432,272
3.50%, 02/15/33	13,501	12,897,674
3.63%, 08/31/27	8,666	8,632,148
3.63%, 03/31/28	8,500	8,444,219
3.63%, 05/31/28	9,000	8,934,258
3.63%, 08/15/28	8,082	8,015,702
3.63%, 08/31/29	9,245	9,118,604
3.63%, 03/31/30	5,180	5,093,802
3.63%, 08/31/30	9,247	9,069,284
3.63%, 09/30/30	10,518	10,313,392
3.63%, 10/31/30	8,671	8,497,580
3.63%, 12/31/30	9,614	9,412,707
3.63%, 09/30/31	6,668	6,495,570
3.75%, 06/30/27	7,399	7,386,283
3.75%, 08/15/27	7,403	7,386,517
3.75%, 04/15/28	11,180	11,129,777
3.75%, 04/30/28	10,799	10,749,645
3.75%, 05/15/28	17,385	17,302,150
3.75%, 12/31/28	7,147	7,096,189
3.75%, 05/31/30	10,000	9,869,531
3.75%, 06/30/30	6,000	5,918,437
3.75%, 12/31/30	4,806	4,729,780
3.75%, 01/31/31	9,818	9,659,992
3.75%, 08/31/31	9,079	8,900,967
3.75%, 10/31/32	9,646	9,376,213
3.75%, 11/30/32	3,750	3,643,066
3.75%, 02/28/33	7,153	6,936,734
3.88%, 07/31/27	8,519	8,512,345
3.88%, 10/15/27	6,457	6,449,938
3.88%, 11/30/27	867	865,713
3.88%, 12/31/27	9,505	9,488,663
3.88%, 03/15/28	6,282	6,269,240
3.88%, 03/31/28	14,063	14,032,786
3.88%, 06/15/28	12,174	12,141,663
3.88%, 07/15/28	6,613	6,593,884
3.88%, 04/15/29	9,211	9,168,543
3.88%, 05/15/29	13,934	13,868,684
3.88%, 09/30/29	14,212	14,123,175
3.88%, 11/30/29	3,800	3,773,875
3.88%, 12/31/29	8,000	7,943,125
3.88%, 04/30/30	14,900	14,777,774
3.88%, 06/30/30	8,988	8,908,653
3.88%, 07/31/30	13,302	13,181,451
3.88%, 03/31/31	11,949	11,814,574
3.88%, 04/30/31	21,560	21,312,397
3.88%, 08/31/32	3,595	3,523,662
3.88%, 09/30/32	11,144	10,918,508
3.88%, 12/31/32	4,181	4,089,214
3.88%, 08/15/33	15,595	15,188,068
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.88%, 08/15/34	$18,457	$17,848,496
4.00%, 12/15/27	12,444	12,448,375
4.00%, 02/29/28	8,000	8,001,250
4.00%, 06/30/28	10,146	10,143,622
4.00%, 01/31/29	8,481	8,470,399
4.00%, 07/31/29	11,240	11,218,047
4.00%, 10/31/29	11,057	11,028,494
4.00%, 02/28/30	15,400	15,348,266
4.00%, 03/31/30	13,947	13,899,057
4.00%, 05/31/30	8,459	8,425,957
4.00%, 07/31/30	4,349	4,330,313
4.00%, 01/31/31	9,424	9,369,517
4.00%, 04/30/32	5,944	5,878,523
4.00%, 06/30/32	6,720	6,639,675
4.00%, 07/31/32	8,195	8,091,922
4.00%, 01/31/33	7,737	7,617,923
4.00%, 02/15/34	22,859	22,369,675
4.00%, 11/15/35	18,271	17,674,338
4.13%, 09/30/27	5,371	5,382,959
4.13%, 10/31/27	4,800	4,810,125
4.13%, 11/15/27	5,887	5,898,958
4.13%, 07/31/28	11,582	11,607,336
4.13%, 03/31/29	8,484	8,500,570
4.13%, 10/31/29	17,861	17,883,326
4.13%, 11/30/29	8,402	8,413,159
4.13%, 08/31/30	6,200	6,199,516
4.13%, 03/31/31	6,094	6,088,763
4.13%, 07/31/31	10,676	10,660,153
4.13%, 10/31/31	9,000	8,976,094
4.13%, 11/30/31	9,241	9,215,732
4.13%, 02/29/32	9,329	9,292,559
4.13%, 03/31/32	6,992	6,963,595
4.13%, 05/31/32	9,330	9,284,079
4.13%, 11/15/32	16,434	16,318,448
4.13%, 04/30/33	5,537	5,485,523
4.13%, 02/15/36	16,058	15,669,095
4.25%, 01/15/28	6,854	6,881,309
4.25%, 02/15/28	13,356	13,412,346
4.25%, 02/28/29	7,864	7,904,549
4.25%, 06/30/29	9,745	9,796,770
4.25%, 01/31/30	17,948	18,040,544
4.25%, 02/28/31	5,200	5,224,781
4.25%, 06/30/31	10,997	11,044,253
4.25%, 03/31/33	5,551	5,543,194
4.25%, 11/15/34	18,766	18,604,730
4.25%, 05/15/35	18,477	18,272,021
4.25%, 08/15/35	19,312	19,076,635
4.38%, 07/15/27	8,218	8,258,127
4.38%, 08/31/28	11,011	11,092,722
4.38%, 11/30/28	7,600	7,660,562
4.38%, 12/31/29	8,348	8,426,915
4.38%, 11/30/30	6,000	6,059,531
4.38%, 01/31/32	7,320	7,385,194
4.38%, 05/15/34	18,954	18,998,423
4.38%, 05/15/36	7,589	7,551,055
4.50%, 05/31/29	9,110	9,221,740
4.50%, 12/31/31	6,546	6,645,724
4.50%, 11/15/33	16,210	16,402,494
4.63%, 06/15/27	7,994	8,051,769
4.63%, 09/30/28	10,937	11,081,403
4.63%, 04/30/29	9,000	9,139,219

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.63%, 09/30/30	$6,255	$6,378,634
4.63%, 04/30/31	5,212	5,321,533
4.63%, 05/31/31	5,000	5,105,078
4.63%, 02/15/35	19,112	19,443,474
4.88%, 10/31/28	7,992	8,144,347
4.88%, 10/31/30	5,000	5,149,219
U.S. Treasury Notes/Bonds
2.63%, 05/31/27	7,524	7,429,950
3.88%, 05/31/27	9,979	9,975,102
		2,174,667,171
Total U.S. Government & Agency Obligations — 69.0% (Cost: $3,495,398,582)		3,334,984,688
Total Long-Term Investments — 98.6% (Cost: $4,972,476,540)		4,768,588,728
	Shares
Short-Term Securities
Money Market Funds — 5.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.76%(j)(k)	239,080,526	239,152,250
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.58%(j)(k)(l)	25,286,232	25,286,232
Total Short-Term Securities — 5.4% (Cost: $264,379,989)		264,438,482
Total Investments Before TBA Sales Commitments — 104.0% (Cost: $5,236,856,529)		5,033,027,210
	Par (000)
TBA Sales Commitments(h)
Mortgage-Backed Securities — (0.1)%
Government National Mortgage Association, 5.50%, 06/22/56	$(225)	(226,388)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities, 5.00%, 06/11/56	$(2,275)	$(2,238,010)
Total TBA Sales Commitments — (0.1)% (Proceeds: $(2,455,074))		(2,464,398)
Total Investments, Net of TBA Sales Commitments — 103.9% (Cost: $5,234,401,455)		5,030,562,812
Liabilities in Excess of Other Assets — (3.9)%		(193,152,601)
Net Assets — 100.0%		$4,837,410,211

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Zero-coupon bond.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Perpetual security with no stated maturity date.
(h)	Represents or includes a TBA transaction.
(i)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/26	Shares Held at 05/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$220,881,472	$18,310,550 (a)	$—	$(17,221)	$(22,551)	$239,152,250	239,080,526	$2,188,020	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	14,627,245	10,658,987 (a)	—	—	—	25,286,232	25,286,232	27,711 (b)	—
				$(17,221)	$(22,551)	$264,438,482		$2,215,731	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$16,518,589	$—	$16,518,589
Collateralized Mortgage Obligations	—	52,781,985	—	52,781,985
Corporate Bonds & Notes	—	1,219,585,108	—	1,219,585,108
Foreign Government Obligations	—	144,718,358	—	144,718,358
U.S. Government & Agency Obligations	—	3,334,984,688	—	3,334,984,688
Short-Term Securities
Money Market Funds	264,438,482	—	—	264,438,482
Liabilities
Investments
TBA Sales Commitments	—	(2,464,398)	—	(2,464,398)
	$264,438,482	$4,766,124,330	$—	$5,030,562,812

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
SCA	Svenska Celluosa Aktiebolaget
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced